UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-05084
--------------------------------------------------------------------------------

                    Mutual of America Investment Corporation
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      320 Park Avenue, New York, N.Y. 10022
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 John R. Greed
                          Executive Vice President and
                                    Treasurer
                    Mutual of America Life Insurance Company
                                320 Park Avenue
                               New York, NY 10022
--------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (212) 224-1600
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                      Date of fiscal year end: December 31
--------------------------------------------------------------------------------

                     Date of reporting period: June 30, 2004
--------------------------------------------------------------------------------

ITEM 1.    REPORTS TO STOCKHOLDERS.

           The Semi-Annual Reports to Shareholders follows:

                             SEMI-ANNUAL REPORTS OF

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                            SCUDDER VARIABLE SERIES I
                  AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
                        CALVERT SOCIAL BALANCED PORTFOLIO
                   FIDELITY INVESTMENTS(R) VARIABLE INSURANCE
                                 PRODUCTS FUNDS

                                  June 30, 2004


This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS
                                                                            Page
                                                                            ----
Semi-Annual Report of Mutual of America Investment Corporation
   President's Message ....................................................    1
   Portfolio Management Discussions .......................................    3
   Portfolio of Investments in Securities:
     Money Market Fund ....................................................   14
     All America Fund .....................................................   15
     Equity Index Fund ....................................................   23
     Mid-Cap Equity Index Fund ............................................   28
     Bond Fund ............................................................   32
     Short-Term Bond Fund .................................................   36
     Mid-Term Bond Fund ...................................................   39
     Composite Fund .......................................................   42
     Aggressive Equity Fund ...............................................   47
     Conservative Allocation Fund .........................................   49
     Moderate Allocation Fund .............................................   49
     Aggressive Allocation Fund ...........................................   49
   Statement of Assets and Liabilities ....................................   50
   Statement of Operations ................................................   52
   Statements of Changes in Net Assets ....................................   54
   Financial Highlights ...................................................   56
   Notes to Financial Statements ..........................................   66

Semi-Annual Report of Scudder Variable Series I: Bond Portfolio

Semi-Annual Report of Scudder Variable Series I: Capital Growth Portfolio

Semi-Annual Report of Scudder Variable Series I: International Portfolio

Semi-Annual Report of VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

Semi-Annual Report of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.

Semi-Annual Report of Fidelity Investments Variable Insurance Products Funds:
Equity-Income Portfolio

Semi-Annual Report of Fidelity Investments Variable Insurance Products Funds:
Contrafund Portfolio

Semi-Annual Report of Fidelity Investments Variable Insurance Products Funds:
Asset Manager Portfolio

                    MUTUAL OF AMERICA INVESTMENT CORPORATION

      The first six months of this year was a challenging period for the financial markets and for investors. The S&P 500 increased by only 3.4% after a 15.2% increase during the last six months of 2003, and a 28.7% increase for all of 2003. This relatively weak stock performance took place as corporations delivered well above expected first quarter earnings and second quarter earnings estimates were raised dramatically. The bond market, as represented by the Lehman Brothers Aggregate Bond Index, increased by a very modest 0.2%, which is remarkable considering that it occurred during a period in which signs of an economic recovery were evident and a Federal Reserve rate increase was imminent.

      During the first quarter, fears that the recovery would falter on a failure of job growth led to rapid sector rotation in equities and a fair degree of volatility in interest rates. However, a strong jobs report for March, released during the first week of April, confirmed the sustainability of a recovery, but raised a new, and opposite, fear that inflation would accelerate and force the Federal Reserve to raise short term interest rates more quickly and higher than the markets had expected. The rising price of oil also exacerbated inflationary concerns.

      As a result, long term interest rates increased by over 100 basis points in April and equity markets continued to move sideways. The last two months of the second quarter were marked by the stock market's concern regarding whether the Federal Reserve interest rate hike would be 25 or 50 basis points, how quickly rates would be raised, and by how much rates would eventually rise through the tightening cycle. In addition, investors continued to be concerned by the uncertainty regarding whether a smooth and effective transfer of power would take place in Iraq.

      While the stock market in aggregate was essentially flat for the period, there was considerable sector rotation in the face of a variety of uncertainties, discussed above. By the end of the second quarter, there was over a 20% difference between the top performing Energy sector and the worst performing Technology sector of the S&P 500. The Energy Sector outperformance was driven by the rise in the price per barrel of oil from $33.77 to an intra-period peak of $42.32. This resulted from high and rising demand, very high capacity utilization and fear of supply disruptions, whether from the
Middle East or Russia. The underperformance in Technology resulted from the expectation that the highly leveraged growth in earnings delivered during the first six months of this year would slow considerably in the second half of 2004. Most other sectors showed less diverse price movements; however more defensive sectors (Telecom, Utilities, and Consumer Staples) clearly outperformed more cyclical sectors (Materials, Consumer Discretionary).

      Similarly, the bond market's total return over the first six months belied a fair degree of interest rate volatility. For instance, 10-year Treasuries closed 2003 at 4.25%, up from 3.82% at the beginning of 2003. During the first quarter of 2004, long rates dropped back to 3.68% as the recovery's endurance came under suspicion with the failure of job growth. However, in response to a strong jobs report for March, and the consequent questions regarding how aggressive the Federal Reserve would be in raising short-term interest rates, 10-year Treasury rates backed up to a high of 4.87% in early June, and closed at 4.58% on the last day of the period.

      Looking ahead, the consensus view is that the economic recovery will continue, but at a reduced rate of advance; corporate earnings will also grow, but at a slower pace; and the Fed will raise short-term interest rates in modest, probably 25 basis point increments, at each of its next two to three meetings. The key issues of debate and uncertainty remain inflation, especially the price of oil; the continuing threat of terrorism; the Iraqi situation; and, over the next several months, the outcome of the Presidential and Congressional elections in the United States.

      The total return performance for each of the Mutual of America Investment Corporation Funds is reflected below:


                  Total Returns--Six Months Ended June 30, 2004

      Money Market Fund ...........................................    +0.4%
      All America Fund ............................................    +1.2%
      Equity Index Fund ...........................................    +3.3%
      Mid-Cap Index Fund ..........................................    +6.0%
      Bond Fund ...................................................    +0.5%
      Short-Term Bond Fund ........................................    +0.5%
      Mid-Term Bond Fund ..........................................    -0.5%
      Composite Fund ..............................................    +0.9%
      Aggressive Equity Fund ......................................    -5.0%
      Conservative Allocation Fund ................................    +0.6%
      Moderate Allocation Fund ....................................    +2.3%
      Aggressive Allocation Fund ..................................    +2.4%

      The above total return performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.


On the pages immediately following are brief presentations and graphs for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

      o     Historical performance compared with an appropriate index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.

                                       Sincerely,




                                       /s/ Manfred Altstadt
                                       ----------------------------------------
                                       Manfred Altstadt
                                       Chairman of the Board, President
                                       and Chief Executive Officer
                                       Mutual of America Investment Corporation

                                MONEY MARKET FUND

      The Money Market Fund's investment objective is to realize high current income while maintaining liquidity, investment quality and stability of capital. Through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies, the Fund returned 0.79% for the twelve months ended June 30, 2004. Short-term rates remained low during the twelve months ended June 30, 2004 as the Federal Reserve Board kept the Federal Funds rate at 1.00% in an attempt to stimulate the economy. It was not until June 30, 2004 that the Fed Funds rates increased modestly to keep the economy from expanding too quickly. The seven-day effective yield as of August 17, 2004 is 1.2%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.

                                ALL AMERICA FUND

      The investment objective of the All America Fund is to outperform the S&P 500 Index(R). The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500 Index(R) with the remaining 40% actively managed using four different investment approaches. The actively managed portion of the fund is approximately equally distributed among large-cap growth, small-cap growth, large-cap value and small-cap value. Mutual of America Capital Management
Corporation manages the value assets and the small cap growth assets. A sub-advisor manages the large cap growth assets.

      The U.S. equity markets continued their advances that had started in early 2003 into the first half of 2004, with positive performance across all market caps. However, the overall equity performance in the first half of 2004 was not nearly as robust as that of 2003. Equity markets have been held in check year to date due to opposing forces of strong earnings growth and fairly reasonable equity valuation levels on one side and the prospect of higher interest rates and the inevitable slowing of growth on the other side.

      The Fund's return for the twelve months ending June 30, 2004 was 20.3% versus the benchmark return of 19.1%.

                         GROWTH OF A $10,000 INVESTMENT

 [The following table was represented as a line graph in the printed material.]

                   Dates        All America Fund      S & P 500
                   -----        ----------------      ---------
                 6/30/1994           10,000            10,000
                 6/30/1995           12,767            12,607
                 6/30/1996           15,925            15,885
                 6/30/1997           20,395            21,397
                 6/30/1998           25,293            27,850
                 6/30/1999           30,108            34,186
                 6/30/2000           35,419            36,661
                 6/30/2001           28,801            31,224
                 6/30/2002           23,751            25,607
                 6/30/2003           22,988            25,674
                 6/30/2004           27,661            30,577

----------------------------------------------------
                All America Fund
                ----------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $12,033         20.3%    20.3%
 5 Years             $9,188         -8.1%    -1.7%
 10 Years           $27,661        176.6%    10.7%
----------------------------------------------------


----------------------------------------------------
                S & P 500 INDEX
                ---------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $11,910         19.1%    19.1%
 5 Years             $8,943        -10.6%    -2.2%
 10 Years           $30,577        205.8%    11.8%
----------------------------------------------------

      The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                EQUITY INDEX FUND

      The Equity Index Fund's objective is to replicate the performance of the S&P 500 Index(R).

      The S&P 500 Index(R) consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-weighted index of 500 stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the Index proportionate to its market value. The weightings make each company's influence on the Index's performance directly proportional to that company's market value.

      For the twelve months ended June 30, 2004, the S&P 500 Index(R) posted a positive return following three straight years of negative or flat performance. All sectors within the Index posted positive returns with materials and energy representing the best performing sectors. The weakest sectors were telecom services and health care. Within the Index, value stocks outperformed growth stocks during this period.

      The Fund's performance for the twelve months ended June 30, 2004 was 18.9%, in line with the benchmark return of 19.1%. Note that the Fund's performance includes expenses, such as transaction costs and management fees, which are not carried by the benchmark.

                         GROWTH OF A $10,000 INVESTMENT

 [The following table was represented as a line graph in the printed material.]

                  Dates        Equity Index Fund      S & P 500
                  -----        -----------------      ---------
                6/30/1994            10,000            10,000
                6/30/1995            12,580            12,607
                6/30/1996            15,764            15,885
                6/30/1997            21,224            21,397
                6/30/1998            27,543            27,850
                6/30/1999            33,824            34,186
                6/30/2000            36,211            36,661
                6/30/2001            30,801            31,224
                6/30/2002            25,211            25,607
                6/30/2003            25,235            25,674
                6/30/2004            30,004            30,577

----------------------------------------------------
                   Equity Index Fund
                   -----------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $11,890         18.9%    18.9%
 5 Years             $8,871        -11.3%    -2.4%
 10 Years           $30,004        200.0%    11.6%
----------------------------------------------------

----------------------------------------------------
                   S & P 500 Index
                   ---------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $11,910         19.1%    19.1%
 5 Years             $8,943        -10.6%    -2.2%
 10 Years           $30,576        205.8%    11.8%
----------------------------------------------------

      The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                            MID-CAP EQUITY INDEX FUND

      The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P 400 MidCap Index(R). The index is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the index's performance directly proportional to that company's market value. The companies included in the index tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

      For twelve months ended June 30, 2004, mid-cap stocks outperformed the large-cap S&P 500 Index(R), but trailed the small-cap Russell 2000 Index(R). During this period the S&P 400 Mid-Cap Index(R) generated a positive return after two-years of negative returns. For the 12 months ended June 30, 2004, the best performing sectors were consumer staples and industrials. The weakest sectors were utilities and telecom, although both posted positive returns for the period. Within the index for the period, value stocks outperformed growth stocks.

      The Mid-Cap Equity Index Fund's performance for the twelve-month period ending June 30, 2004 was 27.6% versus the 28.0% return of the S&P MidCap 400 Index(R). Mid-cap futures do not trade as precisely as the larger cap instruments so the cash flows in and out of the Fund can have a large impact on the performance, which therefore, may vary from the benchmark. In addition, the performance of the Fund includes expenses, such as transaction costs and management fees, which are not carried by the benchmark.

                         GROWTH OF A $10,000 INVESTMENT

 [The following table was represented as a line graph in the printed material.]

                Dates        Mid Cap Eq.Index Fund      S & P 500
                -----        ---------------------      ---------
               5/3/1999              10,000              10,000
              6/30/1999              10,409              10,581
              6/30/2000              12,079              12,377
              6/30/2001              13,143              13,475
              6/30/2002              12,439              12,839
              6/30/2003              12,284              12,747
              6/30/2004              15,677              16,315

----------------------------------------------------
             Mid-Cap Equity Index Fund
             -------------------------
                                    Total Return
 Period               Growth        ------------
 Ended                 of          Cumu-     Average
 06/30/04            $10,000      lative     Annual
----------------------------------------------------
 1 Year              $12,762        27.6%    27.6%
 5 Years             $15,061        50.6%     8.5%
 Since 5/3/99
  (Inception)        $15,677        56.8%     9.1%
----------------------------------------------------

----------------------------------------------------
               S & P MidCap 400 Index
               ----------------------
                                    Total Return
 Period               Growth        ------------
 Ended                 of          Cumu-     Average
 06/30/04            $10,000      lative     Annual
----------------------------------------------------
 1 Year              $12,799        28.0%    28.0%
 5 Years             $15,418        54.2%     9.0%
 Since 5/3/99
  (Inception)        $16,315        63.2%    10.0%
----------------------------------------------------

      The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                    BOND FUND

      The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treaury issues.

      The ten-year Treasury rate at June 30, 2004 was 4.6%, 1.1% higher than a year ago and over 0.3% higher than year end 2003. Yields on five-year Treasuries also increased by 1.4% from the prior June 30, and over 0.5% over year-end 2003. An increasingly weak dollar and the growing Federal budget deficit combined to push rates higher. Despite rising long-term rates, short-term rates remained relatively low as the Federal Reserve kept the Fed Funds rate at 1.0%, increasing it to 1.25% on June 30, 2004.

      Mortgage-backed securities outperformed Treasury and Agency issues as volatility decreased and spreads tightened due to increased institutional demand. Corporate bonds, which also outperformed Treasuries and Agencies, benefited from a decline in the default rate, contributing to the positive performance.

      The Fund's return was 0.9% for the twelve months ending June 30, 2004, compared to the Lehman Brothers Aggregate Bond Index(R) which returned 0.3% for the same period. The primary reason for the outperformance was the overweighting in corporate bonds relative to the index.

                         GROWTH OF A $10,000 INVESTMENT

 [The following table was represented as a line graph in the printed material.]

                       Dates        Bond Fund      Lehman AGBI
                       -----        ---------      -----------
                     6/30/1994       10,000           10,000
                     6/30/1995       11,311           11,254
                     6/30/1996       11,912           11,818
                     6/30/1997       12,824           12,782
                     6/30/1998       14,310           14,129
                     6/30/1999       14,493           14,572
                     6/30/2000       14,993           15,236
                     6/30/2001       16,657           16,947
                     6/30/2002       17,561           18,410
                     6/30/2003       19,460           20,324
                     6/30/2004       19,626           20,391

----------------------------------------------------
                   Bond Fund
                   ---------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,086         0.9%     0.9%
 5 Years            $13,542         35.4%     6.3%
 10 Years           $19,626         96.3%     7.0%
----------------------------------------------------

----------------------------------------------------
        Lehman Bros. Aggregate Bond Index
        ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $10,033          0.3%     0.3%
 5 Years            $13,993         39.9%     7.0%
 10 Years           $20,392        103.9%     7.4%
----------------------------------------------------

      The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indices do not.

                              SHORT-TERM BOND FUND

      The Short-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate, U.S. Government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues. The Fund's strategy focuses on well-structured U.S. Government agency mortgage securities, which are normally less volatile than other mortgage-backed securities of similar average lives.

      Over the 12-month period ended June 30, 2004, the yield on two-year Treasury issues increased from approximately 1.30% to approximately 2.70%. Mortgage securities, which make up a large portion of the Fund but are not in the index, outperformed other securities with similar duration. However, as these bonds mature, generally they will be replaced by corporate bonds. The Fund's return was 1.7% for the twelve months ended June 30, 2004, compared to the Salomon Brothers 1-3 Year Bond Index(R) which returned 0.8% for the same period.

                         GROWTH OF A $10,000 INVESTMENT

 [The following table was represented as a line graph in the printed material.]

                   Dates        Short Term Bond      Sal Br.1-3
                   -----        ---------------      ----------
                 6/30/1994           10,000            10,000
                 6/30/1995           10,601            10,769
                 6/30/1996           11,136            11,363
                 6/30/1997           11,805            12,114
                 6/30/1998           12,507            12,943
                 6/30/1999           13,129            13,613
                 6/30/2000           13,849            14,287
                 6/30/2001           15,029            15,663
                 6/30/2002           15,944            16,728
                 6/30/2003           16,409            17,713
                 6/30/2004           16,681            17,855

----------------------------------------------------
               Short-Term Bond Fund
               --------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $10,166          1.7%     1.7%
 5 Years            $12,705         27.0%     4.9%
 10 Years           $16,681         66.8%     5.2%
----------------------------------------------------

----------------------------------------------------
          Salomon Bros. 1-3 Year Bond Index
          ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $10,080          0.8%     0.8%
 5 Years            $13,115         31.1%     5.6%
 10 Years           $17,855         78.6%     5.6%
----------------------------------------------------

      The line representing the performance return of the Short-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                               MID-TERM BOND FUND

      The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which normally yield more than U.S. Treasury issues.

      The Fund is significantly overweighted in Agencies and underweighted in Treasuries, which contributed to outperformance in 2003 but more recently has resulted in underperformance. For the twelve-months ended June 30, 2004, the Fund returned -1.1% compared to the Salomon Brothers 3-7 Year Bond Index(R), which returned -0.2%.

                         GROWTH OF A $10,000 INVESTMENT

 [The following table was represented as a line graph in the printed material.]

                    Dates        Mid Term Bond      Sal Br.3-7
                    -----        -------------      ----------
                  6/30/1994          10,000           10,000
                  6/30/1995          11,132           11,118
                  6/30/1996          11,597           11,657
                  6/30/1997          12,486           12,526
                  6/30/1998          13,444           13,668
                  6/30/1999          13,895           14,252
                  6/30/2000          14,282           14,820
                  6/30/2001          15,567           16,577
                  6/30/2002          16,834           18,002
                  6/30/2003          18,446           20,283
                  6/30/2004          18,245           20,247

----------------------------------------------------
                 Mid-Term Bond Fund
                 ------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year              $9,891         -1.1%    -1.1%
 5 Years            $13,131         31.3%     5.6%
 10 Years           $18,245         82.5%     6.2%
----------------------------------------------------

----------------------------------------------------
         Salomon Bros. 3-7 Year Bond Index
         ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year              $9,982         -0.2%    -0.2%
 5 Years            $14,205         42.1%     7.3%
 10 Years           $20,247        102.5%     6.7%
----------------------------------------------------

      The line representing the performance return of the Mid-Term Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                                 COMPOSITE FUND

      The Composite Fund invests in a diversified portfolio of common stocks and fixed income securities seeking appreciation and current income. The equity portion of the Fund invests in stocks within the S&P 500 Index(R).

      The S&P 500 Index(R) continued its advance that started at the beginning of 2003 and lasted into the first half of 2004. However, the index's performance in the first half of 2004 was not nearly as robust as that of 2003. This was mainly due to opposing forces of strong earnings growth and fairly reasonable equity valuation levels on one side, and the prospect of higher interest rates and the inevitable slowing of growth on the other side.

      The ten-year Treasury rate was 4.6% at June 30, 2004, 1.1% higher than a year ago and over 0.3% higher than year-end 2003. Yields on five-year Treasuries also increased by 1.4% from the prior June 30, and over 0.5% over year-end 2003. An increasingly weak dollar, the growing Federal budget deficit and rallying equity markets all combined to push rates higher. Despite rising long-term rates, short-term rates remained relatively low as the Federal Reserve kept the Fed Funds rate at 1.0%, increasing it to 1.25% on June 30, 2004.

      Mortgage-backed securities outperformed Treasury and Agency issues as volatility decreased and spreads tightened due to increased institutional demand. Corporate bonds, which also outperformed Treasuries and Agencies, benefited from a decline in the default rate, contributing to the positive performance.

      For the twelve months ended June 30, 2004, the Composite Fund returned 12.4%. The Lehman Brothers Aggregate Bond Index(R) returned 0.3% and the S&P 500 Index(R) returned 19.1%.

                         GROWTH OF A $10,000 INVESTMENT

 [The following table was represented as a line graph in the printed material.]

   Dates       Composite Fund     Lehman ABGI     S & P 500     Sal 3 Mo T Bill
   -----       --------------     -----------     ---------     ---------------
 6/30/1994         10,000           10,000          10,000           10,000
 6/30/1995         11,396           11,254          12,607           10,537
 6/30/1996         12,964           11,818          15,885           11,110
 6/30/1997         14,874           12,782          21,397           11,694
 6/30/1998         17,926           14,129          27,850           12,306
 6/30/1999         19,730           14,572          34,186           12,886
 6/30/2000         21,558           15,236          36,661           13,569
 6/30/2001         20,515           16,947          31,224           14,335
 6/30/2002         18,517           18,410          25,607           14,687
 6/30/2003         18,718           20,324          25,673           14,894
 6/30/2004         21,035           20,391          30,577           15,037

----------------------------------------------------
                    Composite Fund
                    --------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $11,238         12.4%    12.4%
 5 Years            $10,662          6.6%     1.3%
 10 Years           $21,035        110.4%     7.7%
----------------------------------------------------

----------------------------------------------------
                  S & P 500 Index
                  ---------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $11,910         19.1%    19.1%
 5 Years             $8,943        -10.6%    -2.2%
 10 Years            $30,576       205.8%    11.8%
----------------------------------------------------

----------------------------------------------------
        Lehman Bros. Aggregate Bond Index
        ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $10,033          0.3%     0.3%
 5 Years            $13,993         39.9%     7.0%
 10 Years           $20,392        103.9%     7.4%
----------------------------------------------------

----------------------------------------------------
       Salomon Bros. 3 - Month T-Bill Index
       ------------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $10,096          1.0%     1.0%
 5 Years            $11,668         16.7%     3.1%
 10 Years           $15,038         50.4%     4.2%
----------------------------------------------------

      The line representing the performance return of the Composite Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return lines of the Indices do not.

                             AGGRESSIVE EQUITY FUND

      The objective of the Aggressive Equity Fund is to generate capital appreciation by investing in small-cap growth and value stocks, with the respective weightings to be determined by market conditions.

      For the twelve months ended June 30, 2004, the small-cap Russell 2000(R) Index returned 33.4%, outperforming larger caps as measured by either the S&P 400 Index(R) or the S&P 500(R). For the period ending June 30, 2004, the best performing sectors were energy and producer durables and the worst performers were utility and financial services. All sectors contributed positively for the period and, overall, value outperformed growth.

      Over the twelve-month period ended June 30, 2004, the Fund returned 19.7% versus the 33.4% return for the Russell 2000 Index(R). The underperformance for the period was mainly due to the technology, health care and consumer discretionary sectors in the index performing better than the Fund's representation in those sectors.

                         GROWTH OF A $10,000 INVESTMENT

 [The following table was represented as a line graph in the printed material.]

                  Dates        Aggressive Equity      S & P 500
                  -----        -----------------      ---------
                6/30/1994            10,000            10,000
                6/30/1995            12,822            12,105
                6/30/1996            17,308            14,593
                6/30/1997            21,540            16,976
                6/30/1998            23,371            19,777
                6/30/1999            23,376            20,073
                6/30/2000            32,524            22,950
                6/30/2001            29,019            23,101
                6/30/2002            27,912            21,114
                6/30/2003            24,367            20,768
                6/30/2004            29,159            27,698

----------------------------------------------------
               Aggressive Equity Fund
               ----------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $11,967         19.7%    19.7%
 5 Years            $12,474         24.7%     4.5%
 Since 5/2/94
  (Inception)       $29,159        191.6%    11.3%
----------------------------------------------------

----------------------------------------------------
                Russell 2000 Index
                ------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $13,337         33.4%    33.4%
 5 Years            $13,798         38.0%     6.7%
 Since 5/2/94
  (Inception)       $27,698        177.0%    10.7%
----------------------------------------------------

      The line representing the performance return of the Aggressive Equity Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

                          Conservative Allocation Fund

      The Conservative Allocation Fund invests primarily in the fixed income Funds of the Investment Company and also invests in an equity Fund of the Investment Company. The Fund's target allocation is approximately 75% of net assets in fixed income Funds and approximately 25% of net assets in equity
Funds. The Fund seeks to maintain approximately 30% of its net assets in the Bond Fund, approximately 30% in the Mid-Term Bond Fund, approximately 15% in the Short-Term Bond Fund and approximately 25% in the Equity Index Fund.

      The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. Performance for the Fund is compared to the Lehman Brothers Aggregate Bond Index(R) and the S&P 500 Index(R). For the twelve months ended June 30, 2004, the Fund returned 4.3% versus a 0.3% return in the Lehman Brothers Aggregate Bond Index(R) and a 19.1% return in the S&P 500 Index(R).

                         GROWTH OF A $10,000 INVESTMENT

 [The following table was represented as a line graph in the printed material.]

           Dates        Conservative Alloc      S&P 500      Lehman Agg
           -----        ------------------      -------      ----------
         5/20/2003            10,000            10,000         10,000
         6/30/2003            10,159            10,603         10,135
         6/30/2004            10,600            12,628         10,150

----------------------------------------------------
            Conservative Allocation Fund
            ----------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,434         4.3%     4.3%
 Since 5/20/03
  (Inception)        $10,600         6.0%     5.4%
----------------------------------------------------

----------------------------------------------------
                  S & P 500 Index
                  ---------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $11,910         19.1%    19.1%
 Since 5/20/03
  (Inception)       $12,628         26.3%    23.4%
----------------------------------------------------

----------------------------------------------------
           Lehman Bros. Aggregate Bond Index
           ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,015         0.2%     0.2%
 Since 5/20/03
  (Inception)        $10,150         1.5%     1.4%
----------------------------------------------------

      The line representing the performance return of the Conservative Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return line of the Index does not.

                            Moderate Allocation Fund

      The Moderate Allocation Fund invests in the equity and fixed income Funds of the Investment Company. The Fund's target allocation is approximately 50% of net assets in equity Funds and approximately 50% of net assets in fixed income Funds. The Fund seeks to maintain approximately 35% of its net assets in the Equity Index Fund, approximately 15% in the Mid-Cap Equity Index Fund, approximately 30% in the Bond Fund and approximately 20% in the Mid-Term Bond Fund.

      The objective of the Moderate Allocation Fund is capital appreciation and current income. Performance for the Fund is compared to the S&P 500 Index(R) and the Lehman Brothers Aggregate Bond Index(R). For the twelve months ending June 30, 2004, the Fund returned 10.5% versus a 19.1% return for the S&P 500 Index(R) and a 0.3% return in the Lehman Brothers Aggregate Bond Index(R).


                         GROWTH OF A $10,000 INVESTMENT

 [The following table was represented as a line graph in the printed material.]

           Dates        Moderate Allocation      S&P 500      Lehman Agg
           -----        -------------------      -------      ----------
         5/20/2003             10,000            10,000         10,000
         6/30/2003             10,345            10,603         10,135
         6/30/2004             11,435            12,628         10,150

----------------------------------------------------
               Moderate Allocation Fund
               ------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $11,054         10.5%    10.5%
 Since 5/20/03
  (Inception)       $11,435         14.4%    12.8%
----------------------------------------------------

----------------------------------------------------
                   S & P 500 Index
                   ---------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $11,910         19.1%    19.1%
 Since 5/20/03
  (Inception)       $12,628         26.3%    23.4%
----------------------------------------------------

----------------------------------------------------
         Lehman Bros. Aggregate Bond Index
         ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year              $10,015         0.2%     0.2%
 Since 5/20/03
  (Inception)        $10,150         1.5%     1.4%
----------------------------------------------------

      The line representing the performance return of the Moderate Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return line of the Index does not.

                           Aggressive Allocation Fund

      The Aggressive Allocation Fund invests in the equity and fixed income Funds of the Investment Company. The Fund's target allocation is approximately 75% of net assets in equity Funds and approximately 25% of net assets in fixed income Funds. The Fund seeks to maintain approximately 45% of its net assets in the Equity Index Fund, approximately 20% in the Mid-Cap Equity Index Fund, approximately 10% in the Aggressive Equity Fund and approximately 25% in the Bond Fund.

      The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. Performance for the Fund is compared to the S&P 500 Index(R) and the Lehman Brothers Aggregate Bond Index(R). For the twelve months ending June 30, 2004 the Fund returned 16.0% versus a 19.1% return for the S&P 500 Index(R) and a 0.3% return in the Lehman Brothers Aggregate Bond Index(R).

                         GROWTH OF A $10,000 INVESTMENT

 [The following table was represented as a line graph in the printed material.]

          Dates        Aggressive Allocation      S&P 500      Lehman Agg
          -----        ---------------------      -------      ----------
        5/20/2003              10,000             10,000         10,000
        6/30/2003              10,530             10,603         10,135
        6/30/2004              12,210             12,628         10,150

----------------------------------------------------
             Aggressive Allocation Fund
             --------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $11,595         16.0%    16.0%
 Since 5/20/03
  (Inception)       $12,210         22.1%    19.7%
----------------------------------------------------

----------------------------------------------------
                  S & P 500 Index
                  ---------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $11,910         19.1%    19.1%
 Since 5/20/03
  (Inception)       $12,628         26.3%    23.4%
----------------------------------------------------

        Lehman Bros. Aggregate Bond Index
        ---------------------------------
                                    Total Return
 Period              Growth         ------------
 Ended                of           Cumu-     Average
 06/30/04           $10,000       lative     Annual
----------------------------------------------------
 1 Year             $10,015         0.2%      0.2%
 Since 5/20/03
  (Inception)       $10,150         1.5%      1.4%
----------------------------------------------------

      The line representing the performance return of the Aggressive Allocation Fund includes expenses, such as transaction costs and management fees in the underlying funds that reduce returns, while the performance return line of the Index does not.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)


                                                                                        Face
                                              Rating*       Rate       Maturity         Amount            Value
                                              -------     --------     ---------      ----------       -----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERMENT AGENCIES
DISCOUNT NOTES (75.0%)
   FHLB ...................................     AAA          1.20%      07/01/04      $ 4,684,000      $ 4,684,000
   FHLB ...................................     AAA          1.01       07/02/04        3,839,000        3,838,892
   FHLB ...................................     AAA          1.01       07/02/04        1,000,000          999,972
   FHLB ...................................     AAA          1.02       07/02/04          900,000          899,974
   FHLB ...................................     AAA          1.06       07/08/04        4,492,000        4,491,074
   FHLB ...................................     AAA          1.12       07/28/04        1,000,000          999,159
   FHLB ...................................     AAA          1.31       08/18/04          347,000          346,394
   FHLB ...................................     AAA          1.25       08/20/04          667,000          665,841
   FHLB ...................................     AAA          1.27       08/20/04        1,448,000        1,445,445
   FHLMC ..................................     AAA          1.02       07/06/04        1,049,000        1,048,851
   FHLMC ..................................     AAA          1.04       07/06/04        5,284,000        5,283,236
   FHLMC ..................................     AAA          1.05       07/06/04        2,482,000        2,481,641
   FHLMC ..................................     AAA          1.27       08/23/04        2,000,000        1,996,259
   FHLMC ..................................     AAA          1.35       08/23/04        1,900,000        1,896,223
   FHLMC ..................................     AAA          1.35       08/24/04        3,700,000        3,692,507
   FHLMC ..................................     AAA          1.35       08/24/04        1,900,000        1,896,152
   FHLMC ..................................     AAA          1.30       08/27/04          250,000          249,485
   FHLMC ..................................     AAA          1.27       08/31/04        4,490,000        4,479,398
   FHLMC ..................................     AAA          1.30       08/31/04        2,463,000        2,457,118
   FHLMC ..................................     AAA          1.33       08/31/04        4,290,000        4,279,939
   FNMA ...................................     AAA          1.02       07/07/04        4,200,000        4,199,285
   FNMA ...................................     AAA          1.02       07/14/04        4,899,000        4,897,194
                                                                                                       -----------
                                                                                                        57,228,039
                                                                                                       -----------
COMMERCIAL PAPER (25.0%)
   7-Eleven Inc. ..........................     A1+/P1       1.25       07/21/04        1,411,000        1,410,020
   Bemis Co. ..............................     A1/P1        1.02       07/09/04        2,000,000        1,999,546
   Exxon Asset Management Corp. ...........     A1+/P1       1.07       07/06/04        2,200,000        2,199,673
   General Electric Capital Corp. .........     A1+/P1       1.06       07/09/04          208,000          207,951
   General Electric Capital Corp. .........     A1+/P1       1.09       07/13/04          300,000          299,891
   General Electric Capital Corp. .........     A1+/P1       1.35       08/26/04        1,000,000          997,900
   Kimberly-Clark Worldwide ...............     A1+/P1       1.08       07/07/04        2,000,000        1,999,640
   Nestle Capital Corp. ...................     A1+/P1       1.25       08/11/04          788,000          786,878
   New York Times Co. .....................     A1/P1        1.32       07/06/04        2,200,000        2,199,597
   Novartis Finance Corp. .................     A1+/P1       1.30       07/09/04        2,200,000        2,199,364
   Procter & Gamble Co. ...................     A1+/P1       1.28       08/12/04        1,102,000        1,100,353
   Procter & Gamble Co. ...................     A1+/P1       1.30       08/19/04          862,000          860,474
   PepsiCo Inc. ...........................     A1/P1        1.28       07/23/04        2,200,000        2,198,280
   Pfizer, Inc. ...........................     A1+/P1       1.30       08/23/04          640,000          638,775
                                                                                                       -----------
                                                                                                        19,098,342
                                                                                                       -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $76,328,153) 100% ......................................................................     $76,326,381
                                                                                                       ===========

----------
Abbreviations:  FHLB = Federal Home Loan Bank
                FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Service, Inc.

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)

                                                       Shares           Value
                                                       ------           -----
INDEXED ASSETS:
COMMON STOCKS:
BASIC MATERIALS (1.7%)
  Air Products & Chemicals, Inc. ................       5,401       $    283,282
  Alcoa, Inc. ...................................      20,685            683,226
  Allegheny Technologies, Inc. ..................       1,915             34,566
  Ball Corp. ....................................       1,340             96,547
  Bemis Co. .....................................       2,523             71,275
  Dow Chemical Co. ..............................      22,231            904,802
  Du Pont (E.I.) de Nemours & Co. ...............      23,705          1,052,976
  Eastman Chemical Co. ..........................       1,838             84,971
  Ecolab, Inc. ..................................       6,113            193,782
  Engelhard Corp. ...............................       2,985             96,445
  Freeport-McMoran Copper Cl B ..................       4,204            139,363
  Georgia-Pacific (Timber Group) ................       6,025            222,804
  Great Lakes Chemical Corp. ....................       1,202             32,526
  Hercules, Inc.* ...............................       2,639             32,169
  International Paper Co. .......................      11,529            515,346
  Intl. Flavors & Fragrances ....................       2,223             83,140
  Louisiana-Pacific Corp. .......................       2,507             59,291
  MeadWestvaco Corp. ............................       4,778            140,425
  Monsanto Co. ..................................       6,310            242,935
  Newmont Mining Corp. Holding Co. ..............      10,521            407,794
  Nucor Corp. ...................................       1,858            142,620
  PPG Industries, Inc. ..........................       4,068            254,209
  Pactiv Corp.* .................................       3,637             90,707
  Phelps Dodge Corp. ............................       2,201            170,600
  Praxair, Inc. .................................       7,729            308,464
  Rohm & Haas Co. ...............................       5,287            219,833
  Sealed Air Corp.* .............................       2,021            107,659
  Sigma-Aldrich Corp. ...........................       1,648             98,237
  Temple-Inland, Inc. ...........................       1,297             89,817
  United States Steel Group .....................       2,689             94,438
  Vulcan Materials Co. ..........................       2,416            114,881
  Weyerhaeuser Co. ..............................       5,727            361,488
  Worthington Industries, Inc. ..................       2,053             42,148
                                                                    ------------
                                                                       7,472,766
                                                                    ------------
CONSUMER, CYCLICAL (6.1%)
  eBay, Inc.* ...................................      15,610          1,435,340
  AutoZone, Inc.* ...............................       1,974            158,117
  Autonation, Inc* ..............................       6,350            108,585
  Bed Bath & Beyond, Inc.* ......................       7,084            272,380
  Best Buy Co., Inc. ............................       7,716            391,510
  Big Lots, Inc.* ...............................       2,784             40,257
  Black & Decker Corp. ..........................       1,863            115,748
  Boise Cascade Corp. ...........................       2,071             77,952
  Brunswick Corp. ...............................       2,222             90,658
  Carnival Corp. ................................      14,963            703,261
  Centex Corp. ..................................       2,942            134,597
  Circuit City Group, Inc. ......................       4,722             61,150
  Clear Channel Communications ..................      14,634            540,726
  Comcast Corp. Cl A* ...........................      53,251          1,492,626
  Cooper Tire & Rubber Co. ......................       1,754             40,342
  Dana Corp. ....................................       3,535             69,286
  Darden Restaurants, Inc. ......................       3,823             78,563
  Delphi Corporation ............................      13,315            142,204
  Dillard's Inc. Cl A ...........................       1,979             44,132
  Disney (Walt) Co. .............................      48,645          1,239,961
  Dollar General Corp. ..........................       7,829            153,135
  Dow Jones & Co., Inc. .........................       1,938             87,404
  Eastman Kodak Co. .............................       6,810            183,734
  Family Dollar Stores, Inc. ....................       4,092            124,479
  Federated Department Stores ...................       4,300            211,130
  Ford Motor Co. ................................      43,524            681,151
  Fortune Brands, Inc. ..........................       3,465            261,365
  Gannett Co., Inc. .............................       6,437            546,179
  Gap, Inc. .....................................      21,378            518,417
  General Motors Corp. ..........................      13,346            621,790
  Genuine Parts Co. .............................       4,133            163,997
  Goodyear Tire & Rubber Co.* ...................       4,167             37,878
  Harley-Davidson, Inc. .........................       7,009            434,137
  Harrah's Entertainment, Inc. ..................       2,641            142,878
  Hasbro, Inc. ..................................       4,140             78,660
  Hilton Hotels Corp. ...........................       9,104            169,881
  Home Depot, Inc. ..............................      52,783          1,857,962
  International Game Technology .................       8,234            317,832
  Interpublic Group of Cos., Inc. ...............       9,948            136,586
  Johnson Controls, Inc. ........................       4,476            238,929
  Jones Apparel Group, Inc. .....................       3,003            118,558
  KB Home .......................................       1,110             76,179
  Knight-Ridder, Inc. ...........................       1,902            136,944
  Kohl's Corp.* .................................       8,078            341,538
  Leggett & Platt ...............................       4,562            121,851
  Limited Brands, Inc. ..........................      11,191            209,272
  Liz Claiborne, Inc. ...........................       2,588             93,116
  Lowe's Companies, Inc. ........................      18,689            982,107
  Marriott International, Inc. ..................       5,371            267,905
  Mattel, Inc. ..................................      10,031            183,066
  May Department Stores Co. .....................       6,851            188,334
  Maytag Corp. ..................................       1,866             45,736
  McDonald's Corp. ..............................      29,994            779,844
  McGraw-Hill Cos., Inc. ........................       4,551            348,470
  Meredith Corp. ................................       1,191             65,457
  NIKE, Inc. Cl B ...............................       6,251            473,513
  New York Times Co. Cl A .......................       3,566            159,436
  Newell Rubbermaid, Inc. .......................       6,520            153,220
  Nordstrom, Inc. ...............................       3,261            138,951
  Office Depot, Inc.* ...........................       7,373            132,050
  Omnicom Group, Inc. ...........................       4,518            342,871
  Penney (J.C.) Co., Inc. .......................       6,700            252,992
  Pulte Homes, Inc. .............................       2,976            154,841
  RadioShack Corp. ..............................       3,911            111,972
  Reebok International, Ltd. ....................       1,396             50,228
  Sears Roebuck & Co. ...........................       5,053            190,801
  Sherwin-Williams Co. ..........................       3,473            144,303
  Snap-On, Inc. .................................       1,385             46,467
  Stanley Works .................................       1,924             87,696
  Staples, Inc. .................................      11,873            347,998
  Starbucks Corp.* ..............................       9,413            409,277
  Starwood Hotels & Resorts .....................       4,843            217,209
  TJX Companies, Inc. ...........................      11,753            283,717
  Target Corp. ..................................      21,654            919,645
  Tiffany & Co. .................................       3,486            128,459
  Time Warner, Inc.* ............................     108,176          1,901,734
  Toys R Us, Inc.* ..............................       5,072             80,797
  Tribune Co. ...................................       7,855            357,717
  Univision Communications, Inc. ................       7,661            244,616
  V F Corp. .....................................       2,563            124,818
  Viacom, Inc. Cl B .............................      41,144          1,469,664
  Visteon Corp. .................................       3,111             36,305
  Wendy's International, Inc. ...................       2,707             94,312
  Whirlpool Corp. ...............................       1,657            113,670
  Yum! Brands, Inc. .............................       6,873            255,813
                                                                    ------------
                                                                      27,588,388
                                                                    ------------
CONSUMER, NON-CYCLICAL (6.2%)
  Alberto-Culver Co. Cl A .......................       2,138            107,199
  Albertson's, Inc. .............................       8,717            231,349
  Altria Group, Inc. ............................      48,624          2,433,631
  Anheuser-Busch Cos., Inc. .....................      19,098          1,031,292

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                       Shares           Value
                                                       ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER, NON-CYCLICAL (CONTINUED)
  Archer-Daniels-Midland Co. ....................      15,393       $    258,295
  Avon Products, Inc. ...........................      11,186            516,122
  Brown-Forman Corp. Cl B .......................       2,883            139,162
  CVS Corp. .....................................       9,417            395,702
  Campbell Soup Co. .............................       9,769            262,591
  Clorox Co. ....................................       4,988            268,255
  Coca-Cola Co. .................................      57,839          2,919,713
  Coca-Cola Enterprises, Inc. ...................      11,163            323,615
  Colgate-Palmolive Co. .........................      12,659            739,919
  ConAgra Foods, Inc. ...........................      12,548            339,800
  Coors (Adolph) Co. Cl B .......................         863             62,429
  Costco Wholesale Corp. ........................      10,883            446,965
  General Mills, Inc. ...........................       8,898            422,922
  Gillette Co. ..................................      23,829          1,010,350
  Heinz (H.J.) Co. ..............................       8,367            327,986
  Hershey Food Corp. ............................       6,188            286,319
  Kellogg Co. ...................................       9,806            410,381
  Kimberly Clark Corp. ..........................      11,920            785,290
  Kroger Co.* ...................................      17,713            322,377
  McCormick & Co., Inc. .........................       3,263            110,942
  Pepsi Bottling Group, Inc. ....................       6,178            188,676
  PepsiCo, Inc. .................................      40,536          2,184,080
  Proctor & Gamble Co. ..........................      61,044          3,323,235
  RJ Reynolds Tobacco Holdings ..................       2,009            135,788
  Safeway, Inc.* ................................      10,598            268,553
  Sara Lee Corp. ................................      18,805            432,327
  Supervalu, Inc. ...............................       3,193             97,738
  Sysco Corp. ...................................      15,184            544,650
  UST, Inc. .....................................       3,942            141,912
  Wal-Mart Stores, Inc. .........................     101,844          5,373,289
  Walgreen Co. ..................................      24,357            881,967
  Winn-Dixie Stores, Inc.* ......................       3,368             24,250
  Wrigley (Wm.) Jr. Co. .........................       5,344            336,939
                                                                    ------------
                                                                      28,086,010
                                                                    ------------
ENERGY (3.7%)
  Amerada Hess Corp. ............................       2,136            169,150
  Anadarko Petroleum Corp. ......................       5,979            350,369
  Apache Corp. ..................................       7,698            335,248
  Ashland, Inc. .................................       1,649             87,084
  BJ Services Co.* ..............................       3,778            173,184
  Baker Hughes, Inc. ............................       7,964            299,845
  Burlington Resources, Inc. ....................       9,401            340,128
  ChevronTexaco Corp. ...........................      25,421          2,392,370
  ConocoPhillips ................................      16,254          1,240,018
  Devon Energy Corp. ............................       5,694            375,804
  EOG Resources, Inc. ...........................       2,731            163,068
  El Paso Corp. .................................      15,234            120,044
  Exxon Mobil Corp. .............................     155,305          6,897,095
  Halliburton Co. ...............................      10,404            314,825
  Kerr-McGee Corp. ..............................       3,545            190,615
  Kinder Morgan, Inc. ...........................       2,926            173,483
  Marathon Oil Corp. ............................       8,203            310,402
  Nabors Industries, Ltd* .......................       3,476            157,185
  Noble Corporation* ............................       3,189            120,831
  Occidental Petroleum Corp. ....................       9,214            446,050
  Rowan Cos., Inc.* .............................       2,468             60,046
  Schlumberger, Ltd. ............................      13,988            888,378
  Sunoco, Inc. ..................................       1,841            117,124
  Transocean, Inc.* .............................       7,599            219,915
  Unocal Corp. ..................................       6,258            237,804
  Valero Energy Corp. ...........................       2,990            220,542
  Williams Cos., Inc. ...........................      12,309            146,477
                                                                    ------------
                                                                      16,547,084
                                                                    ------------
FINANCIAL (11.4%)
  Ace, Ltd. .....................................       6,723            284,248
  Aflac, Inc. ...................................      12,078            492,903
  Allstate Corp. ................................      16,723            778,456
  AmSouth Bancorporation ........................       8,339            212,394
  Ambac Financial Group, Inc. ...................       2,535            186,170
  American Express Co. ..........................      30,346          1,559,177
  American Int'l. Group, Inc. ...................      62,002          4,419,503
  Aon Corp. .....................................       7,448            212,045
  Apartment Investment & Mgmt.Co ................       2,221             69,140
  BB & T Corp. ..................................      13,324            492,588
  Bank of America Corp. .........................      48,415          4,096,877
  Bank of New York Co., Inc. ....................      18,378            541,783
  Bear Stearns Cos., Inc. .......................       2,461            207,487
  Capital One Financial Corp. ...................       5,693            389,287
  Charles Schwab Corp. ..........................      32,410            311,460
  Charter One Financial, Inc. ...................       5,287            233,633
  Chubb Corp. ...................................       4,456            303,810
  Cincinnati Financial Corp. ....................       4,003            174,211
  Citigroup, Inc. ...............................     122,806          5,710,479
  Comerica, Inc. ................................       4,175            229,124
  Countrywide Financial Corp. ...................       6,552            460,278
  E*Trade Financial Corp.* ......................       8,712             97,139
  Equity Office Properties ......................       9,487            258,046
  Equity Residential ............................       6,614            196,634
  Fannie Mae ....................................      23,099          1,648,345
  Federated Investors, Inc. .....................       2,585             78,429
  Fifth Third Bancorp ...........................      13,432            722,373
  First Tennessee Natl. Corp. ...................       2,988            135,864
  Franklin Resources, Inc. ......................       5,925            296,724
  Freddie Mac ...................................      16,362          1,035,715
  Golden West Financial Corp. ...................       3,608            383,711
  Goldman Sachs Group, Inc. .....................      11,488          1,081,710
  Hartford Financial Svc. Gp., Inc. .............       6,922            475,818
  Huntington Bancshares, Inc. ...................       5,451            124,828
  J.P. Morgan Chase & Co. .......................      84,561          3,278,418
  Janus Capital Group ...........................       5,723             94,372
  Jefferson-Pilot Corp. .........................       3,355            170,434
  KeyCorp .......................................       9,744            291,248
  Lehman Brothers Holdings, Inc. ................       6,590            495,898
  Lincoln National Corp. ........................       4,229            199,820
  Loews Corp. ...................................       4,407            264,244
  M & T Bank Corp. ..............................       2,836            247,583
  MBIA, Inc. ....................................       3,424            195,579
  MBNA Corp. ....................................      30,363            783,062
  MGIC Investment Corp. .........................       2,338            177,361
  Marsh & McLennan Cos., Inc. ...................      12,426            563,892
  Marshall & Ilsley Corp. .......................       5,276            206,239
  Mellon Financial Corp. ........................      10,081            295,676
  Merrill Lynch & Co., Inc. .....................      22,820          1,231,824
  MetLife, Inc. .................................      17,948            643,436
  Moody's Corp. .................................       3,533            228,444
  Morgan Stanley ................................      26,061          1,375,239
  National City Corp. ...........................      16,054            562,051
  North Fork Bancorp, Inc. ......................       4,044            153,874
  Northern Trust Corp. ..........................       5,236            221,378
  PNC Financial Services Group ..................       6,697            355,477
  Plum Creek Timber Co. .........................       4,353            141,821
  Principal Financial Group, Inc. ...............       7,629            265,337
  Progressive Corp. of Ohio .....................       5,153            439,551
  Prologis Trust ................................       4,302            141,622
  Providian Financial Corp.* ....................       6,894            101,135
  Prudential Financial, Inc. ....................      12,491            580,457
  Regions Financial Corp. .......................       9,764            356,874
  SLM Corporation ...............................      10,424            421,651

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                       Shares           Value
                                                       ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
  Safeco Corp. ..................................       3,291       $    144,804
  Simon Property Group ..........................       4,941            254,066
  SouthTrust Corp. ..............................       7,852            304,736
  Sovereign Bancorp, Inc. .......................       7,280            160,888
  St. Paul Travelers Cos., Inc. .................      15,754            638,667
  State Street Corp. ............................       7,968            390,751
  Suntrust Banks, Inc. ..........................       6,706            435,823
  Synovus Financial Corp. .......................       7,162            181,342
  T. Rowe Price Group, Inc. .....................       2,989            150,646
  Torchmark Corp. ...............................       2,696            145,045
  UNUM Provident Corp. ..........................       7,035            111,857
  US Bancorp ....................................      45,008          1,240,420
  Wachovia Corp. ................................      31,248          1,390,536
  Washington Mutual, Inc. .......................      20,539            793,627
  Wells Fargo & Company .........................      40,074          2,293,435
  XL Capital Limited ............................       3,259            245,924
  Zions Bancorporation ..........................       2,137            131,319
                                                                    ------------
                                                                      51,398,272
                                                                    ------------
HEALTHCARE (7.6%)
  Abbott Laboratories .............................    37,037          1,509,628
  Aetna, Inc. ...................................       3,647            309,995
  Allergan, Inc. ................................       3,119            279,213
  Amerisource Bergen Corp. ......................       2,668            159,493
  Amgen, Inc.* ..................................      30,197          1,647,850
  Anthem, Inc.* .................................       3,285            294,205
  Applera Corp.-Applied Biosys ..................       4,793            104,248
  Bard (C.R.), Inc. .............................       2,464            139,586
  Bausch & Lomb, Inc. ...........................       1,244             80,947
  Baxter International, Inc. ....................      14,495            500,222
  Becton Dickinson & Co. ........................       6,004            311,007
  Biogen Idec, Inc.* ............................       8,069            510,364
  Biomet, Inc. ..................................       6,085            270,417
  Boston Scientific Corp.* ......................      19,831            848,767
  Bristol-Myers Squibb Co. ......................      46,118          1,129,891
  CIGNA Corp. ...................................       3,348            230,376
  Cardinal Health, Inc. .........................      10,220            715,911
  Caremark Rx, Inc.* ............................      10,862            357,794
  Chiron Corp.* .................................       4,452            198,737
  Express Scripts, Inc.* ........................       1,843            146,021
  Forest Laboratories, Inc.* ....................       8,733            494,550
  Genzyme Corp. (Genl. Div.)* ...................       5,319            251,748
  Gilead Sciences, Inc.* ........................       5,090            341,030
  Guidant Corp. .................................       7,396            413,288
  HCA, Inc. .....................................      11,532            479,616
  Hospira, Inc. .................................       3,717            102,589
  Health Management Associates ..................       5,773            129,431
  Humana, Inc.* .................................       3,855             65,150
  IMS Health, Inc. ..............................       5,580            130,795
  Johnson & Johnson .............................      70,527          3,928,354
  King Pharmaceuticals, Inc.* ...................       5,730             65,609
  Lilly (Eli) & Co. .............................      26,822          1,875,126
  Manor Care, Inc. ..............................       2,124             69,412
  McKesson Corp. ................................       6,910            237,220
  Medco Health Solutions* .......................       6,421            240,788
  Medimmune, Inc.* ..............................       5,878            137,545
  Medtronic, Inc. ...............................      28,807          1,403,477
  Merck & Co., Inc. .............................      52,767          2,506,433
  Millipore Corp.* ..............................       1,158             65,276
  Mylan Laboratories, Inc. ......................       6,330            128,183
  Pfizer, Inc. ..................................     181,189          6,211,159
  Quest Diagnostics, Inc. .......................       2,463            209,232
  Schering-Plough Corp. .........................      34,961            646,079
  St. Jude Medical, Inc.* .......................       4,088            309,257
  Stryker Corp. .................................       9,477            521,235
  Tenet Healthcare Corp.* .......................      11,044            148,100
  Thermo Electron Corp.* ........................       3,936            120,993
  UnitedHealth Group Inc. .......................      14,623            910,282
  Waters Corp.* .................................       2,892            138,180
  Watson Pharmaceuticals, Inc.* .................       2,563             68,945
  Wellpoint Health Networks, Inc. ...............       3,684            412,645
  Wyeth .........................................      31,644          1,144,247
  Zimmer Holdings, Inc.* ........................       5,740            506,268
                                                                    ------------
                                                                      34,156,914
                                                                    ------------
INDUSTRIAL (6.4%)
  3M Company ....................................      18,627          1,676,616
  Allied Waste Industries, Inc.* ................       7,620            100,432
  American Power Conversion .....................       4,713             92,610
  American Standard Cos., Inc.* .................       5,155            207,798
  Apollo Group, Inc. Cl A* ......................       4,185            369,494
  Avery Dennison Corp. ..........................       2,625            168,026
  Block (H. & R.), Inc. .........................       4,248            202,545
  Boeing Co. ....................................      20,019          1,022,771
  Burlington Northern Santa Fe ..................       8,843            310,124
  CSX Corp. .....................................       5,083            166,570
  Caterpillar, Inc. .............................       8,120            645,053
  Cendant Corp. .................................      24,221            592,930
  Cintas Corp. ..................................       4,064            193,731
  Cooper Industries, Ltd.* ......................       2,186            129,870
  Crane Co. .....................................       1,412             44,323
  Cummins, Inc. .................................       1,016             63,500
  Danaher Corp. .................................       7,313            379,179
  Deere & Co. ...................................       5,912            414,668
  Delta Air Lines, Inc.* ........................       2,930             20,862
  Deluxe Corp. ..................................       1,204             52,374
  Donnelley (R.R.) & Sons Co. ...................       5,081            167,775
  Dover Corp. .....................................     4,827            203,217
  Eaton Corp. ...................................       3,617            234,165
  Emerson Electric Co. ..........................      10,022            636,898
  Equifax, Inc. .................................       3,312             81,972
  FedEx Corp. ...................................       7,090            579,182
  Fluor Corp. ...................................       1,946             92,766
  General Dynamics Corp. ........................       4,707            467,405
  General Electric Co. ..........................     250,631          8,120,444
  Goodrich Corporation ..........................       2,795             90,362
  Grainger (W.W.), Inc. .........................       2,171            124,833
  Honeywell International, Inc. .................      20,409            747,582
  ITT Industries, Inc. ..........................       2,192            181,936
  Illinois Tool Works, Inc. .....................       7,317            701,627
  Ingersoll Rand Co.* ...........................       4,175            285,194
  Lockheed Martin Corp. .........................      10,722            558,402
  Masco Corp. ...................................      10,402            324,334
  Monster Worldwide, Inc.* ......................       2,783             71,579
  Navistar International Corp.* .................       1,635             63,373
  Norfolk Southern Corp. ........................       9,288            246,318
  Northrop Grumman Corp. ........................       8,538            458,491
  PACCAR, Inc. ..................................       4,157            241,064
  Pall Corp. ....................................       2,990             78,308
  Parker Hannifin Corp. .........................       2,815            167,380
  Pitney Bowes, Inc. ............................       5,560            246,030
  Power One, Inc.* ..............................       1,978             21,718
  Raytheon Co. ..................................      10,631            380,271
  Robert Half Intl., Inc. .......................       4,068            121,104
  Rockwell Automation, Inc. .....................       4,449            166,882
  Rockwell Collins ..............................       4,247            141,510
  Ryder System, Inc. ............................       1,540             61,708
  Southwest Airlines Co. ........................      18,757            314,555

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                       Shares           Value
                                                       ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIAL (CONTINUED)
  Textron, Inc. .................................       3,274       $    194,312
  Thomas & Betts Corp. ..........................       1,389             37,822
  Tyco International, Ltd. ......................      47,624          1,578,259
  Union Pacific Corp. ...........................       6,151            365,677
  United Parcel Service Cl B ....................      26,838          2,017,412
  United Technologies Corp. .....................      12,260          1,121,545
  Waste Management, Inc. ........................      13,696            419,782
                                                                    ------------
                                                                      28,966,670
                                                                    ------------
TECHNOLOGY (9.6%)
  ADC Telecommunications, Inc.* .................      19,161             54,417
  Adobe Systems, Inc. ...........................       5,662            263,283
  Advanced Micro Devices, Inc.* .................       8,397            133,512
  Affiliated Computer Svcs.* ....................       3,230            170,996
  Agilent Technologies, Inc.* ...................      11,433            334,758
  Altera Corp.* .................................       8,890            197,536
  Analog Devices, Inc. ..........................       8,876            417,882
  Andrew Corp.* .................................       3,767             75,378
  Apple Computer, Inc.* .........................       9,025            293,674
  Applied Materials, Inc.* ......................      39,944            783,701
  Applied Micro Circuits Corp.* .................       7,382             39,272
  Autodesk, Inc. ................................       2,679            114,688
  Automatic Data Processing, Inc. ...............      14,018            587,074
  Avaya, Inc.* ..................................      10,536            166,363
  BMC Software, Inc.* ...........................       5,358             99,123
  Broadcom Corp. Cl A* ..........................       7,459            348,857
  Ciena Corp.* ..................................      13,480             50,146
  Cisco Systems, Inc.* ..........................     160,564          3,805,367
  Citrix Systems, Inc.* .........................       4,042             82,295
  Computer Associates Intl., Inc. ...............      13,820            387,789
  Computer Sciences Corp.* ......................       4,457            206,939
  Compuware Corp.* ..............................       9,130             60,258
  Comverse Technology, Inc.* ....................       4,572             91,166
  Convergys Corp.* ..............................       3,405             52,437
  Corning, Inc.* ................................      32,585            425,560
  Dell, Inc.* ...................................      59,913          2,146,084
  EMC Corp.* ....................................      58,035            661,599
  Electronic Arts, Inc.* ........................       7,092            386,869
  Electronic Data Systems Corp. .................      11,502            220,263
  First Data Corp. ..............................      20,719            922,410
  Fiserv, Inc.* .................................       4,624            179,827
  Gateway, Inc.* ................................       8,905             40,073
  Hewlett-Packard Co. ...........................      72,504          1,529,834
  Intel Corp. ...................................     153,594          4,239,194
  Intl. Business Machines Corp. .................      40,022          3,527,939
  Intuit, Inc.* .................................       4,549            175,500
  JDS Uniphase Corp.* ...........................      34,112            129,284
  Jabil Circuit, Inc.* ..........................       4,751            119,630
  KLA Tencor Corp.* .............................       4,664            230,308
  LSI Logic Corp.* ..............................       8,998             68,565
  Lexmark Int'l, Inc.* ..........................       3,048            294,223
  Linear Technology Corp. .......................       7,430            293,262
  Lucent Technologies* ..........................     101,770            384,691
  Maxim Integrated Products, Inc. ...............       7,652            401,118
  Mercury Interactive Corp.* ....................       2,132            106,238
  Micron Technology, Inc.* ......................      14,478            221,658
  Microsoft Corp. ...............................     256,339          7,321,034
  Molex, Inc., Cl A .............................       4,527            145,226
  Motorola, Inc. ................................      55,614          1,014,956
  NCR Corp.* ....................................       2,247            111,429
  NVIDIA Corporation* ...........................       3,841             78,741
  National Semiconductor Corp.* .................       8,453            185,881
  Network Appliance, Inc.* ......................       8,193            176,395
  Novell, Inc.* .................................       9,182             77,037
  Novellus Systems, Inc.* .......................       3,511            110,386
  Oracle Corp.* .................................     123,364          1,471,733
  PMC Sierra, Inc.* .............................       4,194             60,184
  Parametric Technology Corp.* ..................       6,328             31,640
  Paychex, Inc. .................................       8,971            303,937
  Peoplesoft, Inc.* .............................       8,645            159,933
  PerkinElmer, Inc. .............................       3,012             60,360
  QLogic Corp.* .................................       2,257             60,014
  Qualcomm, Inc. ................................      19,239          1,404,062
  Sabre Group Holdings, Inc. ....................       3,333             92,357
  Sanmina Corp.* ................................      12,322            112,130
  Scientific-Atlanta, Inc. ......................       3,622            124,959
  Siebel Systems, Inc.* .........................      11,935            127,466
  Solectron Corp.* ..............................      22,794            147,477
  Sun Microsystems, Inc.* .......................      78,984            342,791
  Sungard Data Sys., Inc.* ......................       6,818            177,268
  Symantec Corp.* ...............................       7,394            323,709
  Symbol Technologies, Inc. .....................       5,484             80,834
  Tektronix, Inc. ...............................       2,014             68,516
  Tellabs, Inc.* ................................       9,870             86,264
  Teradyne, Inc.* ...............................       4,539            103,035
  Texas Instruments, Inc. .......................      41,173            995,563
  Unisys Corp.* .................................       7,880            109,374
  Veritas Software Corp.* .......................      10,254            284,036
  Xerox Corp.* ..................................      18,949            274,761
  Xilinx, Inc. ..................................       8,185            272,642
  Yahoo!, Inc.* .................................      31,980          1,161,833
                                                                    ------------
                                                                      43,179,003
                                                                    ------------
TELECOMMUNICATIONS (1.9%)
  AT&T Corp. ....................................      18,856            275,863
  AT&T Wireless* ................................      64,733            926,977
  Alltel Corp. ..................................       7,318            370,437
  BellSouth Corp. ...............................      43,516          1,140,990
  CenturyTel, Inc. ..............................       3,298             99,072
  Citizens Communications Co.* ..................       6,749             81,663
  Nextel Communications, Inc.* ..................      26,354            702,598
  Qwest Communications Intl.* ...................      42,373            152,119
  SBC Communications, Inc. ......................      78,592          1,905,856
  Sprint Corp. (FON Gp.) ........................      33,871            596,130
  Verizon Communications ........................      65,786          2,380,795
                                                                    ------------
                                                                       8,632,500
                                                                    ------------
UTILITIES (1.5%)
  AES Corp.* ....................................      15,131            150,251
  Allegheny Energy, Inc.* .......................       3,018             46,507
  Ameren Corp. ..................................       4,322            185,673
  American Electric Power, Inc. .................       9,385            300,320
  CINergy Corp. .................................       4,226            160,588
  CMS Energy Corp.* .............................       3,821             34,886
  Calpine Corp.* ................................       9,808             42,371
  Centerpoint Energy, Inc. ......................       7,271             83,617
  Consolidated Edison, Inc. .....................       5,711            227,069
  Constellation Energy Group ....................       3,970            150,463
  DTE Energy Co. ................................       4,119            166,984
  Dominion Resources, Inc. ......................       7,704            485,968
  Duke Energy Corp. .............................      21,725            440,800
  Dynergy, Inc.* ................................       8,947             38,114
  Edison International ..........................       7,743            197,989
  Entergy Corp. .................................       5,433            304,302
  Exelon Corp. ..................................      15,641            520,689
  FPL Group, Inc. ...............................       4,379            280,037
  FirstEnergy Corp. .............................       7,838            293,220
  Keyspan Corporation ...........................       3,776            138,579
  NiSource, Inc. ................................       6,234            128,545

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                       Shares           Value
                                                       ------           -----
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
  Nicor, Inc. ...................................       1,046       $     35,533
  PG & E Corp.* .................................       9,957            278,199
  PPL Corporation ...............................       4,213            193,377
  Peoples Energy Corp. ..........................         885             37,303
  Pinnacle West Capital Corp. ...................       2,168             87,566
  Progress Energy, Inc. .........................       5,820            256,371
  Public Svc. Enterprise Group ..................       5,612            224,648
  Sempra Energy .................................       5,392            185,647
  Southern Co. ..................................      17,512            510,475
  TXU Corp. .....................................       7,697            311,806
  Teco Energy, Inc. .............................       4,462             53,499
  Xcel Energy, Inc. .............................       9,476            158,344
                                                                    ------------
                                                                       6,709,740
                                                                    ------------
TOTAL INDEXED ASSETS -- COMMON STOCKS
  (Cost: $194,885,500) 56.1% ....................                   $252,737,347
                                                                    ------------
----------
* Non-income producing security.


                                                                  Face
                                          Rate     Maturity      Amount              Value
                                         -------   --------    ----------        ------------
SHORT-TERM DEBT SECURITIES:
   U.S. Government (0.8%)
   U.S. Treasury Bill (a) ..............   0.92%   07/15/04    $  1,000,000      $    999,642
   U.S. Treasury Bill (a) ..............   1.28    09/23/04       2,700,000         2,692,111
                                                                                 ------------
                                                                                    3,691,753
                                                                                 ------------
U.S. GOVERNMENT AGENCIES (2.6%)
   Federal Home Loan Mtge. Corp. .......   1.20    07/01/04      11,730,000        11,730,000
                                                                                 ------------

Total Short-Term Debt Securities
   (Cost: $15,421,576) 3.4% ...............................................        15,421,753
                                                                                 ------------
TOTAL INDEXED ASSETS
   (Cost:  $210,307,076) 59.5% . ..........................................      $268,159,100
                                                                                 ------------

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

----------
Futures Contracts Outstanding As Of June 30, 2004:


                                                   Expiration    Underlying Face   Unrealized
                                                      Date       Amount at Value   Gain/(Loss)
                                                   -----------   ---------------   ----------
PURCHASED
   55 S&P 500 Stock Index Futures Contracts        September 2004  $15,680,500       $84,075
                                                                   ===========       =======

Face value of futures purchased and outstanding as a percentage of total investments in securities: 3.5%

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                      Shares           Value
                                                      ------           -----
Active Assets:
COMMON STOCKS:
BASIC MATERIALS (1.7%)
  A. Schulman, Inc. ............................      24,370        $    523,711
  Cleveland-Cliffs, Inc.* ......................       9,950             561,081
  Commercial Metals Co. ........................      17,010             551,975
  Cytec Industries, Inc. .......................      10,730             487,679
  Du Pont (E.I.) de Nemours & Co. ..............      26,000           1,154,920
  Georgia Gulf Corp. ...........................      17,590             630,777
  Graftech International, Ltd.* ................      70,120             733,455
  International Paper Co. ......................      22,600           1,010,220
  Lone Star Technologies, Inc.* ................      10,030             276,427
  Longview Fibre Co.* ..........................      18,980             279,575
  Lubrizol Corp. ...............................      11,260             412,341
  Pactiv Corp.* ................................      21,500             536,210
  Steel Dynamics, Inc.* ........................      21,080             603,520
                                                                    ------------
                                                                       7,761,891
                                                                    ------------
CONSUMER, CYCLICAL (6.2%)
  eBay, Inc.* ..................................      28,700           2,638,965
  Aaron Rents, Inc. ............................      20,860             691,300
  American Eagle Outfitters* ...................      21,680             626,769
  Ameristar Casinos, Inc. ......................      14,010             470,456
  Ann Taylor Stores Corp.* .....................      21,420             620,752
  Boyd Gaming Corp. ............................      29,810             792,052
  Brookstone, Inc.* ............................      28,045             562,302
  Buffalo Wild Wings, Inc.* ....................      18,800             519,820
  CSK Auto Corp* ...............................      30,530             523,284
  Cache, Inc.* .................................      38,390             518,649
  Circuit City Group, Inc. .....................     116,000           1,502,200
  Collins & Aikman Corp* .......................      42,010             234,836
  Crown Holdings, Inc.* ........................     122,360           1,219,929
  Deckers Outdoor Corp* ........................      21,680             639,343
  Fossil, Inc.* ................................      24,390             664,628
  Genuine Parts Co. ..............................    30,000           1,190,400
  Guitar Center, Inc.* .........................      15,459             687,462
  Gymboree Corp.* ..............................      42,360             650,650
  Jacuzzi Brands, Inc.* ........................      80,350             647,621
  Landry's Restaurant, Inc. ....................      37,990           1,135,521
  Lithia Motors, Inc. Cl A .....................      21,590             535,000
  McGraw-Hill Cos., Inc. .......................      20,600           1,577,342
  Meredith Corp. ...............................      30,000           1,648,800
  Pinnacle Entertainment, Inc.* ................      33,870             427,101
  Quiksilver, Inc.* ............................      29,810             709,776
  Red Robin Gourmet Burgers* ...................      20,140             551,232
  Select Comfort Corporation* ..................      21,140             600,376
  Shopko Stores, Inc.* .........................      34,220             483,871
  Staples, Inc. ................................      58,200           1,705,842
  Sunterra Corporation* ........................      16,840             212,184
  Target Corp. .................................      33,000           1,401,510
  The Steak N Shake Company* ...................      24,620             448,576
  The Warnaco Group, Inc.* .....................      27,100             576,417
  United Online, Inc.* .........................      28,770             506,640
                                                                    ------------
                                                                      27,921,606
                                                                    ------------
CONSUMER, NON-CYCLICAL (0.9%)
  Anheuser-Busch Cos., Inc. ....................      12,370             667,980
  Cabela's, Inc. Cl A* .........................         410              11,050
  Chiquita Brands Intl., Inc.* .................      35,170             735,756
  Clorox Co. ...................................      17,000             914,260
  Conmed Corp.* ................................       6,930             189,882
  Jarden Corp* .................................      21,485             773,245
  Longs Drug Stores Corp. ......................       9,660             230,584
  Walter Industries, Inc. ......................      29,850             406,557
                                                                    ------------
                                                                       3,929,314
                                                                    ------------
ENERGY (1.7%)
  Anadarko Petroleum Corp. .....................      10,000             586,000
  Brigham Exploration Company* .................      52,880             486,496
  Denbury Resources, Inc.* .....................      14,770             309,432
  Exxon Mobil Corp. ............................       7,930             352,171
  FMC Technologies Inc.* .......................      21,100             607,680
  Grey Wolf, Inc.* .............................      32,160             136,358
  KFX, Inc.* ...................................      32,520             247,802
  Maverick Tube Corp.* .........................      10,030             263,388
  Patina Oil & Gas Corp. .......................      10,130             302,583
  Patterson UTI Energy, Inc. ...................       7,610             254,250
  Plains Exploration & Power* ..................      23,370             428,840
  Quicksilver Resources* .......................       8,440             566,071
  Range Resources Corp. ........................      58,670             856,582
  Stone Energy Corp.* ..........................       9,190             419,799
  Ultra Petroleum Corp* ........................       6,650             248,245
  Unisource Energy Corp. .......................      20,320             504,952
  Western Gas Resources ........................      16,260             528,125
  Whiting Petroleum Corp.* .....................      13,430             337,765
                                                                    ------------
                                                                       7,436,539
                                                                    ------------
FINANCIAL (7.5%)
  Accredited Home Lenders* .....................      11,230             316,125
  Alabama National Bancorp .....................      12,489             692,765
  American Express Co. .........................      15,080             774,810
  American Home Mortgage
    Investment .................................      23,870             618,949
  American Int'l. Group, Inc. ..................      41,600           2,965,248
  Amli Residential Properties ..................      17,300             507,582
  Argonaut Group, Inc.* ........................      13,220             243,645
  Bank of America Corp. ........................      20,040           1,695,785
  Bank of the Ozarks ...........................      12,660             294,978
  BankAtlantic Bancorp, Inc. Cl A ..............      38,940             718,443
  Banner Corporation ...........................      13,530             393,182
  Brookline Bankcorp ...........................      40,300             591,201
  Capital Automotive REIT ......................      15,620             458,135
  Carramerica Realty Corp. .....................       9,440             285,371
  Charles Schwab Corp. .........................     173,500           1,667,335
  Cincinnati Financial Corp. ...................      25,200           1,096,704
  Citigroup, Inc. ..............................      24,870           1,156,455
  Columbia Banking System ......................      14,710             326,856
  Comerica, Inc. ...............................      21,750           1,193,640
  Direct General Corp. .........................      17,960             579,030
  Equity Inns, Inc. ............................      54,990             510,857
  First Niagara Financial Grp ..................      34,530             414,360
  First State Banck Corporation ................      11,690             359,117
  Highwoods Properties, Inc. ...................      18,760             440,860
  Huntington Bancshares, Inc. ..................      43,500             996,150
  J.P. Morgan Chase & Co. ......................      19,650             761,831
  KNBT Bancorp, Inc. ...........................      28,390             474,113
  LandAmerica Financial Group ..................      14,960             582,393
  Luminent Mortgage Capital, Inc. ..............      24,830             297,960
  MAF Bancorp ..................................      14,170             604,776
  MBNA Corp. ...................................      99,600           2,568,684
  Medical Properties of America* ...............      34,720             347,200
  Mid-America Apt. Communities .................      16,960             642,614
  Morgan Stanley ...............................      46,500           2,453,805
  National City Corp. ..........................      15,000             525,150
  Pennsylvania REIT ............................      13,750             470,938
  Principal Financial Group, Inc. ..............      15,000             521,700
  PrivateBancorp, Inc. .........................      30,914             849,517
  Provident Financial Services .................      22,660             397,683
  Santander Bancorp ............................      13,400             331,248
  Selective Insurance Group ....................      15,570             620,932
  Sterling Financial Corp.* ....................      20,009             637,687

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                      Shares           Value
                                                      ------           -----
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
  Stewart Information Services .................      13,500        $    455,895
  Sws Group, Inc. ..............................      14,400             220,320
  Texas Regional Bancshares ....................      11,915             547,018
                                                                    ------------
                                                                      33,609,047
                                                                    ------------
HEALTHCARE (3.8%)
  Able Laboratories, Inc* ......................      13,270             272,831
  Advanced Medical Optics, Inc.* ...............      18,970             807,553
  Alexion Pharmaceuticals, Inc.* ...............      22,058             410,279
  Amylin Pharmaceuticals, Inc.* ................      16,300             371,640
  Atherogenics* ................................      11,590             220,558
  Becton Dickinson & Co. .......................      23,500           1,217,300
  Bioenvision, Inc.* ...........................      29,810             261,136
  Caliper Life Sciences, Inc.* .................      37,810             175,817
  Cardinal Health, Inc. ........................      33,900           2,374,695
  Closure Medical Corporation* .................      11,273             283,065
  Cubist Pharmaceuticals, Inc.* ................      21,943             243,567
  Dendreon Corp.* ..............................      45,347             555,501
  Flamel Technologies S.A.* ....................      10,840             266,989
  GTC Biotherapeutics* .........................      88,652             139,184
  IDEXX Laboratories, Inc.* ....................      11,535             726,013
  ISTA Pharmaceuticals, Inc.* ..................      19,930             208,269
  Immunicon Corp.* .............................      33,360             261,876
  Introgen Therapeutics, Inc.* .................      29,765             127,097
  Inveresk Research Group* .....................       6,330             195,217
  Kensey Nash Corp.* ...........................      18,970             654,465
  Kinetic Concepts, Inc.* ......................       7,670             382,733
  Maxim Pharmaceuticals, Inc.* .................      28,770             277,631
  Medtronic, Inc. ..............................      55,000           2,679,600
  Merck & Co., Inc. ............................      26,000           1,235,000
  Pfizer, Inc. .................................      65,000           2,228,200
  Telik, Inc.* .................................      19,882             474,583
                                                                    ------------
                                                                      17,050,799
                                                                    ------------
INDUSTRIAL (6.2%)
  American Italian Pasta Co. ...................      17,740             540,715
  Apogee Enterprises, Inc. .....................      50,530             525,512
  Applied Industrial Tech, Inc. ................      21,080             634,930
  Aviall, Inc.* ................................      29,580             562,316
  Benchmark Electronics* .......................      10,790             313,989
  Boeing Co. ...................................      19,200             980,928
  Champion Enterprises, Inc.* ..................      81,270             746,059
  Ciber, Inc.* .................................     105,150             864,333
  Ciphergen Biosystems, Inc* ...................      33,870             247,928
  Digital River, Inc.* .........................      17,610             574,614
  Dycom Industries, Inc.* ......................      22,850             639,800
  Engineered Support Systems ...................       5,070             296,646
  Esterline Technologies* ......................      19,360             571,701
  Flowserve Corporation* .......................       9,030             225,208
  General Cable Corp* ..........................      89,240             763,002
  General Electric Co. .........................      48,000           1,555,200
  Grainger (W.W.), Inc. ........................      30,000           1,725,000
  Kennametal, Inc. .............................       3,450             158,010
  Kirby Corp.* .................................      19,303             750,887
  Laureate Education, Inc.* ....................      13,420             513,181
  MKS Instruments, Inc.* .......................      24,600             561,372
  Mine Safety Appliances Co. ...................      13,550             456,635
  Mykrolis Corp* ...............................      34,880             607,610
  Northrop Grumman Corp. .......................      26,400           1,417,680
  Northwest Airlines Corp* .....................      49,000             544,880
  Precision Castparts Corp. ....................      15,410             842,773
  RailAmerica Inc.* ............................      66,150             965,790
  Siligan Holdings, Inc. .......................      15,650             630,852
  Spherion Corp.* ..............................      59,310             601,403
  TTM Technologies* ............................      52,950             627,458
  Thomas & Betts Corp. .........................      53,300           1,451,359
  Trinity Industries ...........................      20,710             658,371
  Triumph Group, Inc.* .........................       9,070             289,605
  Tyco International, Ltd. .....................      57,000           1,888,980
  UTI Worldwide, Inc.* .........................      15,730             830,859
  Ultimate Electronics, Inc.* ..................      35,730             176,506
  United Parcel Service Cl B ...................      23,750           1,785,288
  Universal Forest Products ....................      14,930             479,104
  Us Home Systems, Inc.* .......................      17,550             125,658
                                                                    ------------
                                                                      28,132,142
                                                                    ------------
TECHNOLOGY (10.8%)
  ASE Test Limited* ............................      46,310             341,305
  ATS Medical, Inc.* ...........................      56,440             212,214
  Aeroflex, Inc.* ..............................      21,220             303,022
  Affiliated Computer Svcs.* ...................      22,000           1,164,680
  Andrew Corp.* ................................      32,610             652,526
  Angiotech Pharmaceuticals* ...................       9,940             200,291
  Anixter International, Inc. ..................      13,050             444,092
  Applied Materials, Inc.* .....................     122,500           2,403,450
  Ask Jeeves, Inc.* ............................      11,590             452,358
  Avid Technology, Inc.* .......................      12,190             665,208
  Axcelis Technology* ..........................      57,720             718,037
  CSG Systems Intl., Inc.* .....................      33,870             701,109
  Cisco Systems, Inc.* .........................     143,500           3,400,950
  Credence Systems Corp.* ......................      33,170             457,746
  Cypress Semiconductor Corp.* .................      45,440             644,794
  DRS Technologies, Inc.* ......................      20,430             651,717
  Dell Inc.* ...................................      68,000           2,435,760
  EMC Corp.* ...................................     185,000           2,109,000
  Embarcardero Technologies, Inc. ..............      43,160             533,458
  First Data Corp. .............................      34,000           1,513,680
  Hewlett-Packard Co. ..........................      13,130             277,043
  Hyperion Solutions, Corp.* ...................      16,260             710,887
  Information Corp.* ...........................      26,610             203,034
  Integrated Device Tech., Inc.* ...............      40,650             562,596
  Integrated Silicon Solution* .................      35,720             436,141
  Intersil Corp. Cl A ..........................      58,500           1,267,110
  Juniper Networks, Inc.* ......................     121,000           2,972,970
  Kulicke and Soffa Industries* ................      51,270             561,919
  LTX Corp.* ...................................      40,280             435,427
  Lecroy Corp.* ................................      29,180             525,532
  Linear Technology Corp. ......................      73,300           2,893,151
  Lionbridge Technologies, Inc.* ...............      67,740             518,211
  Mapinfo Corp.* ...............................      10,410             110,346
  Mastec, Inc.* ................................      48,910             265,581
  Maxim Integrated Products, Inc. ..............      60,000           3,145,200
  Micrel, Inc.* ................................      54,190             658,409
  Micromuse, Inc.* .............................      59,650             399,059
  Microsoft Corp. ..............................      90,000           2,570,386
  On Semiconductor* ............................     108,390             544,118
  Quest Software, Inc.* ........................      37,120             478,848
  Sabre Group Holdings, Inc. ...................      69,000           1,911,990
  Silicon Storage Technology* ..................      39,290             404,687
  Varian, Inc.* ................................      13,550             571,133
  Veritas Software Corp.* ......................      71,000           1,966,700
  Viasat Inc.* .................................      24,300             606,285
  Western Digital Corp.* .......................      33,730             292,102
  Xilinx, Inc. .................................      76,500           2,548,215
  Zoran Corp.* .................................      10,300             189,005
  aQuantive, Inc.* .............................      56,910             562,271
                                                                    ------------
                                                                      48,593,753
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

           MUTUAL OF AMERICA INVESTMENT CORPORATION (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                           June 30, 2004 (Unaudited)

                                                      Shares           Value
                                                      ------           -----
ACTIVE ASSETS (CONTINUED):
TELECOMMUNICATIONS (0.5%)
  CT Communications, Inc. ......................      10,400        $    156,520
  Citizens Communications Co.* .................      61,500             744,150
  Gray Television, Inc. ........................      40,920             568,379
  SBC Communications, Inc. .....................      30,000             727,500
                                                                    ------------
                                                                       2,196,549
                                                                    ------------
UTILITIES (1.0%)
  Avista Corp ..................................      10,240             188,621
  CINergy Corp. ................................      22,460             853,480
  Energen Corp. ................................      12,780             613,312
  Integrated Electrical Svcs.* .................      77,720             625,646
  PNM Resources, Inc. ..........................      29,640             615,623
  Southwestern Energy Co.* .....................      42,830           1,227,936
  Westar Energy, Inc. ..........................      26,190             521,443
                                                                    ------------
                                                                       4,646,061
                                                                    ------------
TOTAL ACTIVE ASSETS-COMMON STOCKS
  (Cost: $161,423,590) 40.3% ...................                    $181,277,701
                                                                    ------------
TEMPORARY CASH INVESTMENTS**
  (Cost: $782,700) 0.2% ........................                         782,700
                                                                    ------------
TOTAL INVESTMENTS
  (Cost: $372,513,366) 100.0% ..................                    $450,219,501
                                                                    ============

----------
 * Non-income producing security.

** The fund has an  arrangement  with its custodian  bank,  JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2004 was 0.63%.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                             June 30, 2004 (Audited)

                                                      Shares           Value
                                                      ------           -----
COMMON STOCKS:
BASIC MATERIALS (2.9%)
  Air Products & Chemicals, Inc. ...............      13,923        $    730,261
  Alcoa, Inc. ..................................      53,191           1,756,899
  Allegheny Technologies, Inc. .................       4,942              89,203
  Ball Corp. ...................................       3,452             248,717
  Bemis Co. ....................................       6,510             183,908
  Dow Chemical Co. .............................      57,277           2,331,174
  Du Pont (E.I.) de Nemours & Co. ..............      61,126           2,715,217
  Eastman Chemical Co. .........................       4,740             219,130
  Ecolab, Inc. .................................      15,754             499,402
  Engelhard Corp. ..............................       7,681             248,173
  Freeport-McMoran Copper Cl B .................      10,832             359,081
  Georgia-Pacific (Timber Group) ...............      15,543             574,780
  Great Lakes Chemical Corp. ...................       3,100              83,886
  Hercules, Inc.* ..............................       6,790              82,770
  International Paper Co. ......................      29,702           1,327,679
  Intl. Flavors & Fragrances ...................       5,739             214,639
  Louisiana-Pacific Corp. ......................       6,657             157,438
  MeadWestvaco Corp ............................      12,319             362,051
  Monsanto Co. .................................      16,264             626,164
  Newmont Mining Corp. Holding Co. .............      27,107           1,050,667
  Nucor Corp. ..................................       4,798             368,294
  PPG Industries, Inc. .........................      10,489             655,458
  Pactiv Corp.* ................................       9,372             233,738
  Phelps Dodge Corp. ...........................       5,684             440,567
  Praxair, Inc. ................................      19,918             794,927
  Rohm & Haas Co. ..............................      13,645             567,359
  Sealed Air Corp.* ............................       5,204             277,217
  Sigma-Aldrich Corp. ..........................       4,246             253,104
  Temple-Inland, Inc. ..........................       3,353             232,195
  United States Steel Group ....................       6,933             243,487
  Vulcan Materials Co. .........................       6,232             296,332
  Weyerhaeuser Co. .............................      14,753             931,209
  Worthington Industries, Inc. .................       5,295             108,706
                                                                    ------------
                                                                      19,263,832
                                                                    ------------
CONSUMER, CYCLICAL (10.6%)
  eBay, Inc.* ..................................      40,218           3,698,045
  AutoZone, Inc.* ..............................       5,086             407,389
  Autonation, Inc.* ............................      16,358             279,722
  Bed Bath & Beyond, Inc.* .....................      18,384             706,865
  Best Buy Co., Inc. ...........................      19,885           1,008,965
  Big Lots, Inc.* ..............................       7,048             101,914
  Black & Decker Corp. .........................       4,807             298,659
  Boise Cascade Corp. ..........................       5,344             201,148
  Brunswick Corp. ..............................       5,740             234,192
  Carnival Corp. ...............................      38,708           1,819,276
  Centex Corp. .................................       7,578             346,694
  Circuit City Group, Inc. .....................      12,169             157,589
  Clear Channel Communications .................      37,583           1,388,692
  Comcast Corp. Cl A* ..........................     137,194           3,845,548
  Cooper Tire & Rubber Co. .....................       4,525             104,075
  Dana Corp. ...................................       9,105             178,458
  Darden Restaurants, Inc. .....................       9,849             202,397
  Delphi Corporation ...........................      34,323             366,570
  Dillard's Inc. Cl A ..........................       5,103             113,797
  Disney (Walt) Co. ............................     125,555           3,200,397
  Dollar General Corp. .........................      20,171             394,545
  Dow Jones & Co., Inc. ........................       4,998             225,410
  Eastman Kodak Co. ............................      17,556             473,661
  Family Dollar Stores, Inc. ...................      10,541             320,657
  Federated Department Stores ..................      11,071             543,586
  Ford Motor Co. ...............................     112,013           1,753,003
  Fortune Brands, Inc. .........................       8,938             674,193
  Gannett Co., Inc. ............................      16,610           1,409,359
  Gap, Inc. ....................................      55,077           1,335,617
  General Motors Corp. .........................      34,544           1,609,405
  Genuine Parts Co. ............................      10,659             422,949
  Goodyear Tire & Rubber Co.* ..................      10,741              97,636
  Harley-Davidson, Inc. ........................      18,057           1,118,451
  Harrah's Entertainment, Inc. .................       6,823             369,124
  Hasbro, Inc. .................................      10,695             203,205
  Hilton Hotels Corp. ..........................      23,455             437,670
  Home Depot, Inc. .............................     135,991           4,786,883
  International Game Technology ................      21,249             820,211
  Interpublic Group of Cos., Inc. ..............      25,630             351,900
  Johnson Controls, Inc. .......................      11,554             616,753
  Jones Apparel Group, Inc. ....................       7,738             305,496
  KB Home ......................................       2,860             196,282
  Knight-Ridder, Inc. ..........................       4,889             352,008
  Kohl's Corp.* ................................      20,834             880,862
  Leggett & Platt ..............................      11,757             314,029
  Limited Brands, Inc. .........................      28,832             539,158
  Liz Claiborne, Inc. ..........................       6,692             240,778
  Lowe's Companies, Inc. .......................      48,171           2,531,386
  Marriott International, Inc. .................      13,839             690,289
  Mattel, Inc. .................................      25,843             471,635
  May Department Stores Co. ....................      17,794             489,157
  Maytag Corp. .................................       4,812             117,942
  McDonald's Corp. .............................      77,030           2,002,780
  McGraw-Hill Cos., Inc. .......................      11,720             897,400
  Meredith Corp. ...............................       3,073             168,892
  NIKE, Inc. Cl B ..............................      16,119           1,221,014
  New York Times Co. Cl A ......................       9,176             410,259
  Newell Rubbermaid, Inc. ......................      16,810             395,035
  Nordstrom, Inc. ..............................       8,426             359,032
  Office Depot, Inc.* ..........................      19,142             342,833
  Omnicom Group, Inc. ..........................      11,636             883,056
  Penney (J.C.) Co., Inc. ......................      17,261             651,775
  Pulte Homes Inc. .............................       7,688             400,007
  RadioShack Corp. .............................       9,840             281,719
  Reebok International, Ltd. ...................       3,612             129,960
  Sears Roebuck & Co. ..........................      13,019             491,597
  Sherwin-Williams Co. .........................       8,760             363,978
  Snap-On, Inc. ................................       3,569             119,740
  Stanley Works ................................       4,968             226,441
  Staples, Inc. ................................      30,432             891,962
  Starbucks Corp.* .............................      24,265           1,055,042
  Starwood Hotels & Resorts ....................      12,664             567,980
  TJX Companies, Inc. ..........................      30,280             730,959
  Target Corp. .................................      55,843           2,371,652
  Tiffany & Co. ................................       8,981             330,950
  Time Warner, Inc.* ...........................     278,883           4,902,763
  Toys R Us, Inc.* .............................      13,079             208,348
  Tribune Co. ..................................      20,047             912,940
  Univision Communications, Inc. ...............      19,760             630,937
  V F Corp. ....................................       6,627             322,735
  Viacom, Inc. Cl B ............................     106,003           3,786,427
  Visteon Corp. ................................       8,004              93,407
  Wendy's International, Inc. ..................       6,980             243,183
  Whirlpool Corp. ..............................       4,265             292,579
  Yum! Brands, Inc. ............................      17,706             659,017
                                                                    ------------
                                                                      71,100,031
                                                                    ------------
CONSUMER, NON-CYCLICAL (10.8%)
  Alberto-Culver Co. Cl A ......................       5,517             276,622
  Albertson's, Inc. ............................      22,480             596,619
  Altria Group, Inc. ...........................     125,372           6,274,869
  Anheuser-Busch Cos., Inc. ....................      49,202           2,656,908
  Archer-Daniels-Midland Co. ...................      39,695             666,082
  Avon Products, Inc. ..........................      28,840           1,330,678

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                             June 30, 2004 (Audited)

                                                      Shares           Value
                                                      ------           -----
COMMON STOCKS (CONTINUED):
CONSUMER, NON-CYCLICAL (CONTINUED)
  Brown-Forman Corp. Cl B ......................       7,436        $    358,936
  CVS Corp. ....................................      24,283           1,020,372
  Campbell Soup Co. ............................      25,177             676,758
  Clorox Co. ...................................      12,979             698,011
  Coca-Cola Co. ................................     149,017           7,522,378
  Coca-Cola Enterprises, Inc. ..................      28,759             833,723
  Colgate-Palmolive Co. ........................      32,619           1,906,581
  ConAgra Foods, Inc. ..........................      32,329             875,469
  Coors (Adolph) Co. Cl B ......................       2,233             161,535
  Costco Wholesale Corp. .......................      28,060           1,152,424
  General Mills, Inc. ..........................      23,123           1,099,036
  Gillette Co. .................................      61,393           2,603,063
  Heinz (H.J.) Co. .............................      21,565             845,348
  Hershey Food Corp. ...........................      15,939             737,498
  Kellogg Co. ..................................      25,124           1,051,439
  Kimberly Clark Corp. .........................      30,718           2,023,702
  Kroger Co.* ..................................      45,429             826,808
  McCormick & Co., Inc. ........................       8,413             286,042
  Pepsi Bottling Group, Inc. ...................      15,756             481,188
  PepsiCo, Inc. ................................     104,437           5,627,066
  Proctor & Gamble Co. .........................     157,271           8,561,833
  RJ Reynolds Tobacco Holdings .................       5,186             350,522
  Safeway, Inc.* ...............................      27,305             691,909
  Sara Lee Corp. ...............................      48,353           1,111,635
  Supervalu, Inc. ..............................       8,234             252,043
  Sysco Corp. ..................................      39,121           1,403,270
  UST, Inc. ....................................      10,158             365,688
  Wal-Mart Stores, Inc. ........................     262,390          13,843,696
  Walgreen Co. .................................      62,773           2,273,010
  Winn-Dixie Stores, Inc.* .....................       8,677              62,474
  Wrigley (Wm.) Jr. Co. ........................      13,767             868,009
                                                                    ------------
                                                                      72,373,244
                                                                    ------------
ENERGY (6.4%)
  Amerada Hess Corp. ...........................       5,507             436,099
  Anadarko Petroleum Corp. .....................      15,415             903,319
  Apache Corp. .................................      19,858             864,816
  Ashland, Inc. ................................       4,260             224,971
  BJ Services Co.* .............................       9,757             447,261
  Baker Hughes, Inc. ...........................      20,379             767,269
  Burlington Resources, Inc. ...................      24,238             876,931
  ChevronTexaco Corp. ..........................      65,522           6,166,275
  ConocoPhillips ...............................      41,912           3,197,466
  Devon Energy Corp. ...........................      14,671             968,286
  EOG Resources, Inc. ..........................       7,055             421,254
  El Paso Corp. ................................      39,261             309,377
  Exxon Mobil Corp. ............................     400,126          17,769,596
  Halliburton Co. ..............................      26,844             812,299
  Kerr-McGee Corp. .............................       9,120             490,382
  Kinder Morgan, Inc. ..........................       7,552             447,758
  Marathon Oil Corp. ...........................      21,133             799,673
  Nabors Industries, Ltd.* .....................       9,090             411,050
  Noble Corporation* ...........................       8,226             311,683
  Occidental Petroleum Corp. ...................      23,934           1,158,645
  Rowan Cos., Inc.* ............................       6,381             155,250
  Schlumberger, Ltd. ...........................      36,057           2,289,980
  Sunoco, Inc. .................................       4,624             294,179
  Transocean, Inc.* ............................      19,600             567,224
  Unocal Corp. .................................      16,124             612,712
  Valero Energy Corp. ..........................       7,876             580,934
  Williams Cos., Inc. ..........................      31,749             377,813
                                                                    ------------
                                                                      42,662,502
                                                                    ------------
FINANCIAL (19.8%)
  Ace, Ltd. ....................................      17,323             732,416
  Aflac, Inc. ..................................      31,117           1,269,885
  Allstate Corp. ...............................      42,988           2,001,091
  AmSouth Bancorporation .......................      21,511             547,885
  Ambac Financial Group, Inc. ..................       6,552             481,179
  American Express Co. .........................      78,182           4,016,991
  American Int'l. Group, Inc. ..................     159,573          11,374,363
  Aon Corp. ....................................      19,217             547,108
  Apartment Investment & Mgmt.Co ...............       5,733             178,468
  BB & T Corp. .................................      34,328           1,269,106
  Bank of America Corp. ........................     124,735          10,555,076
  Bank of New York Co., Inc. ...................      47,570           1,402,364
  Bear Stearns Cos., Inc. ......................       6,362             536,380
  Capital One Financial Corp. ..................      14,668           1,002,998
  Charles Schwab Corp. .........................      83,501             802,445
  Charter One Financial, Inc. ..................      13,642             602,840
  Chubb Corp. ..................................      11,510             784,752
  Cincinnati Financial Corp. ...................      10,318             449,039
  Citigroup, Inc. ..............................     316,396          14,712,414
  Comerica, Inc. ...............................      10,599             581,673
  Countrywide Financial Corp. ..................      17,092           1,200,713
  E*Trade Financial Corp.* .....................      22,441             250,217
  Equity Office Properties .....................      24,692             671,622
  Equity Residential ...........................      17,066             507,372
  Fannie Mae ...................................      59,291           4,231,006
  Federated Investors, Inc. ....................       6,654             201,882
  Fifth Third Bancorp ..........................      34,436           1,851,968
  First Tennessee Natl. Corp. ..................       7,683             349,346
  Franklin Resources, Inc. .....................      15,279             765,172
  Freddie Mac ..................................      42,167           2,669,171
  Golden West Financial Corp. ..................       9,310             990,119
  Goldman Sachs Group, Inc. ....................      29,600           2,787,136
  Hartford Financial Svc. Gp., Inc. ............      17,847           1,226,803
  Huntington Bancshares, Inc. ..................      14,049             321,722
  J.P. Morgan Chase & Co. ......................     217,933           8,449,272
  Janus Capital Group ..........................      14,739             243,046
  Jefferson-Pilot Corp. ........................       8,636             438,709
  KeyCorp ......................................      25,105             750,388
  Lehman Brothers Holdings, Inc. ...............      16,980           1,277,745
  Lincoln National Corp. .......................      10,905             515,261
  Loews Corp. ..................................      11,361             681,206
  M & T Bank Corp. .............................       7,301             637,377
  MBIA, Inc. ...................................       8,831             504,427
  MBNA Corp. ...................................      78,256           2,018,222
  MGIC Investment Corp. ........................       6,033             457,663
  Marsh & McLennan Cos., Inc. ..................      32,016           1,452,886
  Marshall & Ilsley Corp. ......................      13,591             531,272
  Mellon Financial Corp. .......................      25,971             761,729
  Merrill Lynch & Co., Inc. ....................      58,794           3,173,700
  MetLife, Inc. ................................      46,243           1,657,812
  Moody's Corp. ................................       9,118             589,570
  Morgan Stanley ...............................      67,196           3,545,933
  National City Corp. ..........................      41,362           1,448,084
  North Fork Bancorp, Inc. .....................      10,583             402,683
  Northern Trust Corp. .........................      13,499             570,738
  PNC Financial Services Group .................      17,255             915,895
  Plum Creek Timber Co. ........................      11,211             365,254
  Principal Financial Group, Inc. ..............      19,529             679,219
  Progressive Corp. of Ohio ....................      13,289           1,133,552
  Prologis Trust ...............................      11,091             365,116
  Providian Financial Corp.* ...................      17,783             260,877
  Prudential Financial, Inc. ...................      32,181           1,495,451
  Regions Financial Corp. ......................      24,985             913,202
  SLM Corporation ..............................      26,856           1,086,325
  Safeco Corp. .................................       8,492             373,648
  Simon Property Group .........................      12,732             654,679
  SouthTrust Corp. .............................      20,230             785,126

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                             June 30, 2004 (Audited)

                                                      Shares           Value
                                                      ------           -----
COMMON STOCKS (CONTINUED):
FINANCIAL (CONTINUED)
  Sovereign Bancorp, Inc. ......................      18,750        $    414,375
  St. Paul Travelers Cos., Inc. ................      40,814           1,654,600
  State Street Corp. ...........................      20,544           1,007,478
  Suntrust Banks, Inc. .........................      17,284           1,123,287
  Synovus Financial Corp. ......................      18,646             472,117
  T. Rowe Price Group, Inc. ....................       7,711             388,634
  Torchmark Corp. ..............................       6,810             366,378
  UNUM Provident Corp. .........................      18,137             288,378
  US Bancorp ...................................     115,959           3,195,830
  Wachovia Corp. ...............................      80,535           3,583,808
  Washington Mutual, Inc. ......................      52,915           2,044,636
  Wells Fargo & Company ........................     103,246           5,908,769
  XL Capital Limited ...........................       8,412             634,770
  Zions Bancorporation .........................       5,504             338,221
                                                                    ------------
                                                                     132,430,070
                                                                    ------------
HEALTHCARE (13.2%)
  Abbott Laboratories ..........................      95,422           3,889,401
  Aetna, Inc. ..................................       9,387             797,895
  Allergan, Inc. ...............................       8,038             719,562
  Amerisource Bergen Corp. .....................       6,875             410,988
  Amgen, Inc.* .................................      77,801           4,245,601
  Anthem, Inc.* ................................       8,471             758,663
  Applera Corp.-Applied Biosys .................      12,348             268,569
  Bard (C.R.), Inc. ............................       6,356             360,067
  Bausch & Lomb, Inc. ..........................       3,213             209,070
  Baxter International, Inc. ...................      37,499           1,294,090
  Becton Dickinson & Co. .......................      15,480             801,864
  Biogen Idec, Inc.* ...........................      20,787           1,314,778
  Biomet, Inc. .................................      15,657             695,797
  Boston Scientific Corp.* .....................      51,091           2,186,695
  Bristol-Myers Squibb Co. .....................     118,901           2,913,075
  CIGNA Corp. ..................................       8,637             594,312
  Cardinal Health, Inc. ........................      26,332           1,844,557
  Caremark Rx, Inc.* ...........................      27,984             921,793
  Chiron Corp.* ................................      11,492             513,003
  Express Scripts, Inc.* .......................       4,752             376,501
  Forest Laboratories, Inc.* ...................      22,535           1,276,157
  Genzyme Corp. (Genl. Div)* ...................      13,858             655,899
  Gilead Sciences, Inc.* .......................      13,920             932,640
  Guidant Corp. ................................      19,190           1,072,337
  HCA, Inc. ....................................      29,711           1,235,680
  HOSPIRA, Inc. ................................       9,575             264,270
  Health Management Associates .................      14,880             333,610
  Humana, Inc.* ................................       9,926             167,749
  IMS Health, Inc. .............................      14,376             336,973
  Johnson & Johnson ............................     181,622          10,116,345
  King Pharmaceuticals, Inc.* ..................      14,773             169,151
  Lilly (Eli) & Co. ............................      69,103           4,830,991
  Manor Care, Inc. .............................       5,471             178,792
  McKesson Corp. ...............................      17,833             612,207
  Medco Health Solutions* ......................      16,562             621,075
  Medimmune, Inc.* .............................      15,168             354,931
  Medtronic, Inc. ..............................      74,249           3,617,411
  Merck & Co., Inc. ............................     135,951           6,457,673
  Millipore Corp.* .............................       2,992             168,659
  Mylan Laboratories, Inc. .....................      16,337             330,824
  Pfizer, Inc. .................................     466,843          16,003,378
  Quest Diagnostics, Inc. ......................       6,345             539,008
  Schering-Plough Corp. ........................      90,111           1,665,251
  St. Jude Medical, Inc.* ......................      10,778             815,356
  Stryker Corp. ................................      24,444           1,344,420
  Tenet Healthcare Corp.* ......................      28,475             381,850
  Thermo Electron Corp.* .......................      10,144             311,827
  UnitedHealth Group, Inc. .....................      37,677           2,345,393
  Waters Corp.* ................................       7,312             349,367
  Watson Pharmaceuticals, Inc.* ................       6,616             177,970
  Wellpoint Health Networks Inc. ...............       9,501          1,064,207
  Wyeth ........................................      81,577           2,949,824
  Zimmer Holdings, Inc.* .......................      14,929           1,316,738
                                                                    ------------
                                                                      88,114,244
                                                                    ------------

INDUSTRIAL (11.2%)
  3M Company ...................................      47,850           4,306,979
  Allied Waste Industries, Inc.* ...............      19,412             255,850
  American Power Conversion ....................      12,169             239,121
  American Standard Cos., Inc.* ................      13,157             530,359
  Apollo Group, Inc. Cl A* .....................      10,789             952,561
  Avery Dennison Corp. .........................       6,767             433,156
  Block (H. & R.), Inc. ........................      10,705             510,414
  Boeing Co. ...................................      51,601           2,636,295
  Burlington Northern Santa Fe .................      22,781             798,930
  CSX Corp. ....................................      13,114             429,746
  Caterpillar, Inc. ............................      20,918           1,661,726
  Cendant Corp. ................................      62,403           1,527,625
  Cintas Corp. .................................      10,477             499,439
  Cooper Industries, Ltd.* .....................       5,639             335,013
  Crane Co. ....................................       3,640             114,260
  Cummins Inc. .................................       2,623             163,938
  Danaher Corp. ................................      18,852             977,476
  Deere & Co. ..................................      15,230           1,068,232
  Delta Air Lines, Inc.* .......................       7,567              53,877
  Deluxe Corp. .................................       3,094             134,589
  Donnelley (R.R.) & Sons Co. ..................      13,291             438,869
  Dover Corp. ..................................      12,444             523,892
  Eaton Corp. ..................................       9,307             602,535
  Emerson Electric Co. .........................      25,832           1,641,624
  Equifax, Inc. ................................       8,380             207,405
  FedEx Corp. ..................................      18,273           1,492,721
  Fluor Corp. ..................................       5,029             239,732
  General Dynamics Corp. .......................      12,143           1,205,800
  General Electric Co. .........................     645,724          20,921,458
  Goodrich Corporation .........................       7,204             232,905
  Grainger (W.W.), Inc. ........................       5,589             321,368
  Honeywell International, Inc. ................      52,601           1,926,775
  ITT Industries, Inc. .........................       5,653             469,199
  Illinois Tool Works, Inc. ....................      18,881           1,810,499
  Ingersoll Rand Co.* ..........................      10,602             724,223
  Lockheed Martin Corp. ........................      27,458           1,430,013
  Masco Corp. ..................................      26,799             835,593
  Monster Worldwide, Inc.* .....................       7,170             184,412
  Navistar International Corp.* ................       4,223             163,683
  Norfolk Southern Corp. .......................      23,952             635,207
  Northrop Grumman Corp. .......................      21,994           1,181,078
  PACCAR, Inc. .................................      10,723             621,827
  Pall Corp. ...................................       7,697             201,584
  Parker Hannifin Corp. ........................       7,267             432,096
  Pitney Bowes, Inc. ...........................      14,141             625,739
  Power One, Inc.* .............................       5,102              56,020
  Raytheon Co, .................................      27,389             979,705
  Robert Half Intl., Inc. ......................      10,490             312,287
  Rockwell Automation, Inc. ....................      11,449             429,452
  Rockwell Collins .............................      10,930             364,188
  Ryder System, Inc. ...........................       3,976             159,318
  Southwest Airlines Co. .......................      48,352             810,863
  Textron, Inc. ................................       8,435             500,617
  Thomas & Betts Corp. .........................       3,582              97,538
  Tyco International, Ltd. .....................     122,699           4,066,245
  Union Pacific Corp. ..........................      15,854             942,520
  United Parcel Service Cl B ...................      68,961           5,183,798
  United Technologies Corp. ....................      31,444           2,876,497
  Waste Management, Inc. .......................      35,517           1,088,596
                                                                    ------------
                                                                      74,567,467
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                             June 30, 2004 (Audited)

                                                      Shares           Value
                                                      ------           -----
COMMON STOCKS (CONTINUED):
TECHNOLOGY (16.7%)
  ADC Telecommunications, Inc.* ................      49,412        $    140,330
  Adobe Systems, Inc. ..........................      14,597             678,761
  Advanced Micro Devices, Inc.* ................      21,633             343,965
  Affiliated Computer Svcs.* ...................       8,337             441,361
  Agilent Technologies, Inc.* ..................      29,456             862,472
  Altera Corp.* ................................      22,903             508,905
  Analog Devices, Inc. .........................      22,901           1,078,179
  Andrew Corp.* ................................       9,734             194,777
  Apple Computer, Inc.* ........................      23,252             756,620
  Applied Materials, Inc.* .....................     103,140           2,023,607
  Applied Micro Circuits, Corp.* ...............      19,036             101,272
  Autodesk, Inc. ...............................       6,912             295,903
  Automatic Data Processing, Inc. ..............      36,133           1,513,250
  Avaya, Inc.* .................................      27,145             428,620
  BMC Software, Inc.* ..........................      13,632             252,192
  Broadcom Corp. Cl A* .........................      19,217             898,779
  Ciena Corp.* .................................      34,731             129,199
  Cisco Systems, Inc.* .........................     413,674           9,804,074
  Citrix Systems, Inc.* ........................      10,413             212,009
  Computer Associates Intl., Inc. ..............      35,779           1,003,959
  Computer Sciences Corp.* .....................      11,490             533,481
  Compuware Corp.* .............................      23,551             155,437
  Comverse Technology, Inc.* ...................      11,969             238,662
  Convergys Corp.* .............................       8,775             135,135
  Corning, Inc.* ...............................      83,953           1,096,426
  Dell, Inc.* ..................................     154,358           5,529,104
  EMC Corp.* ...................................     149,520           1,704,528
  Electronic Arts, Inc.* .......................      18,519           1,010,211
  Electronic Data Systems Corp. ................      29,635             567,510
  First Data Corp. .............................      53,379           2,376,433
  Fiserv, Inc.* ................................      11,921             463,608
  Gateway, Inc.* ...............................      22,783             102,524
  Hewlett-Packard Co. ..........................     186,562           3,936,458
  Intel Corp. ..................................     395,718          10,921,817
  Intl. Business Machines Corp. ................     103,113           9,089,411
  Intuit, Inc.* ................................      11,720             452,158
  JDS Uniphase Corp.* ..........................      88,110             333,937
  Jabil Circuit, Inc.* .........................      12,253             308,531
  KLA Tencor Corp.* ............................      12,025             593,795
  LSI Logic Corp.* .............................      23,377             178,133
  Lexmark Int'l., Inc.* ........................       7,875             760,174
  Linear Technology Corp. ......................      18,931             747,207
  Lucent Technologies* .........................     262,198             991,108
  Maxim Integrated Products, Inc. ..............      19,715           1,033,460
  Mercury Interactive Corp.* ...................       5,640             281,041
  Micron Technology, Inc.* .....................      37,327             571,476
  Microsoft Corp. ..............................     660,429          18,861,849
  Molex Inc., Cl A .............................      11,658             373,989
  Motorola, Inc. ...............................     143,376           2,616,612
  NCR Corp.* ...................................       5,794             287,324
  NVIDIA Corporation* ..........................      10,152             208,116
  National Semiconductor Corp.* ................      21,949             482,659
  Network Appliance, Inc.* .....................      21,261             457,749
  Novell, Inc.* ................................      23,658             198,491
  Novellus Systems, Inc.* ......................       9,046             284,406
  Oracle Corp.* ................................     317,834           3,791,760
  PMC Sierra, Inc.* ............................      10,805             155,052
  Parametric Technology Corp.* .................      16,329              81,645
  Paychex, Inc. ................................      23,124             783,441
  Peoplesoft, Inc.* ............................      22,294             412,439
  PerkinElmer, Inc. ............................       7,774             155,791
  QLogic Corp.* ................................       5,799             154,195
  Qualcomm, Inc. ...............................      49,568           3,617,473
  Sabre Group Holdings, Inc. ...................       8,577             237,669
  Sanmina Corp.* ...............................      31,784             289,234
  Scientific-Atlanta, Inc. .....................       9,344             322,368
  Siebel Systems, Inc.* ........................      30,748             328,389
  Solectron Corp.* .............................      58,777             380,287
  Sun Microsystems, Inc.* ......................     203,492             883,155
  Sungard Data Sys. Inc.* ......................      17,750             461,500
  Symantec Corp.* ..............................      19,065             834,666
  Symbol Technologies, Inc. ....................      14,347             211,475
  Tektronix, Inc. ..............................       5,190             176,564
  Tellabs, Inc.* ...............................      25,441             222,354
  Teradyne, Inc.* ..............................      11,868             269,404
  Texas Instruments, Inc. ......................     105,910           2,560,904
  Unisys Corp.* ................................      20,328             282,153
  Veritas Software Corp.* ......................      26,421             731,862
  Xerox Corp.* .................................      48,868             708,586
  Xilinx, Inc. .................................      21,237             707,404
  Yahoo!, Inc.* ................................      82,394           2,993,374
                                                                    ------------
                                                                     111,304,338
                                                                    ------------
TELECOMMUNICATIONS (3.3%)
  AT&T Corp. ...................................      48,604             711,077
  AT&T Wireless* ...............................     166,875           2,389,650
  Alltel Corp. .................................      18,854             954,389
  BellSouth Corp. ..............................     112,190           2,941,622
  CenturyTel, Inc. .............................       8,496             255,220
  Citizens Communications Co.* .................      17,586             212,791
  Nextel Communications, Inc.* .................      67,899           1,810,187
  Qwest Communications Intl.* ..................     109,168             391,913
  SBC Communications, Inc. .....................     202,607           4,913,220
  Sprint Corp. (FON Gp.) .......................      87,263           1,535,820
  Verizon Communications .......................     169,490           6,133,843
                                                                    ------------
                                                                      22,249,732
                                                                    ------------
UTILITIES (2.6%)
  AES Corp.* ...................................      38,982             387,091
  Allegheny Energy, Inc.* ......................       7,778             119,859
  Ameren Corp. .................................      11,146             478,832
  American Electric Power, Inc. ................      24,200             774,400
  CINergy Corp. ................................      10,916             414,808
  CMS Energy Corp.* ............................      10,006              91,355
  Calpine Corp.* ...............................      25,454             109,961
  Centerpoint Energy, Inc. .....................      18,753             215,660
  Consolidated Edison, Inc. ....................      14,718             585,188
  Constellation Energy Group ...................      10,252             388,551
  DTE Energy Co. ...............................      10,611             430,170
  Dominion Resources, Inc. .....................      19,881           1,254,093
  Duke Energy Corp. ............................      55,973           1,135,692
  Dynergy, Inc.* ...............................      23,186              98,772
  Edison International .........................      19,958             510,326
  Entergy Corp. ................................      14,021             785,316
  Exelon Corp. .................................      40,340           1,342,919
  FPL Group, Inc. ..............................      11,293             722,187
  FirstEnergy Corp. ............................      20,204             755,832
  Keyspan Corporation ..........................       9,748             357,752
  NiSource, Inc. ...............................      16,081             331,590
  Nicor, Inc. ..................................       2,697              91,617
  PG & E Corp.* ................................      25,662             716,996
  PPL Corporation ..............................      10,865             498,704
  Peoples Energy Corp. .........................       2,283              96,228
  Pinnacle West Capital Corp. ..................       5,592             225,861

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                             June 30, 2004 (Audited)

                                                      Shares           Value
                                                      ------           -----
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
  Progress Energy, Inc. ........................      15,018        $    661,543
  Public Svc. Enterprise Group .................      14,467             579,114
  Sempra Energy ................................      14,056             483,948
  Southern Co. .................................      45,119           1,315,218
  TXU Corp. ....................................      19,842             803,799
  Teco Energy, Inc. ............................      11,508             137,981
  Xcel Energy, Inc. ............................      24,433             408,275
                                                                    ------------
                                                                      17,309,638
                                                                    ------------
Total Indexed Assets
    (Cost: $598,936,762) 97.5% .................                    $651,375,098
                                                                    ------------
------------
* Non-income producing security


                                                                            Face
                                                  Rate      Maturity        Amount           Value
                                                 -------    --------      ----------        -------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
   U.S. Treasury Bill (a) .....................   0.93%     07/15/04      $1,200,000      $  1,199,567
   U.S. Treasury Bill (a) .....................   1.11      08/26/04         200,000           199,656
   U.S. Treasury Bill (a) .....................   1.16      09/02/04         100,000            99,797
   U.S. Treasury Bill (a) .....................   1.28      09/23/04         700,000           697,910
                                                                                          ------------
                                                                                             2,196,930
                                                                                          ------------
U.S. GOVERNMENT AGENCIES (1.5%)
   Federal Home Loan Bank .....................   1.20      07/01/04       9,930,000         9,930,000
                                                                                          ------------
COMMERCIAL PAPER (0.7%)
   Gannett Co., Inc. ..........................   1.21      07/07/04       4,950,000         4,949,002
                                                                                          ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $17,075,931) 2.5% ........................................................        17,075,932
                                                                                          ------------
TEMPORARY CASH INVESTMENTS**
   (Cost: $21,900) 0.0%(1) .........................................................            21,900
                                                                                          ------------
TOTAL INVESTMENTS
   (Cost: $616,034,593) 100.0% .....................................................      $668,472,930
                                                                                          ============

----------
(1) Less than 0.05%

(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2004 was 0.63%.

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2004:


                                                         Expiration     Underlying Face   Unrealized
                                                            Date        Amount at Value   Gain (Loss)
                                                         ----------     ---------------   ----------
PURCHASED
   58 S&P 500 Stock Index Futures Contracts .........   September 2004    $16,535,800      $146,212

Face value of futures purchased and outstanding as a percentage of total investments in securities: 2.5%

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)

                                                      Shares           Value
                                                      ------           -----
COMMON STOCKS:
BASIC MATERIALS (4.2%)
  Airgas, Inc. .................................      17,160        $    410,296
  Albemarle Corp. ..............................       9,627             304,695
  Arch Coal, Inc. ..............................      12,635             462,315
  Bowater, Inc. ................................      12,877             535,554
  Cabot Corp. ..................................      14,354             584,208
  Crompton Corp. ...............................      26,497             166,931
  Cytec Industries, Inc. .......................       8,993             408,732
  FMC Corp.* ...................................       8,410             362,555
  Ferro Corp. ..................................       9,692             258,583
  Glatfelter ...................................      10,173             143,236
  IMC Global, Inc.* ............................      26,757             358,544
  Longview Fibre Co.* ..........................      11,814             174,020
  Lubrizol Corp. ...............................      11,939             437,206
  Lyondell Petrochemical Co. ...................      41,110             714,903
  Martin Marietta Materials, Inc. ..............      11,150             494,280
  Minerals Technologies, Inc. ..................       4,736             274,688
  Olin Corp. ...................................      16,064             283,048
  Packaging Corp. of America ...................      24,564             587,080
  Peabody Energy Corp. .........................      14,790             828,092
  Potlatch Corp. ...............................       6,815             283,777
  RPM International, Inc. ......................      26,825             407,740
  Scotts Co. Cl A* .............................       7,530             481,016
  Sensient Technologies Corp. ..................      10,848             233,015
  Sonoco Products Co. ..........................      22,688             578,544
  Valspar Corp. ................................      11,868             598,029
                                                                    ------------
                                                                      10,371,087
                                                                    ------------
CONSUMER, CYCLICAL (17.3%)
  99 Cent Only Stores* .........................      16,703             254,721
  Abercrombie & Fitch Co. Cl A .................      21,948             850,485
  American Eagle Outfitters* ...................      16,549             478,432
  American Greetings Corp. Cl A* ...............      15,766             365,456
  Ann Taylor Stores Corp.* .....................      15,780             457,304
  Applebees Intl., Inc. ........................      19,052             438,577
  Arvin Meritor, Inc. ..........................      16,047             314,040
  Bandag, Inc. .................................       4,482             199,583
  Barnes & Noble, Inc.* ........................      15,947             541,879
  Belo Corporation .............................      26,830             720,386
  Blyth, Inc. ..................................      10,563             364,318
  Bob Evans Farms, Inc. ........................       8,143             222,955
  Borders Group, Inc. ..........................      17,943             420,584
  Borg-Warner, Inc. ............................      12,884             563,933
  Boyd Gaming Corp. ............................      15,385             408,779
  Brinker International, Inc.* .................      22,261             759,545
  Caesars Entertainment, Inc.* .................      71,106           1,066,590
  Callaway Golf Co. ............................      17,397             197,282
  CarMax, Inc.* ................................      23,967             524,158
  Catalina Marketing Corp.* ....................      12,058             220,541
  CBRL Group, Inc. .............................      11,269             347,649
  Cheesecake Factory, Inc.* ....................      12,015             478,077
  Chico's FAS, Inc.* ...........................      20,618             931,109
  Claire's Stores, Inc. ........................      22,878             496,453
  Coach Inc.* ..................................      43,526           1,966,940
  D.R. Horton, Inc. ............................      53,900           1,530,760
  Dollar Tree Stores* ..........................      26,294             721,244
  Emmis Communications Cl A* ...................      12,932             271,313
  Entercom Communications* .....................      11,967             446,369
  Furniture Brands Intl., Inc. .................      12,967             324,823
  Gentex Corp. .................................      17,908             710,589
  GTECH Holdings Corp. .........................      13,734             636,022
  Harman Intl. Industries, Inc. ................      15,316           1,393,756
  Harte-Hanks, Inc. ............................      20,162             492,154
  Hovanian Enterprises, Inc.* ..................      14,123             490,209
  International Speedway Corp. .................      12,309             598,710
  Krispy Kreme Doughnuts, Inc.* ................      14,183             270,753
  Lear Corp. ...................................      15,910             938,531
  Lee Enterprises ..............................      10,445             501,464
  Lennar Corp. .................................      36,095           1,614,168
  Mandalay Resort Group ........................      15,604           1,071,059
  Media General, Inc. Cl A .....................       5,470             351,283
  Michaels Stores, Inc. ........................      15,769             867,295
  Modine Manufacturing Co. .....................       7,976             254,036
  Mohawk Industries, Inc.* .....................      15,489           1,135,808
  Neiman-Marcus Group, Inc. ....................      11,374             632,963
  O'Reilly Automotive, Inc.* ...................      12,671             572,729
  Outback Steakhouse, Inc. .....................      17,192             711,061
  Pacific Sunwear of California* ...............      17,731             346,996
  Payless Shoesource, Inc.* ....................      15,720             234,385
  PetSmart, Inc. ...............................      33,419           1,084,447
  Pier 1 Imports, Inc. .........................      20,360             360,168
  Reader's Digest Assn .........................      22,898             366,139
  Regis Corporation ............................      10,238             456,512
  Rent-A-Center, Inc.* .........................      18,601             556,728
  Ross Stores, Inc. ............................      34,657             927,421
  Ruby Tuesday, Inc. ...........................      15,396             422,620
  Ryland Group, Inc. ...........................       5,569             435,496
  Saks Incorporated ............................      33,015             495,225
  Scholastic Corp.* ............................       9,161             274,372
  Six Flags, Inc.* .............................      21,529             156,301
  Superior Industries Intl .....................       6,160             206,052
  Thor Industries, Inc. ........................      13,205             441,839
  Timberland Company Cl A* .....................       8,104             523,437
  Toll Brothers, Inc.* .........................      17,191             727,523
  Tupperware Corp. .............................      13,519             262,674
  Valassis Communication, Inc.* ................      12,099             368,657
  Washington Post Co. Cl B .....................       2,216           2,060,902
  Westwood One, Inc.* ..........................      22,598             537,832
  Williams-Sonoma, Inc.* .......................      26,889             886,261
                                                                    ------------
                                                                      42,258,862
                                                                    ------------
CONSUMER, NON-CYCLICAL (4.7%)
  BJ's Wholesale Club, Inc.* ...................      16,162             404,050
  Church & Dwight ..............................       9,521             435,871
  Constellation Brands, Inc. Cl A ..............      24,709             917,445
  Dean Foods Co.* ..............................      36,339           1,355,808
  Energizer Holdings, Inc.* ....................      18,937             852,165
  Hormel Foods Corp. ...........................      32,015             995,667
  Interstate Bakeries Corp.* ...................      10,497             113,892
  J.M. Smucker Co. .............................      13,537             621,484
  Lancaster Colony Corp. .......................       8,248             343,447
  PepsiAmericas, Inc. ..........................      31,753             674,434
  Ruddick Corp. ................................      10,775             241,899
  Smithfield Foods, Inc.* ......................      25,662             754,463
  Tootsie Roll Inds., Inc. .....................      12,161             395,233
  Tyson Foods, Inc. ............................      81,467           1,706,734
  Universal Corp. ..............................       5,846             297,795
  Whole Foods Market, Inc. .....................      14,299           1,364,840
                                                                    ------------
                                                                      11,475,227
                                                                    ------------
ENERGY (6.8%)
  Cooper Cameron Corp.* ........................      12,425             605,098
  ENSCO International, Inc. ....................      34,926           1,016,347
  FMC Technologies, Inc.* ......................      15,545             447,696
  Forest Oil Corp.* ............................      13,467             367,918
  Grant Prideco, Inc.* .........................      28,227             521,070
  Hanover Compressor Co.* ......................      17,771             211,475
  Helmerich & Payne, Inc. ......................      11,670             305,171
  Murphy Oil Corp. .............................      21,273           1,567,820
  National-Oilwell, Inc.* ......................      19,844             624,888
  NewField Exploration Company* ................      13,041             726,905
  Noble Energy, Inc. ...........................      13,426             684,726

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                      Shares           Value
                                                      ------           -----
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
  Overseas Shipholding Group ...................       9,124        $    402,642
  Patterson UTI Energy, Inc. ...................      19,223             642,240
  Pioneer Natural Resources Co. ................      27,745             973,295
  Plains Exploration & Power* ..................      17,809             326,795
  Pogo Producing Co. ...........................      14,772             729,737
  Pride International, Inc.* ...................      31,410             537,425
  Smith International, Inc.* ...................      24,143           1,346,214
  Tidewater, Inc. ..............................      14,009             417,468
  Varco International, Inc.* ...................      22,434             491,080
  Weatherford International, Ltd. ..............      30,653           1,378,772
  Western Gas Resources ........................      17,117             555,960
  XTO Energy, Inc. .............................      59,843           1,782,723
                                                                    ------------
                                                                      16,663,465
                                                                    ------------
FINANCIAL (17.6%)
  AMB Property Corp. ...........................      19,108             661,710
  Allmerica Financial Corp.* ...................      12,328             416,686
  AmerUs Group Co. .............................       9,106             376,988
  American Financial Group .....................      16,970             518,773
  Americredit Corp.* ...........................      36,444             711,751
  Associated Banc-Corp .........................      25,490             755,269
  Astoria Financial Corp. ......................      18,069             660,964
  Bank of Hawaii Corp ..........................      12,324             557,291
  Banknorth Group, Inc. ........................      39,846           1,294,198
  Berkley (W.R.) Corp. .........................      19,384             832,543
  Brown & Brown, Inc. ..........................      15,956             687,704
  City National Corp. ..........................      11,270             740,439
  Colonial BancGroup, Inc. .....................      29,420             534,561
  Commerce Bancorp, Inc. N.J ...................      18,021             991,335
  Compass Bancshares, Inc. .....................      28,298           1,216,814
  Cullen/Frost Bankers, Inc. ...................      11,875             531,406
  Eaton Vance Corp. ............................      15,648             597,910
  Edwards (A.G.), Inc. .........................      18,493             629,317
  Everest RE Group* ............................      12,894           1,036,162
  Fidelity Natl. Finl., Inc. ...................      39,847           1,487,887
  First American Corp. .........................      20,575             532,687
  Firstmerit Corp. .............................      19,614             517,221
  GATX Corp. ...................................      11,427             310,814
  Gallagher (Arthur J.) & Co. ..................      21,000             639,450
  Greater Bay Bancorp ..........................      11,878             343,274
  Greenpoint Financial Corp. ...................      30,490           1,210,453
  HCC Insurance Holdings, Inc. .................      14,918             498,410
  Hibernia Corp. Cl A ..........................      35,887             872,054
  Highwoods Properties, Inc. ...................      12,404             291,494
  Horace Mann Educators Corp. ..................       9,929             173,559
  Hospitality Properties Trust .................      15,540             657,342
  Independence Community
   Bank Corp. ..................................      19,184             698,298
  Indymac Bancorp, Inc. ........................      14,119             446,160
  Investors Financial Services .................      15,323             667,776
  Jefferies Group ..............................      12,805             395,931
  Labranche & Co.* .............................      13,836             116,499
  Legg Mason, Inc. .............................      15,348           1,396,821
  Leucadia National ............................      16,392             814,682
  Liberty Property Trust .......................      19,586             787,553
  MONY Group, Inc. .............................      11,595             362,924
  Mack-Cali Realty Corp. .......................      13,968             577,996
  Mercantile Bankshares Corp. ..................      18,271             855,448
  National City Corp. ..........................      13,004             455,260
  Natl. Commerce Financial Corp. ...............      47,191           1,533,708
  New Plan Excel Realty Trust ..................      23,131             540,340
  New York Community Bancorp, Inc. .............      61,146           1,200,296
  Ohio Casualty Corp.* .........................      14,165             285,141
  Old Republic Intl. Corp. .....................      42,088             998,327
  PMI Group, Inc. ..............................      22,126             962,924
  Protective Life Corp. ........................      16,020             619,493
  Radian Group, Inc. ...........................      21,736           1,041,154
  Raymond James Financial, Inc. ................      17,039             450,682
  Rayonier, Inc. ...............................      11,453             509,086
  SEI Investments ..............................      23,942             695,276
  Silicon Valley Bancshares* ...................       8,169             323,901
  StanCorp Financial Group, Inc. ...............       6,681             447,627
  TCF Financial ................................      16,308             946,679
  United Dominion Realty Tr, Inc ...............      29,577             585,033
  Unitrin Inc. .................................      15,771             671,845
  Waddell & Reed Financial, Inc. ...............      19,083             421,925
  Washington Federal, Inc. .....................      18,147             435,528
  Webster Financial Corp. ......................      12,277             577,265
  Westamerica Bancorp ..........................       7,343             385,140
  Wilmington Trust Corp. .......................      15,341             570,992
                                                                    ------------
                                                                      43,064,176
                                                                    ------------
HEALTHCARE (10.1%)
  Apogent Technologies, Inc.* ..................      20,687             661,984
  Apria Healthcare Group, Inc.* ................      11,540             331,198
  Barr Pharmaceuticals, Inc.* ..................      24,134             813,316
  Beckman Coulter, Inc. ........................      14,252             869,372
  Cephalon, Inc.* ..............................      12,938             698,652
  Charles River Laboratories, Inc. .............      10,641             520,026
  Community Health Systems, Inc.* ..............      22,894             612,872
  Covance, Inc.* ...............................      14,520             560,182
  Coventry Health Care* ........................      20,502           1,002,548
  Cytyc Corp.* .................................      25,566             648,609
  Dentsply International, Inc. .................      18,627             970,467
  Edwards Lifesciences Corp.* ..................      13,774             480,024
  First Health Group Corp.* ....................      21,181             330,635
  Health Net, Inc.* ............................      26,093             691,465
  Henry Schein, Inc.* ..........................      10,148             640,745
  Hillenbrand Industries, Inc. .................      14,413             871,266
  Inamed Corp.* ................................       8,330             523,541
  Ivax Corp.* ..................................      45,662           1,095,431
  Lifepoint Hospitals, Inc.* ...................       8,839             328,988
  Lincare Holdings, Inc.* ......................      22,998             755,714
  Millennium Pharmaceuticals, Inc. .............      70,485             972,693
  Omnicare, Inc. ...............................      24,019           1,028,253
  Oxford Health Plans, Inc. ....................      18,855           1,037,779
  Pacificare Health Systems, Inc. ..............      19,923             770,223
  Par Pharmaceutical Cos., Inc.* ...............       7,909             278,476
  Patterson Cos., Inc.* ........................      15,860           1,213,131
  Perrigo Co. ..................................      16,302             309,249
  Protein Design* ..............................      21,787             416,785
  Renal Care Group, Inc.* ......................      15,447             511,759
  Sepracor, Inc.* ..............................      19,795           1,047,156
  Steris Corp.* ................................      15,928             359,336
  Triad Hospitals, Inc.* .......................      17,589             654,838
  Universal Health Services Cl B ...............      13,477             618,460
  VISX, Inc.* ..................................      11,236             300,226
  Valeant Pharmaceuticals ......................      19,377             387,540
  Varian Medical Systems, Inc.* ................      15,818           1,255,158
  Vertex Pharmaceutical* .......................      18,223             197,537
                                                                    ------------
                                                                      24,765,634
                                                                    ------------
INDUSTRIAL (12.5%)
  AGCO Corp.* ..................................      20,855             424,816
  AirTran Holdings, Inc.* ......................      19,870             280,962
  Alaska Air Group, Inc.* ......................       6,208             148,185
  Alexander & Baldwin, Inc. ....................       9,833             328,914
  Allete, Inc. .................................      20,410             679,653
  Alliant TechSystems, Inc.* ...................       8,605             545,041
  Ametek, Inc. .................................      15,580             481,422
  Banta Corp. ..................................       5,756             255,624

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                      Shares           Value
                                                      ------           -----
COMMON STOCKS (CONTINUED):
INDUSTRIAL (CONTINUED)
  C.H. Robinson Worldwide, Inc. ................      19,760        $    905,798
  CNF Transportation, Inc. .....................      11,670             485,005
  Career Education Corp.* ......................      23,423           1,067,152
  Carlisle Companies, Inc. .....................       7,175             446,644
  ChoicePoint, Inc.* ...........................      20,446             933,564
  Copart, Inc.* ................................      20,813             555,707
  Corinthian Colleges, Inc.* ...................      20,859             516,052
  DeVry, Inc.* .................................      16,294             446,781
  Donaldson Company, Inc. ......................      19,975             585,268
  Dun & Bradstreet* ............................      16,449             886,766
  Dycom Industries, Inc.* ......................      11,217             314,076
  Education Management Corp.* ..................      16,953             557,076
  Expeditors Int'l Wash., Inc. .................      24,343           1,202,788
  Fastenal Co. .................................      17,550             997,367
  Federal Signal Corp. .........................      11,153             207,557
  Flowserve Corporation* .......................      12,547             312,922
  Graco, Inc. ..................................      16,054             498,477
  Granite Construction .........................       9,654             175,992
  HON Industries, Inc. .........................      13,445             569,127
  Harsco Corp. .................................       9,497             446,359
  Hubbell, Inc. Cl B ...........................      14,007             654,267
  ITT Educational Services, Inc. ...............      10,614             403,544
  J.B. Hunt Transport Svcs., Inc ...............      18,559             716,006
  Jacobs Engineering Group, Inc. ...............      13,003             512,058
  JetBlue Airways Corp.* .......................      23,727             697,099
  Kelly Services, Inc. .........................       8,084             240,903
  Kennametal, Inc. .............................       8,429             386,048
  Korn/Ferry International* ....................       8,746             169,410
  L-3 Communications Hldgs., Inc. ..............      24,488           1,635,798
  Laureate Education, Inc.* ....................      10,442             399,302
  Manpower, Inc. ...............................      20,787           1,055,356
  Miller (Herman), Inc. ........................      16,651             481,880
  Nordson Corp. ................................       8,247             357,672
  Pentair, Inc. ................................      23,198             780,381
  Precision Castparts Corp. ....................      14,945             817,342
  Quanta Services, Inc.* .......................      27,099             168,556
  Republic Services, Inc. ......................      35,659           1,031,971
  Rollins, Inc. ................................      10,488             241,329
  SPX, Inc. ....................................      17,537             814,418
  Sequa Corp. Cl A* ............................       2,425             141,790
  Sotheby's Holdings* ..........................      14,527             231,851
  Stericycle, Inc.* ............................      10,046             519,780
  Swift Transportation Co., Inc. ...............      18,657             334,893
  Tecumseh Products Co. Cl A ...................       4,295             176,911
  Teleflex, Inc. ...............................       9,229             462,834
  The Brink's Company ..........................      13,126             449,566
  Trinity Industries ...........................      10,891             346,225
  United Rentals* ..............................      17,843             319,211
  Werner Enterprises, Inc. .....................      18,360             387,396
  York International Corp. .....................       9,559             392,588
                                                                    ------------
                                                                      30,581,480
                                                                    ------------
TECHNOLOGY (15.1%)
  3Com Corp.* ..................................      90,284             564,275
  Activision, Inc.* ............................      31,914             507,433
  Acxiom Corp. .................................      19,957             495,532
  Adtran, Inc. .................................      18,395             613,841
  Advanced Fibre Communication* ................      20,350             411,070
  Advent Software, Inc.* .......................       7,622             137,730
  Alliance Data Systems* .......................      18,870             797,258
  Arrow Electronics, Inc.* .....................      26,658             714,968
  Ascential Software Corp.* ....................      13,717             219,335
  Atmel Corp.* .................................     109,927             650,768
  Avnet, Inc.* .................................      27,860             632,422
  Avocent Corp.* ...............................      11,343             416,742
  BISYS Group, Inc.* ...........................      27,838             391,402
  CDW Corp. ....................................      19,348           1,233,628
  CSG Systems Intl., Inc.* .....................      12,034             249,104
  Cabot MicroElectronics Corp.* ................       5,762             176,375
  Cadence Design Systems, Inc.* ................      63,225             924,982
  Ceridian Corp.* ..............................      34,368             773,280
  Certegy, Inc. ................................      14,713             570,864
  CheckFree Corp.* .............................      19,589             587,670
  Cognizant Tech Solutions* ....................      29,849             758,463
  CommScope, Inc.* .............................      14,230             305,234
  Credence Systems Corp.* ......................      22,293             307,643
  Cree, Inc.* ..................................      17,142             399,066
  Cypress Semiconductor Corp.* .................      28,538             404,954
  DST Systems, Inc.* ...........................      19,526             939,005
  Diebold, Inc. ................................      16,783             887,317
  Fair Isaac Corporation .......................      16,317             544,661
  Fairchild Semiconductor Intl.* ...............      27,573             451,370
  Gartner, Inc.* ...............................      30,475             402,880
  Harris Corp. .................................      15,392             781,144
  Henry (Jack) & Associates ....................      20,770             417,477
  Imation Corp. ................................       8,215             350,041
  Integrated Circuit Systems, Inc. .............      16,804             456,397
  Integrated Device Tech., Inc.* ...............      24,504             339,135
  International Rectifier* .....................      15,286             633,146
  Intersil Corp. Cl A ..........................      32,417             702,152
  Keane, Inc.* .................................      14,671             200,846
  Kemet Corp.* .................................      20,006             244,473
  LTX Corp.* ...................................      14,110             152,529
  Lam Research Corp.* ..........................      30,961             829,755
  Lattice Semiconductor Corp.* .................      26,213             183,753
  MPS Group, Inc.* .............................      24,277             294,237
  Macromedia, Inc.* ............................      15,982             392,358
  Macrovision Corp.* ...........................      11,376             284,741
  McAfee, Inc.* ................................      38,239             693,273
  McData Corporation Cl A* .....................      27,189             146,277
  Mentor Graphics Corp.* .......................      16,200             250,614
  Micrel, Inc.* ................................      21,353             259,439
  Microchip Technology, Inc. ...................      48,131           1,518,051
  National Instruments Corp. ...................      18,196             557,707
  Newport Corp.* ...............................       9,066             146,597
  Plantronics, Inc.* ...........................      11,025             464,153
  Plexus Corp.* ................................       9,986             134,811
  Polycom, Inc.* ...............................      23,059             516,752
  Powerwave Technologies, Inc.* ................      24,189             186,255
  Quantum Corp.* ...............................      41,748             129,419
  RF Micro Devices* ............................      43,134             323,505
  RSA Security, Inc.* ..........................      14,284             292,393
  Retek, Inc.* .................................      12,902              79,218
  Reynolds & Reynolds Co. ......................      15,151             350,443
  Sandisk Corp.* ...............................      37,349             810,100
  Semtech Corp.* ...............................      17,435             410,420
  Silicon Laboratories, Inc.* ..................      11,913             552,168
  Storage Technology Corp.* ....................      25,971             753,159
  Sybase, Inc.* ................................      22,415             403,470
  Synopsys, Inc.* ..............................      35,876           1,019,955
  Tech Data Corp.* .............................      13,409             524,694
  Titan Corp.* .................................      19,406             251,890
  Transaction Systems Architects ...............       8,601             185,180
  Triquint Semiconductor, Inc.* ................      31,479             171,875
  Utstarcom, Inc* ..............................      26,319             796,150
  Varian, Inc.* ................................       8,019             338,001
  Vishay Intertechnology, Inc.* ................      37,139             690,043
  Wind River Systems* ..........................      18,909             222,370
  Zebra Technologies Cl A* .....................      11,043             960,741
                                                                    ------------
                                                                      36,870,579
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

      MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-CAP EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                      Shares           Value
                                                      ------           -----
COMMON STOCKS (CONTINUED):
TELECOMMUNICATIONS (0.5%)
  Cincinnati Bell, Inc.* .......................      56,674        $    251,633
  Telephone & Data Systems, Inc. ...............      13,255             943,756
                                                                    ------------
                                                                       1,195,389
                                                                    ------------
UTILITIES (6.1%)
  AGL Resources, Inc. ..........................      15,012             436,099
  Alliant Energy Corp. .........................      25,738             671,247
  Aqua America, Inc. ...........................      21,486             430,794
  Aquila, Inc.* ................................      45,244             161,069
  Black Hills Corp. ............................       7,477             235,526
  DPL, Inc. ....................................      29,258             568,190
  Duquesne Light Holdings, Inc. ................      17,620             340,242
  Energy East Corporation ......................      33,881             821,614
  Equitable Resources, Inc. ....................      14,454             747,416
  Great Plains Energy, Inc. ....................      17,175             510,098
  Hawaiian Electric Inds .......................      18,590             485,199
  IdaCorp, Inc. ................................       8,869             239,463
  MDU Resources Group ..........................      27,009             649,026
  NSTAR ........................................      12,266             587,296
  National Fuel Gas Co. ........................      19,007             475,175
  Northeast Utilities ..........................      29,608             576,468
  OGE Energy Corp. .............................      20,266             516,175
  Oneok, Inc. ..................................      23,759             522,460
  PNM Resources, Inc. ..........................      13,971             290,178
  Pepco Holdings, Inc. .........................      39,839             728,257
  Puget Energy, Inc. ...........................      22,960             503,054
  Questar Corp. ................................      19,377             748,727
  SCANA Corp. ..................................      25,739             936,127
  Sierra Pacific Resources* ....................      27,121             209,103
  Vectren Corporation ..........................      17,547             440,254
  WGL Holdings, Inc. ...........................      11,251             323,129
  WPS Resources ................................       8,583             397,822
  Westar Energy, Inc. ..........................      19,779             393,800
  Wisconsin Energy Corp. .......................      27,347             891,786
                                                                    ------------
                                                                      14,835,794
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost:$205,207,723) 94.9 .....................                    $232,081,693
                                                                    ------------
----------
*  Non-income producing security.

                                                                      Face
                                              Rate      Maturity      Amount            Value
                                            --------    --------    ----------      ------------
Short-Term Debt Securities:
U.S. GOVERNMENT (0.7%)
   U.S. Treasury Bill (a) ............        0.93%     07/15/04    $1,100,000      $  1,099,604
   U.S. Treasury Bill (a) ............        1.28      09/23/04       600,000           598,242
                                                                                    ------------
                                                                                       1,697,846
                                                                                    ------------
COMMERCIAL PAPER (4.4%)
   Archer Daniels Midland ............        1.45      07/01/04     4,977,000         4,977,000
   Medtronic, Inc. ...................        1.07      07/01/04     5,000,000         5,000,000
   New York Times Co. ................        1.32      07/06/04       760,000           759,861
                                                                                    ------------
                                                                                      10,736,861
                                                                                    ------------
TOTAL SHORT-TERM DEBT SECURITIES
  (Cost: $12,434,672) 5.1% ...................................................        12,434,707
                                                                                    ------------
TOTAL INVESTMENTS
   (Cost: $217,642,395) 100.0% ...............................................      $244,516,400
                                                                                    ============

----------
(a) This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts.

      Standard and Poor's does not sponsor, endorse, sell or promote the Mid-Cap Equity Index Fund, "Standard & Poor's", "S&P", and S&P 500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the fund. Standard & Poor's has no obligation or liability for the sale or operation of the Mid-Cap Equity Index Fund and makes no representation as to the advisability of investing in the fund.

----------
FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2004:


                                                                Expiration    Underlying Face   Unrealized
                                                                   Date       Amount at Value   Gain/(Loss)
                                                               ------------   ---------------   ----------
PURCHASED
   41 S&P MidCap 400 Stock Index Futures Contracts .........  September 2004    $12,469,125      $264,175
                                                                                ===========      ========

Face value of futures purchased and outstanding as a percentage of total investments in securities: 5.1%

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)

                                                                                        Face
                                              Rating*       Rate        Maturity       Amount          Value
                                              -------      ------       --------    ----------    --------------
LONG-TERM DEBT SECURITIES:
   U.S. GOVERNMENT (4.0%)
   U.S. Treasury Strip ....................     AAA          0.00%       05/15/14    $10,000,000     $ 6,165,050
   U.S. Treasury Strip ....................     AAA          0.00        02/15/17     15,000,000       7,722,165
                                                                                                     -----------
                                                                                                      13,887,215
                                                                                                     -----------
U.S. GOVERNMENT AGENCIES (39.4%)
MORTGAGE-BACKED OBLIGATIONS (31.7%)
   FHLMC ..................................     AAA          8.00        07/15/06         42,142          42,123
   FHLMC ..................................     AAA          5.50        08/15/26      4,500,000       4,660,272
   FHLMC ..................................     AAA          4.00        10/15/26      9,000,000       8,753,868
   FNMA ...................................     AAA          8.00        03/01/31        433,551         471,401
   FNMA ...................................     AAA          7.00        09/01/31        461,018         487,523
   FNMA ...................................     AAA          7.00        11/01/31      1,284,494       1,358,345
   FNMA ...................................     AAA          6.00        04/01/32      1,576,606       1,612,390
   FNMA ...................................     AAA          8.00        04/01/32        758,340         820,187
   FNMA ...................................     AAA          6.50        04/01/32      1,605,206       1,672,605
   FNMA ...................................     AAA          7.50        04/01/32        748,740         801,465
   FNMA ...................................     AAA          8.00        04/01/32        178,549         193,945
   FNMA ...................................     AAA          6.00        04/01/32        998,101       1,020,755
   FNMA ...................................     AAA          6.00        05/01/32      4,308,171       4,405,953
   FNMA ...................................     AAA          6.50        05/01/32      5,716,238       5,956,252
   FNMA ...................................     AAA          6.50        05/01/32      1,489,641       1,552,188
   FNMA ...................................     AAA          7.50        06/01/32      1,835,555       1,964,811
   FNMA ...................................     AAA          7.00        06/01/32      1,672,137       1,764,792
   FNMA ...................................     AAA          6.00        04/01/33      5,230,642       5,349,362
   FNMA ...................................     AAA          5.00        06/01/33      3,776,096       3,659,623
   FNMA ...................................     AAA          5.50        07/01/33      6,589,969       6,577,474
   FNMA ...................................     AAA          5.50        09/01/33      3,233,501       3,227,370
   FNMA ...................................     AAA          5.50        10/01/33      4,027,219       4,019,584
   FNMA ...................................     AAA          5.00        11/01/33      4,868,970       4,718,787
   FNMA ...................................     AAA          5.50        03/01/34      1,494,375       1,491,542
   FNMA ...................................     AAA          5.00        03/01/34      1,958,010       1,897,615
   FNMA ...................................     AAA          4.50        05/01/34      1,694,411       1,587,092
   FNMA ...................................     AAA          4.50        06/01/34      2,847,392       2,667,046
   FNMA ...................................     AAA          5.00        10/25/15      5,000,000       5,005,810
   FNMA ...................................     AAA          6.50        09/01/16        459,028         485,216
   FNMA ...................................     AAA          6.00        03/01/17        969,317       1,011,027
   FNMA ...................................     AAA          6.50        03/01/17      2,024,906       2,139,906
   FNMA ...................................     AAA          5.50        04/01/17        584,521         599,536
   FNMA ...................................     AAA          6.50        05/01/17        512,421         541,523
   FNMA ...................................     AAA          5.50        05/01/17      1,262,351       1,294,777
   FNMA ...................................     AAA          5.50        05/01/17        505,459         518,442
   FNMA ...................................     AAA          5.00        04/01/18      1,057,929       1,061,694
   FNMA ...................................     AAA          4.50        05/01/18      4,056,500       3,974,794
   FNMA ...................................     AAA          5.00        09/01/18      3,169,410       3,180,690
   FNMA ...................................     AAA          4.50        12/01/18      1,914,055       1,875,502
   FNMA ...................................     AAA          4.50        02/01/19      1,465,736       1,434,894
   FNMA ...................................     AAA          4.00        05/01/19      3,266,498       3,116,503
   FNMA ...................................     AAA          4.00        11/25/26      4,750,000       4,609,818

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                                                        Face
                                              Rating*       Rate        Maturity       Amount          Value
                                              -------      ------       --------    ----------    --------------
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
   GNMA (1) ...............................     AAA          6.50%       04/15/31    $   257,125    $    269,038
   GNMA (1) ...............................     AAA          7.00        09/15/31        338,770         360,099
   GNMA (1) ...............................     AAA          7.00        09/15/31        347,414         369,287
   GNMA (1) ...............................     AAA          6.50        12/15/31      1,004,446       1,050,982
   GNMA (1) ...............................     AAA          6.50        05/15/32        504,145         527,389
   GNMA (1) ...............................     AAA          7.00        05/15/32        327,124         347,611
   GNMA (1) ...............................     AAA          6.27        10/16/27      3,000,000       3,182,963
                                                                                                    ------------
                                                                                                     109,691,871
                                                                                                    ------------
NON-MORTGAGE-BACKED OBLIGATION (7.7%)
   FFCB ...................................     AAA          2.88        06/29/06      2,500,000       2,492,468
   FFCB ...................................     AAA          4.15        05/15/13     10,000,000       9,393,110
   FHLB ...................................     AAA          2.88        09/15/06        300,000         298,687
   FHLMC ..................................     AAA          4.50        01/15/13      2,500,000       2,407,830
   FHLMC ..................................     AAA          5.20        03/05/19     10,000,000       9,395,690
   FNMA ...................................     AAA          5.50        03/01/34      2,794,437       2,789,138
                                                                                                    ------------
                                                                                                      26,776,923
                                                                                                    ------------
BASIC MATERIALS (5.2%)
   International Paper Co. ................     BBB          4.25        01/15/09      2,000,000       1,966,060
   Intl. Flavors & Fragrances .............     BBB+         6.45        05/15/06      2,500,000       2,641,340
   Lyondell Chemical Co. ..................       B+        10.25        11/01/10      5,000,000       5,075,000
   PolyOne Corp. ..........................       B+         7.50        12/15/15      3,750,000       3,018,750
   Praxair, Inc. ..........................       A-         6.90        11/01/06      5,000,000       5,408,455
                                                                                                    ------------
                                                                                                      18,109,605
                                                                                                    ------------
CONSUMER, CYCLICAL (9.1%)
   Centex Corp. ...........................     BBB-         8.75        03/01/07      2,000,000       2,237,218
   Centex Corp. ...........................     BBB-         7.38        06/01/05      5,000,000       5,161,710
   Coors Brewing Co. ......................     BBB+         6.38        05/15/12      2,000,000       2,142,420
   Cox Communications, Inc. Cl A ..........     BBB          3.88        10/01/08      2,000,000       1,949,910
   Daimlerchrysler ........................     BBB          4.05        06/04/08      1,000,000         980,525
   Fruit of the Loom, Inc. (2) ............      NR          7.00        03/15/11      1,352,599         126,622
   Fruit of the Loom, Inc. (2) ............      NR          7.38        11/15/23        366,386              37
   Harman Intl. Industries, Inc. ..........     BBB-         7.13        02/15/07      1,868,000       2,014,188
   Johnson Controls, Inc. .................       A          4.88        09/15/13      2,000,000       1,967,160
   Kellwood, Co. ..........................     BBB-         7.88        07/15/09      8,000,000       8,784,128
   Newell Rubbermaid ......................     BBB+         4.63        12/15/09      2,500,000       2,478,148
   Stanley Works ..........................       A          3.50        11/01/07        250,000         249,229
   Target Corp. ...........................       A+         5.38        06/15/09      3,250,000       3,387,625
                                                                                                    ------------
                                                                                                      31,478,920
                                                                                                    ------------
CONSUMER, NON-CYCLICAL (4.3%)
   Anheuser-Busch Cos., Inc. ..............       A+         4.38        01/15/13      1,750,000       1,660,820
   Campbell Soup Co. ......................       A          4.88        10/01/13      2,000,000       1,942,654
   Coca-Cola Enterprises, Inc. ............       A          2.50        09/15/06      2,000,000       1,970,458
   General Mills, Inc. ....................     BBB+         2.63        10/24/06      2,000,000       1,956,872
   Kellogg Co. ............................     BBB          2.88        06/01/08      2,000,000       1,914,466
   Safeway, Inc. ..........................     BBB          2.50        11/01/05      1,000,000         993,857
   Safeway, Inc. ..........................     BBB          4.13        11/01/08      1,000,000         978,841
   Wal-Mart Stores, Inc. ..................     AA           6.88        08/10/09      3,000,000       3,345,192
                                                                                                    ------------
                                                                                                      14,763,160
                                                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                                                        Face
                                              Rating*       Rate        Maturity       Amount          Value
                                              -------      ------       --------    ----------    --------------
LONG-TERM DEBT SECURITIES (CONTINUED):
ENERGY (0.6%)
   Anadarko Petroleum Corp. ...............     BBB+         3.25%       05/01/08    $ 2,000,000  $    1,951,096
                                                                                                  --------------
FINANCIAL (25.4%)
   American Honda Finance .................       A+         3.85        11/06/08      2,000,000       1,964,528
   Bank of America Corp. ..................       A+         4.75        10/15/06      2,000,000       2,064,410
   Bear Stearns Cos., Inc. ................       A          3.00        03/30/06      2,000,000       1,998,076
   Berkley (W.R.) Corp. ...................     BBB+         8.70        01/01/22      5,000,000       5,877,525
   CIT Group Hldgs, Inc. ..................       A          2.88        09/29/06      2,000,000       1,973,800
   Deere Capital Corp. ....................       A-         3.90        01/15/08      2,500,000       2,498,790
   Executive Risk, Inc. ...................       A          7.13        12/15/07      5,000,000       5,564,360
   First Horizon Mtge. ....................     AAA          5.00        06/25/33      6,086,548       6,173,372
   Fairfax Financial Holdings, Ltd. .......      BB          8.25        10/01/15      2,500,000       2,350,000
   First Tennessee Natl. Corp. ............     BBB+         4.50        05/15/13      5,000,000       4,664,450
   Ford Motor Credit Co. ..................     BBB-         7.38        10/28/09      3,000,000       3,201,678
   GE Capital Corp. .......................     AAA          2.75        09/25/06      4,000,000       3,959,976
   General Motors Acceptance Corp. ........     BBB          0.00        12/01/12     10,000,000       5,702,700
   HJ Heinz Finance Co. ...................       A          6.00        03/15/12      3,000,000       3,180,708
   JP Morgan Chase Bank ...................       A+         5.63        08/15/06      2,000,000       2,095,660
   Lehman Brothers Holdings, Inc. .........       A          4.00        01/22/08      2,000,000       1,995,980
   Markel Corporation .....................     BBB-         7.00        05/15/08      1,000,000       1,061,786
   Markel Corporation .....................     BBB-         6.80        02/15/13      1,000,000       1,038,326
   Morgan Stanley .........................       A+         3.88        01/15/09      1,750,000       1,706,495
   Nationwide Health Properties ...........     BBB-         7.90        11/20/06      5,000,000       5,390,975
   Natl. Rural Utils. Coop. Fin. Corp. ....       A+         3.88        02/15/08      1,500,000       1,495,754
   Northern Trust Co. .....................      AA-         2.88        12/15/06      2,500,000       2,475,860
   Rank Group Financial ...................     BBB-         6.75        11/30/04      5,000,000       5,084,025
   Roslyn Bancorp, Inc. ...................     BBB-         7.50        12/01/08      1,000,000       1,108,873
   SLM Corp. ..............................       A          4.00        01/15/09      2,250,000       2,209,946
   Simon Property Group, Inc. .............     BBB          7.88        03/15/16      5,000,000       5,707,180
   Textron Finance Corp. ..................       A-         2.69        10/03/06      2,000,000       1,969,100
   US Bank NA .............................      AA-         2.85        11/15/06      1,000,000         998,467
   Union Planters Bank ....................     BBB+         5.13        06/15/07      2,000,000       2,096,954
                                                                                                    ------------
                                                                                                      87,609,754
                                                                                                    ------------
HEALTHCARE (3.8%)
   Abbott Laboratories ....................      AA          3.75        03/15/11      6,500,000       6,165,790
   Bausch & Lomb, Inc. ....................     BBB-         6.75        12/15/04      2,000,000       2,031,788
   Bristol-Myers Squibb Co. ...............      AA-         5.75        10/01/11      3,000,000       3,125,964
   Wyeth ..................................       A          5.50        03/15/13      1,750,000       1,688,941
                                                                                                    ------------
                                                                                                      13,012,483
                                                                                                    ------------
INDUSTRIAL (1.9%)
   Seariver Maritime ......................     AAA          0.00        09/01/12     10,000,000       6,605,570
                                                                                                    ------------
TECHNOLOGY (1.2%)
   Hewlett-Packard Co. ....................       A-         5.75        12/15/06      2,000,000       2,108,140
   Intl. Business Machines Corp. ..........       A+         4.88        10/01/06      2,000,000       2,074,652
                                                                                                    ------------
                                                                                                       4,182,792
                                                                                                    ------------
TELECOMMUNICATIONS (0.6%)
   Verizon Global .........................       A+         4.00        01/15/08      2,000,000       2,002,654
                                                                                                    ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $331,611,985) 95.5% ..................................................................    $330,072,043
                                                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

              MUTUAL OF AMERICA INVESTMENT CORPORATION (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                                          Face
                                              Rate        Maturity       Amount          Value
                                             ------       --------    ----------    --------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (4.5%)
   Federal Home Loan Mtge. Corp. ..........    1.20%       07/01/04    $15,510,000     $ 15,510,000
                                                                                       ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $15,510,000) 4.5% ......................................................       15,510,000
                                                                                       ------------
TEMPORARY CASH INVESTMENTS**
   (Cost: $10,000) 0.0% (3) ......................................................           10,000
                                                                                       ------------
TOTAL INVESTMENTS
   (Cost: $347,131,985) 100.0% ...................................................     $345,592,043
                                                                                       ============

----------
Abbreviations:  FFCB = Federal Farm Credit Bank
                FHLMC = Federal Home Loan Mortgage Corporation FNMA = Federal National Mortgage Association GNMA = Government National Mortgage Association NR = Issue not rated by either S&P or Moody's

(1) U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

(3) Less than 0.05%.

The total value of investments not rated and or below-investment grade as a percentage of the Fund's total investments as of June 30, 2004 is 3.1%

 *  Ratings as per Standard & Poors Corporation.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2004 was 0.63%.

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)

                                                                                  Face
                                           Rating*     Rate     Maturity          Amount         Value
                                           -------    ------    --------       -----------    -----------
LONG-TERM DEBT SECURITES:
U.S. GOVERNMENT (3.4%)
   U.S. Treasury Note .................      AAA      1.63%     04/30/05       $ 1,000,000    $   997,188
                                                                               -----------    -----------
U.S. GOVERNMENT AGENCIES (71.2%)
MORTGAGE-BACKED OBLIGATIONS (41.2%)
   FHLMC ..............................      AA       7.50      02/15/07            30,343         30,330
   FHLMC ..............................      AA       7.00      03/15/07            33,263         33,248
   FHLMC ..............................      AA       7.50      09/01/07             7,469          7,809
   FHLMC ..............................      AA       7.25      11/01/07             1,513          1,548
   FHLMC ..............................      AA       7.75      05/01/08           104,311        110,620
   FHLMC ..............................      AA       6.00      10/01/08           160,769        168,365
   FHLMC ..............................      AA       5.50      04/01/09           127,011        130,415
   FHLMC ..............................      AA       8.25      10/01/09            39,893         40,871
   FHLMC ..............................      AA       7.50      07/01/10            13,760         14,721
   FHLMC ..............................      AA       7.00      02/01/14            92,842         98,938
   FHLMC ..............................      AA       6.50      04/01/14           381,182        401,879
   FHLMC ..............................      AA       8.00      05/01/14            29,192         29,413
   FHLMC ..............................      AA       8.50      09/01/17            20,150         21,342
   FHLMC ..............................      AA       8.00      09/01/18            82,626         87,932
   FHLMC ..............................      AA       6.00      02/01/19           103,985        107,631
   FHLMC ..............................      AA       7.50      03/15/21            63,708         63,669
   FHLMC ..............................      AA       4.50      03/15/22         2,000,000      2,023,396
   FHLMC ..............................      AA       4.50      08/15/22         1,000,000      1,015,591
   FHLMC ..............................      AA       4.00      11/15/26           959,105        953,395
   FNMA ...............................      AA       8.25      10/01/05             1,267          1,293
   FNMA ...............................      AA       8.50      06/01/06            65,680         68,630
   FNMA ...............................      AA       7.50      07/01/06            30,928         31,685
   FNMA ...............................      AA       7.50      09/01/06            20,331         20,497
   FNMA ...............................      AA       7.50      05/01/07            10,505         10,866
   FNMA ...............................      AA       7.75      03/01/08            38,594         40,253
   FNMA ...............................      AA       8.00      04/01/08            30,698         32,891
   FNMA ...............................      AA       6.00      09/01/08            82,696         86,552
   FNMA ...............................      AA       7.50      09/01/08            42,699         44,565
   FNMA ...............................      AA       5.50      11/01/08            89,788         92,705
   FNMA ...............................      AA       5.50      12/01/08            20,962         21,643
   FNMA ...............................      AA       7.50      01/01/09            14,633         14,954
   FNMA ...............................      AA       5.50      02/01/09            53,302         55,034
   FNMA ...............................      AA       5.50      06/01/09           149,978        154,649
   FNMA ...............................      AA       6.00      07/01/09            93,166         97,511
   FNMA ...............................      AA       6.50      11/01/09            39,712         42,042
   FNMA ...............................      AA       8.50      12/01/09            39,495         42,524
   FNMA ...............................      AA       8.25      01/01/10            62,333         65,051
   FNMA ...............................      AA       6.00      11/01/10            95,864        100,346
   FNMA ...............................      AA       6.00      01/01/11            53,727         56,233
   FNMA ...............................      AA       6.00      09/01/12           133,511        139,594
   FNMA ...............................      AA       6.50      08/01/13            80,811         84,411
   FNMA ...............................      AA       6.00      07/01/16            31,888         33,544
   FNMA ...............................      AA       8.75      09/01/16            69,378         72,711
   FNMA ...............................      AA       8.00      06/01/17            15,950         16,576

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                                                  Face
                                           Rating*     Rate     Maturity          Amount         Value
                                           -------    ------    --------       -----------    -----------
LONG-TERM DEBT SECURITES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
   FNMA ...............................      AAA      4.50%     10/25/17       $ 1,000,000    $ 1,010,477
   FNMA ...............................      AA       6.00      12/25/18           389,086        397,850
   FNMA ...............................      AA       4.75      12/25/20         1,250,000      1,272,549
   FNMA ...............................      AA       5.00      09/25/22            72,412         72,620
   FNMA ...............................      AA       3.50      10/25/22         2,000,000      2,002,738
   FNMA ...............................      AA       6.50      01/25/23            23,725         24,512
   FNMA ...............................      AA       6.50      01/25/23           114,976        118,833
   FNMA ...............................      AA       6.50      12/25/23           200,000        197,988
   FNMA ...............................      AA       4.00      11/25/26           100,000         96,060
   GNMA (1) ...........................      AA       7.50      07/15/07            54,128         56,718
   GNMA (1) ...........................      AA       7.00      08/15/07            76,849         80,053
   GNMA (1) ...........................      AA       7.50      05/20/08            45,973         48,785
   GNMA (1) ...........................      AA       6.00      11/15/08            85,140         89,419
   GNMA (1) ...........................      AA       6.00      06/15/09            49,332         51,800
   GNMA (1) ...........................      AA       9.00      03/15/10            14,784         16,141
                                                                                              -----------
                                                                                               12,304,416
                                                                                              -----------
NON-MORTGAGE-BACKED OBLIGATION (30.0%)
   FFCB ...............................      AA       2.88      06/29/06         1,000,000        996,987
   FHLB ...............................      AA       2.50      03/15/06           500,000        497,670
   FHLB ...............................      AA       2.88      09/15/06         2,800,000      2,787,744
   FHLMC ..............................      AA       2.75      08/15/06         1,000,000        993,103
   FNMA ...............................      AA       2.25      05/15/06         2,000,000      1,974,984
   FNMA ...............................      AA       2.63      11/15/06         1,000,000        984,963
   FNMA ...............................      AA       2.38      02/15/07           750,000        730,046
                                                                                              -----------
                                                                                                8,965,497
                                                                                              -----------
CONSUMER, CYCLICAL (0.8%)
   Caterpillar Fin. Svc ...............      A        2.63      01/30/07           250,000        244,417
                                                                                              -----------
CONSUMER, NON-CYCLICAL (1.5%)
   CVS Corp. ..........................      A-       5.63      03/15/06           150,000        156,375
   Coca-Cola Enterprises, Inc. ........      A        2.50      09/15/06           100,000         98,523
   General Mills, Inc. ................      BB       2.63      10/24/06           100,000         97,844
   Safeway, Inc. ......................      BB       2.50      11/01/05           100,000         99,386
                                                                                              -----------
                                                                                                  452,128
                                                                                              -----------
ENERGY (0.4%)
   Devon Energy Corporation ...........      BB       2.75      08/01/06           100,000         98,538
                                                                                              -----------
FINANCIAL (7.2%)
   American Express Co. ...............      A+       5.50      09/12/06           200,000        209,381
   Bank of America Corp. ..............      A+       4.75      10/15/06           100,000        103,221
   Bank of Oklahoma ...................      BB       7.13      08/15/07           250,000        278,773
   Bear Stearns Cos., Inc. ............      A        3.00      03/30/06           100,000         99,904
   CIT Group Hldgs., Inc. .............      A        2.88      09/29/06           100,000         98,690
   GE Capital Corp. ...................      AA       2.75      09/25/06           250,000        247,499
   JP Morgan Chase Bank ...............      A+       5.63      08/15/06           100,000        104,783
   Natl. Rural Utils. Coop. Fin. Corp.       A+       3.00      02/15/06           185,000        185,234
   Northern Trust Co. .................      AA       2.88      12/15/06           200,000        198,069

   The accompanying notes are an integral part of these financial statements.

         MUTUAL OF AMERICA INVESTMENT CORPORATION (SHORT-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                                                  Face
                                           Rating*     Rate     Maturity          Amount         Value
                                           -------    ------    --------       -----------    -----------
LONG-TERM DEBT SECURITES (CONTINUED):
FINANCIAL (CONTINUED)
   Residential Funding Mtge. Sec ......      AAA      5.00%     02/25/33       $   373,310    $   375,505
   Textron Finance Corp. ..............      A-       2.69      10/03/06           100,000         98,455
   US Bank NA .........................      AA       2.85      11/15/06           150,000        149,770
                                                                                              -----------
                                                                                                2,149,284
                                                                                              -----------
HEALTHCARE (0.7%)
   Bristol-Myers Squibb Co. ...........      AA       4.75      10/01/06           200,000        206,055
                                                                                              -----------
INDUSTRIAL (1.0%)
   Conoco Funding Co. .................      A-       5.45      10/15/06           200,000        209,347
   General Dynamics Corp. .............      A        2.13      05/15/06           100,000         98,364
                                                                                              -----------
                                                                                                  307,711
                                                                                              -----------
TECHNOLOGY (0.7%)
   Hewlett-Packard Co. ................      A-       5.75      12/15/06           100,000        105,407
   Intl. Business Machines Corp. ......      A+       4.88      10/01/06           100,000        103,733
                                                                                              -----------
                                                                                                  209,140
                                                                                              -----------
UTILITIES (0.7%)
   DTE Energy Co. .....................      BB       6.45      06/01/06           200,000        210,346
                                                                                              -----------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $26,371,010) 87.6% .............................................................     26,144,720
                                                                                              -----------

SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (12.4%)
   Federal Home Loan Bank ........................    1.20      07/01/04         3,710,000      3,710,000
                                                                                              -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $3,710,000) 12.4% ..............................................................      3,710,000
                                                                                              -----------
TOTAL INVESTMENTS
   (Cost: $30,081,010) 100.0% ............................................................    $29,854,720
                                                                                              ===========

----------
Abbreviations:  FFCB = Federal Farm Credit Bank
                FHLB= Federal Home Loan Bank
                FHLMC= Federal Home Loan Mortgage Corporation
                FNMA= Federal National Mortgage Association
                GNMA = Government National Mortgage Association

(1) U.S. Government guaranteed security.

*   Ratings as per Standard & Poor's Corporation.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)

                                                                                  Face
                                           Rating*     Rate     Maturity          Amount         Value
                                           -------    ------    --------       -----------    -----------
Long-Term Debt Securities:
U.S. GOVERNMENT AGENCIES (63.5%)
MORTGAGE-BACKED OBLIGATIONS (4.6%)
   FHLMC ..............................      AAA      8.00%     07/15/06       $    21,071    $     21,062
   FHLMC ..............................      AAA      7.00      02/01/14            92,842          98,938
   FHLMC ..............................      AAA      5.00      06/15/17         3,000,000       3,002,163
   FNMA ...............................      AAA      7.00      04/25/07            77,400          80,234
                                                                                               -----------
                                                                                                 3,202,397
                                                                                               -----------
NON-MORTGAGE-BACKED OBLIGATIONS (58.9%)
   FHLB ...............................      AAA      2.75      03/14/08         4,750,000       4,584,244
   FHLMC ..............................      AAA      6.63      09/15/09         5,000,000       5,525,175
   FHLMC ..............................      AAA      5.63      03/15/11         4,000,000       4,213,476
   FNMA ...............................      AAA      6.63      09/15/09         5,500,000       6,084,221
   FNMA ...............................      AAA      4.25      07/15/07        14,000,000      14,258,230
   FNMA ...............................      AAA      3.25      01/15/08         5,000,000       4,913,820
   FNMA ...............................      AAA      3.25      02/15/09         1,000,000         963,453
                                                                                               -----------
                                                                                                40,542,619
                                                                                               -----------
BASIC MATERIALS (1.5%)
   Cytec Industries, Inc. .............      BBB      6.85      05/11/05           500,000         514,145
   International Paper Co. ............      BBB      4.25      01/15/09           250,000         245,758
   Intl. Flavors & Fragrances .........      BBB+     6.45      05/15/06           250,000         264,134
                                                                                               -----------
                                                                                                 1,024,037
                                                                                               -----------
CONSUMER, CYCLICAL (4.7%)
   Caterpillar Finance Svc. ...........        A      2.63      01/30/07           500,000         488,834
   Cox Communications, Inc. Cl A ......      BBB      3.88      10/01/08           500,000         487,478
   Daimlerchrysler ....................      BBB      4.05      06/04/08           250,000         245,131
   Harman Intl. Industries, Inc. ......      BBB-     7.13      02/15/07           186,000         200,556
   Newell Rubbermaid ..................      BBB+     4.63      12/15/09           500,000         495,630
   Stanley Works ......................        A      3.50      11/01/07           250,000         249,229
   Target Corp. .......................        A+     5.38      06/15/09         1,000,000       1,042,346
                                                                                               -----------
                                                                                                 3,209,204
                                                                                               -----------
CONSUMER, NON-CYCLICAL (4.0%)
   Campbell Soup Co. ..................        A      5.50      03/15/07           500,000         524,086
   Coca-Cola Enterprises, Inc. ........        A      2.50      09/15/06           500,000         492,615
   General Mills, Inc. ................      BBB+     2.63      10/24/06           500,000         489,218
   Kellogg Co. ........................      BBB      2.88      06/01/08           500,000         478,617
   Safeway, Inc. ......................      BBB      4.13      11/01/08           500,000         489,421
   Wal-Mart Stores, Inc. ..............       AA      6.88      08/10/09           250,000         278,766
                                                                                               -----------
                                                                                                 2,752,723
                                                                                               -----------
ENERGY (0.7%)
   Anadarko Petroleum Corp. ...........      BBB+     3.25      05/01/08           500,000         487,774
                                                                                               -----------
FINANCIAL (19.2%)
   American Honda Finance .............        A+     3.85      11/06/08           500,000         491,132
   American Express Credit Corp. ......        A+     3.00      05/16/08           250,000         240,665
   Bank of America Corp. ..............        A+     4.75      10/15/06           500,000         516,103
   Bank of Oklahoma ...................      BBB      7.13      08/15/07           350,000         390,282
   Bear Stearns Cos., Inc. ............        A      6.63      10/01/04           500,000         505,955
   Berkshire Hathaway Financial .......      AAA      4.20      12/15/10           500,000         488,853

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                                                  Face
                                           Rating*     Rate     Maturity          Amount         Value
                                           -------    ------    --------       -----------    -----------
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIAL (CONTINUED)
   Deere Capital Corp. ................        A-     3.90%     01/15/08        $  500,000    $    499,758
   FleetBoston Financial Group ........        A+     3.85      02/15/08           250,000         249,023
   Ford Motor Credit Co. ..............      BBB-     7.38      10/28/09           750,000         800,420
   GE Capital Corp. ...................      AAA      2.75      09/25/06           750,000         742,496
   General Motors Acceptance Corp. ....      BBB      6.75      01/15/06           500,000         523,926
   HJ Heinz Finance Co. ...............        A      6.00      03/15/12           250,000         265,059
   Heller Financial, Inc. .............      AAA      6.38      03/15/06           500,000         528,827
   Household Finance Corp. ............        A      6.50      01/24/06           500,000         527,028
   JP Morgan Chase Bank ...............        A+     5.63      08/15/06           500,000         523,915
   Lehman Brothers Holdings, Inc. .....        A      4.00      01/22/08           500,000         498,995
   Markel Corporation .................      BBB-     7.00      05/15/08           150,000         159,268
   Nationwide Health Properties .......      BBB-     7.60      11/20/28           350,000         371,494
   Nationwide Health Properties .......      BBB-     7.90      11/20/06           250,000         269,549
   Natl Rural Utils. Coop. Fin. Corp. .        A+     3.88      02/15/08           250,000         249,291
   Rank Group Financial ...............      BBB-     6.75      11/30/04           500,000         508,402
   Roslyn Bancorp, Inc. ...............      BBB-     7.50      12/01/08           500,000         554,436
   SLM Corp. ..........................        A      4.00      01/15/09           500,000         491,098
   Sprint Capital Corp. ...............      BBB-     7.13      01/30/06           500,000         529,124
   Textron Finance Corp. ..............        A-     2.69      10/03/06           500,000         492,274
   The CIT Group, Inc. ................        A      6.50      02/07/06           500,000         526,767
   U S Bancorp ........................        A+     3.95      08/23/07           500,000         503,351
   Union Planters Corp. ...............      BBB-     6.75      11/01/05           500,000         526,071
   Wells Fargo & Company ..............       AA-     3.50      04/04/08           250,000         246,365
                                                                                               -----------
                                                                                                13,219,927
                                                                                               -----------
HEALTHCARE (1.1%)
   Abbott Laboratories ................       AA      3.75      03/15/11           500,000         474,292
   Bristol-Myers Squibb Co. ...........       AA-     5.75      10/01/11           250,000         260,497
                                                                                               -----------
                                                                                                   734,789
                                                                                               -----------
TECHNOLOGY (1.5%)
   Hewlett-Packard Co. ................        A-     5.75      12/15/06           500,000         527,035
   Intl. Business Machines Corp. ......        A+     4.88      10/01/06           500,000         518,663
                                                                                               -----------
                                                                                                 1,045,698
                                                                                               -----------
TELECOMMNICATIONS (0.7%)
   Verizon Global .....................        A+     4.00      01/15/08           500,000         500,664
                                                                                               -----------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $67,763,576) 96.9% .............................................................     $66,719,832
                                                                                               -----------

----------
* Ratings as per Standard & Poor's Corporation.

   The accompanying notes are an integral part of these financial statements.

          MUTUAL OF AMERICA INVESTMENT CORPORATION (MID-TERM BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                                       Face
                                            Rate     Maturity          Amount         Value
                                           ------    --------       -----------    -----------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (3.1%)
 Federal Home Loan Bank ................   1.20%     07/01/04       $2,150,000     $ 2,150,000
                                                                                   -----------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $2,150,000) 3.1% ....................................................      2,150,000
                                                                                   -----------
TEMPORARY CASH INVESTMENTS**
   (Cost: $11,000) 0.0% (1) ...................................................         11,000
                                                                                   -----------
TOTAL INVESTMENTS
   (Cost: $69,924,576) 100.0% .................................................    $68,880,832
                                                                                   ===========

----------
Abbreviations:  FHLB = Federal Home Loan Bank
                FHLMC= Federal Home Loan Mortgage Corporation
                FNMA= Federal National Mortgage Association

(1) Less than 0.05%.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds ( and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2004 was 0.63%.

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)

                                                      Shares            Value
                                                      ------            -----
COMMON STOCKS:
BASIC MATERIALS (2.1%)
  Du Pont (E.I.) de Nemours & Co. ..............      74,000        $  3,287,080
  International Paper Co. ......................      33,500           1,497,450
  Praxair, Inc. ................................      10,500             419,055
                                                                    ------------
                                                                       5,203,585
                                                                    ------------
CONSUMER, CYCLICAL (11.2%)
  Circuit City Group, Inc. .....................     386,680           5,007,506
  Disney (Walt) Co. ............................      97,500           2,485,275
  Genuine Parts Co. ............................      90,000           3,571,200
  McGraw-Hill Cos., Inc. .......................      40,000           3,062,800
  Meredith Corp. ...............................      90,000           4,946,400
  Staples, Inc. ................................     152,000           4,455,120
  Target Corp. .................................     105,000           4,459,350
                                                                    ------------
                                                                      27,987,651
                                                                    ------------
CONSUMER, NON-CYCLICAL (8.4%)
  Alberto-Culver Co. Cl A ......................      61,000           3,058,540
  Anheuser-Busch Cos., Inc. ....................      42,000           2,268,000
  Clorox Co. ...................................      30,000           1,613,400
  Coca-Cola Co. ................................      42,000           2,120,160
  Gillette Co. .................................      75,800           3,213,920
  PepsiCo, Inc. ................................      28,400           1,530,192
  Proctor & Gamble Co. .........................      58,200           3,168,408
  Wal-Mart Stores, Inc. ........................      76,590           4,040,888
                                                                    ------------
                                                                      21,013,508
                                                                    ------------
ENERGY (0.7%)
  Anadarko Petroleum Corp. .....................      26,000           1,523,600
  Exxon Mobil Corp. ............................       6,940             308,205
                                                                    ------------
                                                                       1,831,805
                                                                    ------------
FINANCIAL (9.0%)
  American Express Co. ...........................    49,750           2,556,155
  American Int'l. Group, Inc. ..................      24,000           1,710,720
  Bank of America Corp. ........................      63,330           5,358,985
  Cincinnati Financial Corp. ...................      40,057           1,743,281
  Citigroup, Inc. ..............................      53,233           2,475,335
  Comerica, Inc. ...............................      58,400           3,204,992
  Huntington Bancshares, Inc. ..................      53,330           1,221,257
  J.P. Morgan Chase & Co. ......................      69,100           2,679,007
  National City Corp. ..........................      31,400           1,099,314
  Principal Financial Group, Inc. ..............      17,250             599,955
                                                                    ------------
                                                                      22,649,001
                                                                    ------------
HEALTHCARE (5.9%)
  Becton Dickinson & Co. .......................      50,000           2,590,000
  Bristol-Myers Squibb Co. .....................      37,110             909,195
  Johnson & Johnson ............................      65,770           3,663,389
  Merck & Co., Inc. ............................      60,500           2,873,750
  Pfizer, Inc. .................................     138,580           4,750,522
                                                                    ------------
                                                                      14,786,856
                                                                    ------------
INDUSTRIAL (11.6%)
  Boeing Co. ...................................      33,000           1,685,970
  General Electric Co. .........................     202,020           6,545,448
  Grainger (W.W.), Inc. ........................      93,000           5,347,500
  Northrop Grumman Corp. .......................      48,000           2,577,600
  Thomas & Betts Corp. .........................     118,530           3,227,572
  Tyco International, Ltd. .....................     149,330           4,948,796
  United Parcel Service Cl B ...................      64,180           4,824,411
                                                                    ------------
                                                                      29,157,297
                                                                    ------------
TECHNOLOGY (9.6%)
  Affiliated Computer Svcs.* ...................      46,000           2,435,240
  Cisco Systems, Inc.* .........................      49,400           1,170,780
  Dell, Inc.* ..................................      56,640           2,028,845
  First Data Corp. .............................     118,000           5,253,360
  Hewlett-Packard Co. ..........................      53,870           1,136,657
  Intl. Business Machines Corp. ................      27,770           2,447,926
  Microsoft Corp. ..............................     137,200           3,918,430
  Sabre Group Holdings, Inc. ...................     199,500           5,528,145
                                                                    ------------
                                                                      23,919,383
                                                                    ------------
TELECOMMUNICATIONS (1.0%)
  Citizens Communications Co.* .................      62,000             750,200
  SBC Communications, Inc. .....................      73,870           1,791,348
                                                                    ------------
                                                                       2,541,548
                                                                    ------------
UTILITIES (0.5%)
  CINergy Corp. ................................      35,500           1,349,000
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $142,059,337) 60.0% ...................                    $150,439,634
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)


                                                                                            Face
                                             Rating*        Rate           Maturity         Amount             Value
                                             -------       ------          ---------     ------------      ------------
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.8%)
   U.S. Treasury Note ..................      AAA           3.88%          02/15/13      $  2,000,000      $  1,911,954
                                                                                                           ------------
U.S. GOVERNMENT AGENCIES (18.7%)
MORTGAGE-BACKED OBLIGATIONS (14.1%)
   FHLMC ...............................      AAA           5.50           10/15/30           409,825           420,684
   FHLMC ...............................      AAA           8.00           07/15/06            21,071            21,062
   FHLMC ...............................      AAA           5.00           06/15/17         4,000,000         4,002,884
   FHLMC ...............................      AAA           4.00           10/15/26         1,800,000         1,750,774
   FNMA ................................      AAA           8.00           03/01/31           114,092           124,053
   FNMA ................................      AAA           7.50           06/01/31           121,337           130,076
   FNMA ................................      AAA           7.00           09/01/31           127,807           135,155
   FNMA ................................      AAA           7.00           11/01/31           321,124           339,586
   FNMA ................................      AAA           7.50           02/01/32           107,061           114,743
   FNMA ................................      AAA           6.00           03/01/32           197,749           202,509
   FNMA ................................      AAA           6.00           04/01/32           402,195           411,324
   FNMA ................................      AAA           7.00           04/01/32           150,912           159,274
   FNMA ................................      AAA           8.00           04/01/32            58,334            63,091
   FNMA ................................      AAA           6.50           04/01/32           441,432           459,967
   FNMA ................................      AAA           7.50           04/01/32           187,167           200,346
   FNMA ................................      AAA           8.00           04/01/32            76,548            83,148
   FNMA ................................      AAA           6.00           04/01/32           274,287           280,513
   FNMA ................................      AAA           6.00           05/01/32           321,505           328,802
   FNMA ................................      AAA           6.50           05/01/32           420,312           437,960
   FNMA ................................      AAA           6.50           05/01/32           379,908           395,860
   FNMA ................................      AAA           7.50           06/01/32           129,264           138,367
   FNMA ................................      AAA           7.00           06/01/32           120,587           127,269
   FNMA ................................      AAA           6.50           07/01/32           311,354           324,427
   FNMA ................................      AAA           6.00           04/01/33           915,798           936,583
   FNMA ................................      AAA           6.00           05/01/33           427,038           436,471
   FNMA ................................      AAA           5.00           06/01/33         1,599,288         1,549,958
   FNMA ................................      AAA           5.50           07/01/33         1,155,560         1,153,369
   FNMA ................................      AAA           5.50           09/01/33           923,857           922,106
   FNMA ................................      AAA           5.50           10/01/33         1,404,844         1,402,180
   FNMA ................................      AAA           5.00           11/01/33         1,918,079         1,858,916
   FNMA ................................      AAA           5.50           03/01/34           348,688           348,026
   FNMA ................................      AAA           5.00           03/01/34           440,552           426,963
   FNMA ................................      AAA           5.50           05/01/34         2,496,662         2,487,953
   FNMA ................................      AAA           4.50           06/01/34           699,359           655,064
   FNMA ................................      AAA           6.00           06/01/34           599,403           612,672
   FNMA ................................      AAA           5.00           10/25/15         1,000,000         1,001,162
   FNMA ................................      AAA           6.50           09/01/16           129,469           136,856
   FNMA ................................      AAA           6.00           03/01/17            76,148            79,425
   FNMA ................................      AAA           6.50           03/01/17           151,868           160,493
   FNMA ................................      AAA           5.50           04/01/17           159,415           163,510
   FNMA ................................      AAA           6.50           05/01/17           123,688           130,712
   FNMA ................................      AAA           5.50           05/01/17            94,205            96,625
   FNMA ................................      AAA           5.50           05/01/17           126,365           129,611
   FNMA ................................      AAA           5.50           06/01/17            62,394            63,996

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)


                                                                                            Face
                                             Rating*        Rate           Maturity         Amount             Value
                                             -------       ------          ---------     ------------      ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
   FNMA ................................      AAA           6.50%          06/01/17      $    131,227      $    138,679
   FNMA ................................      AAA           5.00           04/01/18         1,974,801         1,981,829
   FNMA ................................      AAA           4.50           05/01/18           854,000           836,799
   FNMA ................................      AAA           5.00           09/01/18           905,546           908,769
   FNMA ................................      AAA           4.50           12/01/18           669,919           656,426
   FNMA ................................      AAA           4.50           02/01/19           342,005           334,809
   FNMA ................................      AAA           4.00           05/01/19           398,353           380,061
   FNMA ................................      AAA           4.00           11/25/26         1,000,000           970,488
   GNMA (1) ............................      AAA           6.50           04/15/31            68,873            72,064
   GNMA (1) ............................      AAA           7.00           05/15/31            55,947            59,469
   GNMA (1) ............................      AAA           7.00           09/15/31            24,702            26,257
   GNMA (1) ............................      AAA           7.00           09/15/31            96,093           102,143
   GNMA (1) ............................      AAA           6.50           10/15/31            78,142            81,762
   GNMA (1) ............................      AAA           6.50           12/15/31            70,487            73,753
   GNMA (1) ............................      AAA           6.50           05/15/32           132,038           138,126
   GNMA (1) ............................      AAA           7.00           05/15/32            84,118            89,386
   GNMA (1) ............................      AAA           6.27           10/16/27         3,000,000         3,182,964
                                                                                                           ------------
                                                                                                             35,438,309
                                                                                                           ------------
NON-MORTGAGE-BACKED OBLIGATION (4.6%)
   FFCB ................................      AAA           2.88           06/29/06         1,000,000           996,987
   FHLB ................................      AAA           2.88           09/15/06           500,000           497,812
   FHLMC ...............................      AAA           4.50           01/15/13         3,500,000         3,370,962
   FNMA ................................      AAA           4.38           03/15/13         6,000,000         5,723,346
   Suffolk County, New York ............      AAA           5.80           11/01/04           250,000           253,160
   Suffolk County, New York ............      AAA           5.88           11/01/05           750,000           761,190
                                                                                                           ------------
                                                                                                             11,603,457
                                                                                                           ------------
BASIC MATERIALS (1.8%)
   International Paper Co. .............      BBB           4.25           01/15/09           500,000           491,515
   Lyondell Chemical Co. ...............      B+           10.25           11/01/10           500,000           507,500
   PolyOne Corp. .......................      B+            7.50           12/15/15         1,000,000           805,000
   Praxair, Inc. .......................      A-            6.90           11/01/06         2,500,000         2,704,228
                                                                                                           ------------
                                                                                                              4,508,243
                                                                                                           ------------
CONSUMER, CYCLICAL (2.1%)
   Coors Brewing Co. ...................      BBB+          6.38           05/15/12           500,000           535,605
   Cox Communications, Inc. Cl A .......      BBB           3.88           10/01/08           500,000           487,478
   Daimlerchrysler .....................      BBB           4.05           06/04/08           250,000           245,131
   Fruit of the Loom, Inc. (2) .........      NR            7.00           03/15/11           541,040            50,649
   Fruit of the Loom, Inc. (2) .........      NR            7.38           11/15/23           146,555                15
   Johnson Controls, Inc. ..............      A             4.88           09/15/13           500,000           491,790
   Kellwood, Co. .......................      BBB-          7.88           07/15/09         1,500,000         1,647,024
   Newell Rubbermaid ...................      BBB+          4.63           12/15/09           500,000           495,630
   Stanley Works .......................      A             3.50           11/01/07           250,000           249,229
   Target Corp. ........................      A+            5.38           06/15/09         1,000,000         1,042,346
                                                                                                           ------------
                                                                                                              5,244,897
                                                                                                           ------------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)


                                                                                            Face
                                             Rating*        Rate           Maturity         Amount             Value
                                             -------       ------          ---------     ------------      ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER, NON-CYCLICAL (1.4%)
   Anheuser-Busch Cos., Inc. ...........      A+            4.38%          01/15/13      $    500,000      $    474,520
   Campbell Soup Co. ...................      A             4.88           10/01/13           500,000           485,664
   Coca-Cola Enterprises, Inc. .........      A             2.50           09/15/06           500,000           492,615
   General Mills, Inc. .................      BBB+          2.63           10/24/06           500,000           489,218
   Kellogg Co. .........................      BBB           2.88           06/01/08           500,000           478,617
   Wal-Mart Stores, Inc. ...............      AA            6.88           08/10/09         1,000,000         1,115,064
                                                                                                           ------------
                                                                                                              3,535,698
                                                                                                           ------------
ENERGY (0.2%)
   Anadarko Petroleum Corp. ............      BBB+          3.25           05/01/08           500,000           487,774
                                                                                                           ------------
FINANCIAL (10.2%)
   American Honda Finance ..............      A+            3.85           11/06/08           500,000           491,132
   American Express Credit Corp. .......      A+            3.00           05/16/08           250,000           240,665
   Bank of America Corp. ...............      A+            4.75           10/15/06           500,000           516,103
   Bear Stearns Cos., Inc. .............      A             3.00           03/30/06           500,000           499,519
   Berkley (W.R.) Corp. ................      BBB+          8.70           01/01/22         1,500,000         1,763,258
   Berkshire Hathaway Financial ........      AAA           4.20           12/15/10           500,000           488,853
   CIT Group Hldgs Inc. ................      A             2.88           09/29/06           500,000           493,450
   Deere Capital Corp. .................      A-            3.90           01/15/08           500,000           499,758
   First Horizon Mortg. Pass Through Tr       AAA           5.00           06/25/33         2,133,136         2,163,565
   Fairfax Financial Holdings, Ltd .....      BB            8.25           10/01/15           500,000           470,000
   First Tennessee Natl. Corp. .........      BBB+          4.50           05/15/13         1,500,000         1,399,335
   FleetBoston Financial Group .........      A+            3.85           02/15/08           250,000           249,023
   Ford Motor Credit Co. ...............      BBB-          7.38           10/28/09         1,000,000         1,067,226
   GE Capital Corp. ....................      AAA           5.45           01/15/13         2,000,000         2,027,808
   General Motors Acceptance Corp. .....      BBB           0.00           12/01/12         2,500,000         1,425,675
   HJ Heinz Finance Co. ................      A             6.00           03/15/12         1,000,000         1,060,236
   JP Morgan Chase Bank ................      A+            5.63           08/15/06           500,000           523,915
   Lehman Brothers Holdings, Inc. ......      A             4.00           01/22/08           500,000           498,995
   Markel Corporation ..................      BBB-          7.00           05/15/08           250,000           265,447
   Markel Corporation ..................      BBB-          6.80           02/15/13           250,000           259,582
   Morgan Stanley ......................      A+            3.88           01/15/09           500,000           487,570
   Nationwide Health Properties ........      BBB-          7.90           11/20/06         5,000,000         5,390,975
   Natl. Rural Utils. Coop. Fin. Corp. .      A+            3.88           02/15/08           250,000           249,291
   Northern Trust Co. ..................      AA-           2.88           12/15/06         1,000,000           990,343
   Roslyn Bancorp, Inc. ................      BBB-          7.50           12/01/08           250,000           277,217
   SLM Corp. ...........................      A             4.00           01/15/09           500,000           491,098
   Textron Finance Corp. ...............      A-            2.69           10/03/06           500,000           492,274
   Union Planters Bank .................      BBB+          5.13           06/15/07           500,000           524,238
   Wells Fargo & Company ...............      AA-           3.50           04/04/08           250,000           246,365
                                                                                                           ------------
                                                                                                             25,552,916
                                                                                                           ------------
HEALTHCARE (1.4%)
   Abbott Laboratories .................      AA            3.75           03/15/11         2,000,000         1,897,166
   Bristol-Myers Squibb Co. ............      AA-           5.75           10/01/11         1,000,000         1,041,988
   Wyeth ...............................      A             5.50           03/15/13           500,000           482,555
                                                                                                           ------------
                                                                                                              3,421,709
                                                                                                           ------------

   The accompanying notes are an integral part of these financial statements.

            MUTUAL OF AMERICA INVESTMENT CORPORATION (COMPOSITE FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)


                                                                                            Face
                                             Rating*        Rate           Maturity         Amount             Value
                                             -------       ------          ---------     ------------      ------------
LONG-TERM DEBT SECURITIES (CONTINUED):
INDUSTRIAL (0.8%)
   Seariver Maritime ...................      AAA           0.00%          09/01/12      $  3,000,000      $  1,981,671
                                                                                                           ------------
TECHNOLOGY (0.4%)
   Hewlett-Packard Co. .................      A-            5.75           12/15/06           500,000           527,035
   Intl. Business Machines Corp. .......      A+            4.88           10/01/06           500,000           518,663
                                                                                                           ------------
                                                                                                              1,045,698
                                                                                                           ------------
TELECOMMUNICATIONS (0.2%)
   Verizon Global ......................      A+            4.00           01/15/08           500,000           500,664
                                                                                                           ------------
TOTAL LONG-TERM DEBT SECURITIES
   (Cost: $96,919,659) 38.0% ........................................................................        95,232,990
                                                                                                           ------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (1.9%)
   FHLB ...............................................     1.20           07/01/04         2,850,000         2,850,000
   FHLB ...............................................     1.20           07/01/04         1,790,000         1,790,000
                                                                                                           ------------
                                                                                                              4,640,000
                                                                                                           ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $4,640,000) 1.9% ..........................................................................         4,640,000
                                                                                                           ------------
TEMPORARY CASH INVESTMENTS**
   (Cost: $315,600) 0.1% ............................................................................           315,600
                                                                                                           ------------
TOTAL INVESTMENTS
   (Cost: $243,934,596) 100.0% ......................................................................      $250,628,224
                                                                                                           ============

----------
Abbreviations:  FFCB = Federal Farm Credit Bank
                FHLB = Federal Home Loan Bank
                FHLMC = Federal Home Loan Mortgage Corporation FNMA = Federal National Mortgage Association GNMA = Government National Mortgage Association NR = Issue not rated by either S&P or Moody's

(1) U.S. Government guaranteed security.

(2) Issuer has filed for Chapter XI bankruptcy law (or equivalent) protection; issue is non-income producing.

The total value of investments not rated and or below-investment grade as a percentage of the Fund's total investments as of June 30, 2004 is 0.7%

 *  Ratings as per Standard & Poor's Corporation.

** The fund has an arrangement with its custodian bank, JPMorgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at June 30, 2004 was 0.63%.

   The accompanying notes are an integral part of these financial statements.

       MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)

                                                      Shares           Value
                                                      ------           -----
COMMON STOCKS:
BASIC MATERIALS (5.5%)
  A. Schulman, Inc. ............................      92,400        $  1,985,676
  Cleveland-Cliffs, Inc.* ......................      39,040           2,201,466
  Commercial Metals Co. ........................      62,450           2,026,503
  Cytec Industries, Inc. .......................      41,300           1,877,085
  Georgia Gulf Corp. ...........................      67,880           2,434,177
  Graftech International, Ltd.* ................     265,610           2,778,281
  Lone Star Technologies, Inc.* ................      37,000           1,019,720
  Longview Fibre Co.* ..........................      83,710           1,233,048
  Lubrizol Corp. ...............................      42,680           1,562,942
  Steel Dynamics, Inc.* ........................      81,670           2,338,212
                                                                    ------------
                                                                      19,457,110
                                                                    ------------
CONSUMER, CYCLICAL (17.3%)
  Aaron Rents, Inc. ............................      76,990           2,551,449
  American Eagle Outfitters* ...................      80,000           2,312,800
  Ameristar Casinos, Inc. ......................      51,700           1,736,086
  Ann Taylor Stores Corp.* .....................      82,620           2,394,328
  Boyd Gaming Corp. ............................     110,000           2,922,700
  Brookstone, Inc.* ............................     103,490           2,074,975
  Buffalo Wild Wings, Inc.* ....................      69,370           1,918,081
  CSK Auto Corp.* ..............................     120,410           2,063,827
  Cache, Inc.* .................................     141,690           1,914,232
  Collins & Aikman Corp.* ......................     189,240           1,057,852
  Crown Holdings, Inc.* ........................     471,720           4,703,048
  Deckers Outdoor Corp.* .......................      80,000           2,359,200
  Fossil, Inc.* ................................      90,000           2,452,500
  Guitar Center, Inc.* .........................      57,050           2,537,014
  Gymboree Corp.* ..............................     156,340           2,401,382
  Jacuzzi Brands, Inc.* ........................     309,320           2,493,119
  Landry's Restaurant, Inc. ....................     133,620           3,993,902
  Lithia Motors, Inc. Cl A .....................      83,520           2,069,626
  Pinnacle Entertainment, Inc.* ................     125,000           1,576,250
  Quiksilver, Inc.* ............................     110,000           2,619,100
  Red Robin Gourmet Burgers* ...................      74,330           2,034,412
  Select Comfort Corporation* ..................      78,000           2,215,200
  Shopko Stores, Inc.* .........................     132,450           1,872,843
  Sunterra Corporation* ........................      65,160             821,016
  The Steak N Shake Company* ...................      90,850           1,655,287
  The Warnaco Group, Inc.* .....................     100,000           2,127,000
  United Online, Inc.* .........................     106,180           1,869,830
                                                                    ------------
                                                                      60,747,059
                                                                    ------------
CONSUMER, NON-CYCLICAL (2.6%)
  Cabela's, Inc. Cl A* .........................       1,500              40,425
  Chiquita Brands Intl., Inc.* .................     136,800           2,861,856
  Conmed Corp.* ................................      26,970             738,978
  Jarden Corp.* ................................      79,280           2,853,287
  Longs Drug Stores Corp. ......................      36,750             877,223
  Walter Industries, Inc. ......................     121,850           1,659,597
                                                                    ------------
                                                                       9,031,366
                                                                    ------------
ENERGY (6.9%)
  Brigham Exploration Company* .................     196,200           1,805,040
  Denbury Resources, Inc.* .....................      54,510           1,141,985
  FMC Technologies, Inc.* ......................      77,870           2,242,656
  Grey Wolf, Inc.* .............................     118,690             503,246
  KFX, Inc.* ...................................     120,000             914,400
  Maverick Tube Corp.* .........................      37,000             971,620
  Patina Oil & Gas Corp. .......................      37,380           1,116,541
  Patterson UTI Energy, Inc. ...................      28,090             938,487
  Plains Exploration & Power* ..................      88,670           1,627,095
  Quicksilver Resources* .......................      31,150           2,089,231
  Range Resources Corp. ........................     223,910           3,269,086
  Stone Energy Corp.* ..........................      34,860           1,592,405
  Ultra Petroleum Corp.* .......................      24,530             915,705
  Unisource Energy Corp ........................      80,250           1,994,213
  Western Gas Resources ........................      60,000           1,948,800
  Whiting Petroleum Corp.* .....................      49,550           1,246,183
                                                                    ------------
                                                                      24,316,693
                                                                    ------------
COMMON STOCKS (CONTINUED):
FINANCIAL (16.6%)
  Accredited Home Lenders* .....................      42,580        $  1,198,627
  Alabama National Bancorp .....................      46,093           2,556,779
  American Home Mortgage
    Investment .................................      92,860           2,407,860
  Amli Residential Properties ..................      68,750           2,017,125
  Argonaut Group, Inc.* ........................      57,590           1,061,384
  Bank of the Ozarks ...........................      48,110           1,120,963
  BankAtlantic Bancorp, Inc. Cl A ..............     152,050           2,805,323
  Banner Corporation ...........................      45,210           1,313,803
  Brookline Bankcorp ...........................     157,860           2,315,806
  Capital Automotive REIT ......................      60,550           1,775,932
  Carramerica Realty Corp. .....................      36,290           1,097,047
  Columbia Banking System ......................      61,635           1,369,530
  Direct General Corp. .........................      69,550           2,242,292
  Equity Inns, Inc. ............................     213,170           1,980,349
  First Niagara Financial Grp ..................     131,090           1,573,080
  First State Bank Corporation .................      41,010           1,259,827
  Highwoods Properties, Inc. ...................      74,340           1,746,990
  KNBT Bancorp, Inc. ...........................      95,200           1,589,840
  LandAmerica Financial Group ..................      57,880           2,253,268
  Luminent Mortgage Capital, Inc. ..............      96,310           1,155,720
  MAF Bancorp ..................................      55,300           2,360,204
  Medical Properties of America* ...............     130,600           1,306,000
  Mid-America Apt Communities ..................      65,660           2,487,857
  Pennsylvania REIT ............................      53,490           1,832,033
  PrivateBancorp, Inc. .........................     114,092           3,135,248
  Provident Financial Services .................      99,740           1,750,437
  Santander Bancorp ............................      47,850           1,182,852
  Selective Insurance Group ....................      60,070           2,395,592
  Sterling Financial Corp.* ....................      77,891           2,482,386
  Stewart Information Services .................      51,190           1,728,686
  Sws Group, Inc. ..............................      62,700             959,310
  Texas Regional Bancshares ....................      43,959           2,018,158
                                                                    ------------
                                                                      58,480,308
                                                                    ------------
HEALTHCARE (7.7%)
  Able Laboratories, Inc* ......................      51,350           1,055,756
  Advanced Medical Optics, Inc.* ...............      70,000           2,979,900
  Alexion Pharmaceuticals, Inc* ................      81,397           1,513,984
  Amylin Pharmaceuticals, Inc.* ................      60,170           1,371,876
  Atherogenics* ................................      44,780             852,163
  Bioenvision, Inc.* ...........................     110,000             963,600
  Caliper Life Sciences, Inc.* .................     139,550             648,908
  Closure Medical Corporation* .................      41,615           1,044,953
  Cubist Pharmaceuticals, Inc.* ................      80,990             898,989
  Dendreon Corp.* ..............................     167,345           2,049,976
  Flamel Technologies S.A.* ....................      40,000             985,200
  GTC Biotherapeutics* .........................     327,171             513,658
  IDEXX Laboratories, Inc.* ....................      42,561           2,678,789
  ISTA Pharmaceuticals, Inc.* ..................      73,550             768,598
  Immunicon Corp.* .............................     123,120             966,492
  Introgen Therapeutics, Inc.* .................     109,863             469,115
  Inveresk Research Group* .....................      24,540             756,814
  Kensey Nash Corp.* ...........................      69,990           2,414,655
  Kinetic Concepts, Inc.* ......................      28,310           1,412,669
  Maxim Pharmaceuticals, Inc.* .................     106,180           1,024,637
  Telik, Inc.* .................................      75,126           1,793,258
                                                                    ------------
                                                                      27,163,990
                                                                    ------------
INDUSTRIAL (18.7%)
  American Italian Pasta Co. ...................      67,250           2,049,780
  Apogee Enterprises, Inc. .....................     191,610           1,992,744
  Applied Industrial Tech, Inc. ................      80,300           2,418,636
  Aviall, Inc.* ................................     112,190           2,132,732
  Benchmark Electronics* .......................      41,840           1,217,544
  Champion Enterprises, Inc* ...................     308,100           2,828,358
  Ciber Inc.* ..................................     395,080           3,247,558
  Ciphergen Biosystems, Inc* ...................     125,010             915,073

   The accompanying notes are an integral part of these financial statements.

        MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE EQUITY FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                            June 30, 2004 (Unaudited)

                                                      Shares           Value
                                                      ------           -----
COMMON STOCKS (CONTINUED):
INDUSTRIAL (CONTINUED)
  Digital River, Inc.* .........................      65,000        $  2,120,950
  Dycom Industries, Inc.* ......................      86,780           2,429,840
  Engineered Support Systems ...................      18,720           1,095,307
  Esterline Technologies* ......................      74,370           2,196,146
  Flowserve Corporation* .......................      34,770             867,164
  General Cable Corp* ..........................     338,240           2,891,952
  Kennametal, Inc. .............................      13,370             612,346
  Kirby Corp.* .................................      74,614           2,902,485
  Laureate Education, Inc.* ....................      49,510           1,893,262
  MKS Instruments, Inc.* .......................      90,790           2,071,828
  Mine Safety Appliances Co. ...................      50,000           1,685,000
  Mykrolis Corp* ...............................     128,740           2,242,651
  Northwest Airlines Corp* .....................     195,130           2,169,846
  Precision Castparts Corp. ....................      59,610           3,260,071
  RailAmerica ,Inc.* ...........................     251,110           3,666,206
  Siligan Holdings, Inc. .......................      59,290           2,389,980
  Spherion Corp.* ..............................     228,340           2,315,368
  TTM Technologies* ............................     195,420           2,315,727
  Trinity Industries ...........................      78,660           2,500,601
  Triumph Group, Inc.* .........................      35,690           1,139,582
  UTI Worldwide, Inc.* .........................      58,040           3,065,672
  Ultimate Electronics, Inc.* ..................     135,320             668,480
  Universal Forest Products ....................      58,110           1,864,750
  Us Home Systems, Inc.* .......................      67,480             483,157
                                                                    ------------
                                                                      65,650,796
                                                                    ------------
TECHNOLOGY (16.9%)
  ASE Test Limited* ............................     170,900           1,259,532
  ATS Medical, Inc.* ...........................     208,300             783,207
  Aeroflex, Inc.* ..............................      80,600           1,150,967
  Andrew Corp.* ................................     120,340           2,408,002
  Angiotech Pharmaceuticals* ...................      36,700             739,504
  Anixter International, Inc. ..................      50,510           1,718,854
  Ask Jeeves, Inc.* ............................      42,770           1,669,312
  Avid Technology, Inc.* .......................      45,000           2,455,649
  Axcelis Technology* ..........................     213,010           2,649,843
  CSG Systems Intl., Inc.* .....................     125,000           2,587,500
  Credence Systems Corp.* ......................     127,590           1,760,741
  Cypress Semiconductor Corp.* .................     170,510           2,419,537
  DRS Technologies, Inc.* ......................      79,480           2,535,412
  Embarcardero Technologies, Inc. ..............     159,270           1,968,577
  Hyperion Solutions, Corp.* ...................      60,000           2,623,200
  Information Corp.* ...........................     103,060             786,348
  Integrated Device Tech., Inc.* ...............     150,000           2,076,000
  Integrated Silicon Solution* .................     131,840           1,609,766
  Kulicke and Soffa Industries* ................     189,220           2,073,851
  LTX Corp.* ...................................     148,650           1,606,907
  Lecroy Corp.* ................................     107,690           1,939,497
  Lionbridge Technologies, Inc.* ...............     250,000           1,912,500
  Mapinfo Corp.* ...............................      37,280             395,168
  Mastec, Inc.* ................................     173,880             944,168
  Micrel, Inc.* ................................     200,000           2,430,000
  Micromuse, Inc.* .............................     220,120           1,472,603
  On Semiconductor* ............................     400,000           2,008,000
  Quest Software, Inc.* ........................     136,970           1,766,913
  Silicon Storage Technology* ..................     145,000           1,493,500
  Varian, Inc.* ................................      50,000           2,107,500
  Viasat Inc.* .................................      89,670           2,237,267
  Western Digital Corp.* .......................     129,530           1,121,730
  Zoran Corp.* .................................      37,440             687,024
  aQuantive, Inc.* .............................     210,030           2,075,096
                                                                    ------------
                                                                      59,473,675
                                                                    ------------
TELECOMMUNICATIONS (0.9%)
  CT Communications, Inc. ......................      48,460             729,323
  GRAY Television, Inc. ........................     150,990           2,097,251
  Ivillage, Inc.* ..............................      50,000             317,500
                                                                    ------------
                                                                       3,144,074
                                                                    ------------
UTILITIES (4.1%)
  Avista Corp. .................................      38,800             714,696
  Energen Corp. ................................      48,430           2,324,156
  Integrated Electrical Svcs.* .................     298,890           2,406,065
  PNM Resources, Inc. ..........................     114,690           2,382,111
  Southwestern Energy Co.* .....................     159,980           4,586,627
  Westar Energy, Inc. ..........................      99,360           1,978,258
                                                                    ------------
                                                                      14,391,913
                                                                    ------------
TOTAL COMMON STOCKS
  (Cost: $325,082,981) 97.2% ...................                    $341,856,984
                                                                    ------------
----------
* Non-income producing security.


                                                                              Face
                                                   Rate      Maturity         Amount             Value
                                                   -----     --------      -----------      -------------
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.8%)
   Federal Home Loan Bank .......................   1.20%     07/01/04      $6,760,000      $  6,760,000
   Federal Home Loan Bank .......................   1.20      07/01/04       2,970,000         2,970,000
                                                                                            ------------
                                                                                               9,730,000
                                                                                            ------------
TOTAL SHORT-TERM DEBT SECURITIES
   (Cost: $9,730,000) 2.8% ...........................................................         9,730,000
                                                                                            ------------
TOTAL INVESTMENTS
   (Cost: $334,812,981) 100.0% .......................................................      $351,586,984
                                                                                            ============

   The accompanying notes are an integral part of these financial statements.

     MUTUAL OF AMERICA INVESTMENT CORPORATION CONSERVATIVE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)

                                                      Shares             Value
                                                    ---------         ----------
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
   Bond Fund ...................................    1,409,763         $1,828,053
   Equity Index Fund ...........................      757,129          1,528,040
   Mid-Term Bond Fund ..........................    1,915,261          1,824,899
   Short-Term Bond fund ........................      880,247            912,772
                                                                      ----------
                                                                       6,093,764
                                                                      ----------
   TOTAL INVESTMENTS
     (Cost: $6,058,878) 100.0% ................................       $6,093,764
                                                                      ==========

       MUTUAL OF AMERICA INVESTMENT CORPORATION (MODERATE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)

                                                     Shares              Value
                                                   ---------          ----------
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
   Bond Fund ...................................   6,074,832         $ 7,877,295
   Mid-Cap Equity Index Fund ...................   2,876,132           3,953,227
   Equity Index Fund ...........................   4,564,724           9,212,535
   Aggressive Equity Fund ......................   5,502,200           5,242,606
                                                                     -----------
                                                                      26,285,663
                                                                     -----------
   TOTAL INVESTMENTS
     (Cost: $26,246,901) 100.0% ...............................      $26,285,663
                                                                     ===========

      MUTUAL OF AMERICA INVESTMENT CORPORATION (AGGRESSIVE ALLOCATION FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                            June 30, 2004 (Unaudited)

                                                     Shares              Value
                                                   ---------          ----------
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100%)
   Bond Fund ...................................   3,842,131         $ 4,982,130
   Mid-Cap Equity Index Fund ...................   2,910,420           4,000,355
   Equity Index Fund ...........................   4,454,235           8,989,546
   Aggressive Equity Fund ......................   1,216,261           2,000,252
                                                                     -----------
                                                                      19,972,283
                                                                     -----------
   TOTAL INVESTMENTS
     (Cost: $19,748,069) 100.0% ...............................      $19,972,283
                                                                     ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2004 (Unaudited)


                                                                 Money Market     All America       Equity Index
                                                                     Fund             Fund              Fund
                                                                ------------      ------------      ------------
ASSETS:
Investments at market value
   (Cost:
   Money Market Fund -- $76,328,153
   All America Fund -- $372,513,366
   Equity Index Fund -- $616,034,593)
   (Notes 1 and 3) .......................................       $76,326,381      $450,219,501      $668,472,930
Cash .....................................................             4,037             5,731                51
Interest and dividends receivable ........................                --           429,362           701,981
Receivable for securities sold ...........................                --           494,419                17
Receivable for daily variation margin on futures contracts                --            63,250            66,700
                                                                 -----------      ------------      ------------
TOTAL ASSETS .............................................        76,330,418       451,212,263       669,241,679
                                                                 -----------      ------------      ------------
LIABILITIES:
Payable for securities purchased .........................                --         1,009,633         1,480,512
                                                                 -----------      ------------      ------------
NET ASSETS ...............................................       $76,330,418      $450,202,630      $667,761,167
                                                                 ===========      ============      ============
NUMBER OF SHARES OUTSTANDING (Note 4) ....................        64,200,354       210,070,180       330,869,402
                                                                 ===========      ============      ============
NET ASSET VALUES, offering and redemption price per share              $1.19             $2.14             $2.02
                                                                       =====             =====             =====


                                                                  Mid-Cap
                                                                Equity Index          Bond           Short-Term
                                                                    Fund              Fund            Bond Fund
                                                                ------------      ------------      ------------
ASSETS:
Investments at market value
   (Cost:
   Mid-Cap Equity Index Fund -- $217,642,395
   Bond Fund -- $347,131,985
   Short-Term Bond Fund -- $30,081,010)
   (Notes 1 and 3) .......................................      $244,516,400      $345,592,043       $29,854,720
Cash .....................................................             6,749                35             8,137
Interest and dividends receivable ........................           140,060         2,964,214           145,594
Receivable for securities sold ...........................         5,438,080                --            19,878
Receivable for daily variation margin on futures contracts           111,626                --                --
                                                                ------------      ------------      ------------
TOTAL ASSETS .............................................       250,212,915       348,556,292        30,028,329
                                                                ------------      ------------      ------------
LIABILITIES:
Payable for securities purchased .........................         1,615,218                --                --
                                                                ------------      ------------      ------------
NET ASSETS ...............................................      $248,597,697      $348,556,292       $30,028,329
                                                                ============      ============      ============
NUMBER OF SHARES OUTSTANDING (Note 4) ....................       180,869,012       268,802,128        28,958,471
                                                                ============      ============      ============
NET ASSET VALUES, offering and redemption price per share              $1.37             $1.30             $1.04
                                                                       =====             =====             =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                 STATEMENT OF ASSETS AND LIABILITIES (Continued)
                            June 30, 2004 (Unaudited)


                                                                                                    Aggressive
                                                                 Mid-Term          Composite          Equity
                                                                 Bond Fund           Fund              Fund
                                                               ------------      ------------      ------------
ASSETS:
Investments at market value
   (Cost:
   Mid-Term Bond Fund -- $69,924,576
   Composite Fund -- $243,934,596
   Aggressive Equity Fund -- $334,812,981)
   (Notes 1 and 3) ......................................       $68,880,832      $250,628,224      $351,586,984
Cash ....................................................                37            18,045            14,719
Interest and dividends receivable .......................           971,097         1,136,748           175,156
Receivable for securities sold ..........................                --                --         1,540,597
                                                                -----------      ------------      ------------
TOTAL ASSETS ............................................        69,851,966       251,783,017       353,317,456
                                                                -----------      ------------      ------------
LIABILITIES:
Payable for securities purchased ........................                --                --           817,993
                                                                -----------      ------------      ------------
NET ASSETS ..............................................       $69,851,966      $251,783,017      $352,499,463
                                                                ===========      ============      ============
NUMBER OF SHARES OUTSTANDING (Note 4) ...................        73,310,458       177,536,588       214,338,586
                                                                ===========      ============      ============
NET ASSET VALUES, offering and redemption price per share             $0.95             $1.42             $1.64
                                                                      =====             =====             =====

                                                                Conservative       Moderate        Aggressive
                                                                 Allocation       Allocation       Allocation
                                                                    Fund             Fund             Fund
                                                               ------------      ------------      ------------
ASSETS:
Investments at market value
   (Cost:
   Conservative Allocation Fund -- $6,058,878
   Moderate Allocation Fund -- $26,246,901
   Aggressive Allocation Fund -- $19,748,069)
   (Notes 1 and 3) ......................................        $6,093,764       $26,285,663       $19,972,283
Cash ....................................................                --                --                --
Interest and dividends receivable .......................                --                --                --
Receivable for securities sold ..........................                --                --                --
                                                                 ----------       -----------       -----------
TOTAL ASSETS ............................................         6,093,764        26,285,663        19,972,283
                                                                 ----------       -----------       -----------
LIABILITIES:
Payable for securities purchased ........................                --                --                --
                                                                 ----------       -----------       -----------
NET ASSETS ..............................................        $6,093,764       $26,285,663       $19,972,283
                                                                 ==========       ===========       ===========
NUMBER OF SHARES OUTSTANDING (Note 4) ...................         5,981,107        23,708,981        16,725,814
                                                                 ==========       ===========       ===========
NET ASSET VALUES, offering and redemption price per share             $1.02             $1.11             $1.19
                                                                      =====             =====             =====

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2004 (Unaudited)


                                                                                              Mid-Cap
                                               Money Market All America     Equity Index    Equity Index        Bond
                                                   Fund         Fund            Fund            Fund            Fund
                                               ------------ -----------     -----------     -----------     ------------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ................................   $     --    $  3,223,953    $ 5,008,994     $ 1,273,252     $        --
   Interest .................................    380,958          72,222         90,501          85,698       8,788,930
                                                --------    ------------    -----------     -----------     -----------
Total income ................................    380,958       3,296,175      5,099,495       1,358,950       8,788,930
                                                --------    ------------    -----------     -----------     -----------
Expenses:
   Investment advisory fees (Note 2) ........     90,944       1,220,351        389,949         144,282         851,359
   Accounting and recordkeeping expenses ....      7,066          47,340         60,470          22,373          48,601
   Shareholders reports .....................      9,725          65,154         83,225          30,791          45,520
   Custodian expenses .......................      8,093          75,034         35,435          37,794          11,699
   Independent directors' fees and
     expenses ...............................     12,405          12,405         12,405          12,405          12,405
   Audit ....................................      2,237          14,988         19,145           7,083          10,472
   Legal and other ..........................         80           3,766          6,425             255             376
                                                --------    ------------    -----------     -----------     -----------
Total expenses before reimbursement .........    130,550       1,439,038        607,054         254,983         980,432
Expense reimbursement .......................    (39,606)       (218,687)      (217,105)       (110,701)       (129,073)
                                                --------    ------------    -----------     -----------     -----------
   Net Expenses .............................     90,944       1,220,351        389,949         144,282         851,359
                                                --------    ------------    -----------     -----------     -----------
NET INVESTMENT INCOME .......................    290,014       2,075,824      4,709,546       1,214,668       7,937,571
                                                --------    ------------    -----------     -----------     -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on investments
  and futures contracts:
   Net realized gain (loss) on investments ..         31      28,212,565      5,687,280       4,981,955         343,831
   Net realized gain (loss) on futures
     contracts ..............................         --         759,101      1,238,387         197,467              --
                                                --------    ------------    -----------     -----------     -----------
                                                      31      28,971,666      6,925,667       5,179,422         343,831
                                                --------    ------------    -----------     -----------     -----------
Net  unrealized appreciaton
  (depreciation) of investments
  and futures contracts:
   Net unrealized appreciation (depreciation)
     of investments .........................     (1,723)    (25,222,913)     9,618,590       6,506,876      (6,144,796)
   Net unrealized appreciation
     (depreciation) of futures contracts ....         --        (160,425)      (254,162)        (52,200)             --
                                                --------    ------------    -----------     -----------     -----------
                                                  (1,723)    (25,383,338)     9,364,428       6,454,676      (6,144,796)
                                                --------    ------------    -----------     -----------     -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS AND
   FUTURES CONTRACTS ........................     (1,692)      3,588,328     16,290,095      11,634,098      (5,800,965)
                                                --------    ------------    -----------     -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................   $288,322    $  5,664,152    $20,999,641     $12,848,766     $ 2,136,606
                                                ========    ============    ===========     ===========     ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENT OF OPERATIONS (Continued)
               For the Six Months Ended June 30, 2004 (Unaudited)


                                                                                             Aggressive
                                             Short-Term       Mid-Term       Composite         Equity
                                              Bond Fund      Bond Fund         Fund             Fund
                                             ----------     ----------       ---------       ----------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ..............................   $      --     $        --     $ 1,216,265     $    997,269
   Interest ...............................     465,290       1,326,857       2,416,912           61,327
                                              ---------     -----------     -----------     ------------
Total income ..............................     465,290       1,326,857       3,633,177        1,058,596
                                              ---------     -----------     -----------     ------------
Expenses:
   Investment advisory fees (Note 2) ......      71,436         172,473         629,946        1,531,408
   Accounting and recordkeeping expenses ..      18,837          15,273          37,846           34,963
   Shareholders reports ...................       3,818           9,229          33,665           48,119
   Custodian expenses .....................      12,158           5,851          23,300           29,923
   Independent directors' fees and expenses      12,405          12,405          12,405           12,405
   Audit ..................................         878           2,122           7,744           11,069
   Legal and other ........................          32              76             278              398
                                              ---------     -----------     -----------     ------------
Total expenses before reimbursement .......     119,564         217,429         745,184        1,668,285
Expense reimbursement .....................     (48,128)        (44,956)       (115,238)        (136,877)
                                              ---------     -----------     -----------     ------------
   Net Expenses ...........................      71,436         172,473         629,946        1,531,408
                                              ---------     -----------     -----------     ------------
NET INVESTMENT INCOME (LOSS) ..............     393,854       1,154,384       3,003,231         (472,812)
                                              ---------     -----------     -----------     ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments ...        (917)        232,460       5,132,304       28,049,570
Net unrealized appreciation (depreciation)
     of investments .......................    (246,672)     (1,676,148)     (5,792,207)     (46,666,522)
                                              ---------     -----------     -----------     ------------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS ..................    (247,589)     (1,443,688)       (659,903)     (18,616,952)
                                              ---------     -----------     -----------     ------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............   $ 146,265     $  (289,304)    $ 2,343,328     $(19,089,764)
                                              =========     ===========     ===========     ============



                                                            Conservative  Moderate   Aggressive
                                                             Allocation  Allocation  Allocation
                                                                Fund        Fund        Fund
                                                            ------------ ----------  ----------
INVESTMENT INCOME AND EXPENSES:
Income:
   Dividends ............................................     $     --    $      --    $      --
   Interest .............................................           --           --           --
                                                              --------    ---------    ---------
Total income ............................................           --           --           --
                                                              --------    ---------    ---------
Expenses:
   Investment advisory fees (Note 2) ....................           --           --           --
   Accounting and recordkeeping expenses ................           --           --           --
   Shareholders reports .................................           --           --           --
   Custodian expenses ...................................           --           --           --
   Independent directors' fees and expenses .............           --           --           --
   Audit ................................................           --           --           --
   Legal and other ......................................           --           --           --
                                                              --------    ---------    ---------
Total expenses before reimbursement .....................           --           --           --
Expense reimbursement ...................................           --           --           --
                                                              --------    ---------    ---------
   Net Expenses .........................................           --           --           --
                                                              --------    ---------    ---------
NET INVESTMENT INCOME ...................................           --           --           --
                                                              --------    ---------    ---------
NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (Note 1):
Net realized gain (loss) on investments .................      (18,338)     725,703      658,759
Net unrealized appreciation (depreciation) of investments       56,127     (257,919)    (313,870)
                                                              --------    ---------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..       37,789      467,784      344,889
                                                              --------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ......................................     $ 37,789    $ 467,784    $ 344,889
                                                              ========    =========    =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                   Money Market Fund            All America Fund           Equity Index Fund
                                             --------------------------- ---------------------------- -----------------------------
                                              For the Six      For the     For the Six      For the     For the Six       For the
                                              Months Ended   Year Ended    Months Ended   Year Ended    Months Ended    Year Ended
                                             June 30, 2004   December 31, June  30, 2004  December 31, June 30, 2004   December 31,
                                              (Unaudited)        2003      (Unaudited)        2003      (Unaudited)        2003
                                             -------------   ------------ --------------  ------------ -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ..................  $    290,014    $    765,804  $   2,075,824  $   3,676,696 $   4,709,546   $  8,040,598
  Net realized gain (loss) on investments
    and futures contracts ................            31              95     28,971,666     31,071,650     6,925,667      2,670,163
  Unrealized appreciation (depreciation)
    of investments and futures contracts .        (1,723)             65    (25,383,338)    90,830,550     9,364,428    114,559,461
                                            ------------    ------------  -------------  ------------- -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............       288,322         765,964      5,664,152    125,578,896    20,999,641    125,270,222
                                            ------------    ------------  -------------  ------------- -------------   -------------
DIVIDEND DISTRIBUTIONS (Note 5)
  From net investment income .............            --        (770,955)            --     (3,535,195)           --     (7,869,784)
  From capital gains .....................            --              --             --             --            --             --
                                            ------------    ------------  -------------  ------------- -------------   -------------
Total distributions ......................            --        (770,955)            --     (3,535,195)           --     (7,869,784)
                                            ------------    ------------  -------------  ------------- -------------   -------------
CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares .......    27,394,280      48,750,527     58,637,924     76,080,371   180,966,752    304,723,470
  Dividends reinvested ...................            --         770,955             --      3,535,195            --      7,869,784
  Cost of shares redeemed ................   (25,078,369)    (69,000,171)  (105,802,818)  (130,754,441) (151,830,829)  (202,766,244)
                                            ------------    ------------  -------------  ------------- -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS ........     2,315,911     (19,478,689)   (47,164,894)   (51,138,875)   29,135,923    109,827,010
                                            ------------    ------------  -------------  ------------- -------------   -------------
INCREASE (DECREASE) IN NET ASSETS ........     2,604,233     (19,483,680)   (41,500,742)    70,904,826    50,135,564    227,227,448
NET ASSETS, BEGINNING OF PERIOD/YEAR .....    73,726,185      93,209,865    491,703,372    420,798,546   617,625,603    390,398,155
                                            ------------    ------------  -------------  ------------- -------------   -------------
NET ASSETS, END OF PERIOD/YEAR ...........  $ 76,330,418    $ 73,726,185  $ 450,202,630  $ 491,703,372 $ 667,761,167   $ 617,625,603
                                            ============    ============  =============  ============= =============   =============
COMPONENTS OF NET ASSETS:
  Paid-in capital ........................  $ 76,007,830    $ 73,691,919  $ 338,403,496  $ 385,568,390 $ 613,165,534   $ 584,029,611
  Accumulated undistributed net investment
    income (loss) ........................       336,927          46,913      4,152,883      2,077,059     5,067,721        358,175
  Accumulated undistributed net realized
    gain (loss) on investments and futures
    contracts ............................       (12,567)        (12,598)    29,856,041        884,375    (3,056,637)    (9,982,305)
  Unrealized appreciation (depreciation)
    of investments and futures contracts          (1,772)            (49)    77,790,210    103,173,548    52,584,549      43,220,122
                                            ------------    ------------  -------------  ------------- -------------   -------------
NET ASSETS, END OF PERIOD/YEAR ...........  $ 76,330,418    $ 73,726,185  $ 450,202,630  $ 491,703,372 $ 667,761,167   $ 617,625,603
                                            ============    ============  =============  ============= =============   =============



                                                        Mid-Cap                                               Short-Term
                                                   Equity Index Fund                 Bond Fund                 Bond Fund
                                             ---------------------------  ---------------------------- -----------------------------
                                              For the Six      For the     For the Six      For the     For the Six       For the
                                              Months Ended   Year Ended    Months Ended   Year Ended    Months Ended    Year Ended
                                             June 30, 2004   December 31, June  30, 2004  December 31, June 30, 2004   December 31,
                                              (Unaudited)        2003      (Unaudited)        2003      (Unaudited)        2003
                                             -------------   ------------ --------------  ------------ -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income ..................   $ 1,214,668     $ 1,537,052   $  7,937,571  $  17,851,442   $   393,854   $    968,801
  Net realized gain (loss) on investments
    and futures contracts ................     5,179,422       2,049,728        343,831    (10,850,586)         (917)      (135,037)
  Unrealized appreciation (depreciation)
    of investments and futures contracts .     6,454,676      42,156,348     (6,144,796)    15,428,361      (246,672)      (267,402)
                                            ------------    ------------   ------------  -------------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............    12,848,766      45,743,128      2,136,606     22,429,217       146,265        566,362
                                            ------------    ------------   ------------  -------------   -----------   ------------
DIVIDEND DISTRIBUTIONS (Note 5)
  From net investment income .............            --      (1,480,749)            --   (17,956,541)            --       (968,857)
  From capital gains .....................            --              --             --            --             --             --
                                            ------------    ------------   ------------  -------------   -----------   ------------
Total distributions ......................            --      (1,480,749)            --    (17,956,541)           --       (968,857)
                                            ------------    ------------   ------------  -------------   -----------   ------------
CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares .......    73,717,505     135,526,489     41,152,975     63,563,208     6,072,690     14,203,736
  Dividends reinvested ...................            --       1,480,749             --     17,956,541            --        968,857
  Cost of shares redeemed ................   (54,477,773)    (79,111,459)   (43,583,036)  (173,906,686)   (4,814,084)   (24,016,745)
                                            ------------    ------------   ------------  -------------   -----------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS ........    19,239,732      57,895,779     (2,430,061)   (92,386,937)    1,258,606     (8,844,152)
                                            ------------    ------------   ------------  -------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS ........    32,088,498     102,158,158       (293,455)   (87,914,261)    1,404,871     (9,246,647)
NET ASSETS, BEGINNING OF PERIOD/YEAR .....   216,509,199     114,351,041    348,849,747    436,764,008    28,623,458     37,870,105
                                            ------------    ------------   ------------  -------------   -----------   ------------
NET ASSETS, END OF PERIOD/YEAR ...........  $248,597,697    $216,509,199   $348,556,292  $ 348,849,747   $30,028,329   $ 28,623,458
                                            ============    ============   ============  =============   ===========   ============
COMPONENTS OF NET ASSETS:
  Paid-in capital ........................  $218,476,917    $199,237,185   $365,708,621  $ 368,138,682   $30,045,874   $ 28,787,268
  Accumulated undistributed net investment
    income (loss) ........................     2,557,521       1,342,853      8,160,364        222,793       418,148         24,294
  Accumulated undistributed net realized
    gain (loss) on investments and futures
    contracts ............................       425,079      (4,754,343)   (23,772,751)   (24,116,582)     (209,403)      (208,486)
  Unrealized appreciation (depreciation)
    of investments and futures contracts .    27,138,180      20,683,504     (1,539,942)     4,604,854      (226,290)        20,382
                                            ------------    ------------   ------------  -------------   -----------   ------------
NET ASSETS, END OF PERIOD/YEAR ...........  $248,597,697    $216,509,199   $348,556,292  $ 348,849,747   $30,028,329   $ 28,623,458
                                            ============    ============   ============  =============   ===========   ============

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                 STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                       Mid-Term
                                                       Bond Fund                  Composite Fund          Aggressive Equity Fund
                                             ---------------------------  ---------------------------- -----------------------------
                                              For the Six      For the     For the Six      For the     For the Six       For the
                                              Months Ended   Year Ended    Months Ended   Year Ended    Months Ended    Year Ended
                                             June 30, 2004   December 31, June  30, 2004  December 31, June 30, 2004   December 31,
                                              (Unaudited)        2003      (Unaudited)        2003      (Unaudited)        2003
                                             -------------   ------------ --------------  ------------ -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) ...........  $  1,154,384    $  2,796,978   $  3,003,231   $  6,095,261  $   (472,812)  $ (1,318,079)
  Net realized gain (loss) on investments        232,460         573,478      5,132,304     15,014,794    28,049,570     32,871,438
  Unrealized appreciation (depreciation)
    of investments .......................    (1,676,148)     (1,015,164)    (5,792,207)    18,992,627   (46,666,522)    63,776,080
                                            ------------    ------------   ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............     (289,304)       2,355,292      2,343,328     40,102,682   (19,089,764)    95,329,439
                                            ------------    ------------   ------------   ------------  ------------   ------------
DIVIDEND DISTRIBUTIONS (Note 5)
  From net investment income .............            --      (2,779,799)            --     (6,126,289)           --             --
  From capital gains .....................            --        (626,331)            --             --            --             --
                                            ------------    ------------   ------------   ------------  ------------   ------------
Total distributions ......................            --      (3,406,130)            --     (6,126,289)           --             --
                                            ------------    ------------   ------------   ------------  ------------   ------------
CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares .......    19,112,053      28,547,404      4,987,650      9,604,154    45,550,886     92,465,164
  Dividends reinvested ...................            --       3,406,130             --      6,126,289            --             --
  Cost of shares redeemed ................   (23,611,749)    (43,871,696)   (14,181,530)   (16,102,913)  (44,673,021)   (54,849,032)
                                            ------------    ------------   ------------   ------------  ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS .............    (4,499,696)    (11,918,162)    (9,193,880)      (372,470)      877,865     37,616,132
                                            ------------    ------------   ------------   ------------  ------------   ------------
INCREASE (DECREASE) IN NET ASSETS ........    (4,789,000)    (12,969,000)    (6,850,552)    33,603,923   (18,211,899)   132,945,571
NET ASSETS, BEGINNING OF PERIOD/YEAR .....    74,640,966      87,609,966    258,633,569    225,029,646   370,711,362    237,765,791
                                            ------------    ------------   ------------   ------------  ------------   ------------
NET ASSETS, END OF PERIOD/YEAR ...........  $ 69,851,966    $ 74,640,966   $251,783,017   $258,633,569  $352,499,463   $370,711,362
                                            ============    ============   ============   ============  ============   ============
COMPONENTS OF NET ASSETS:
  Paid-in capital ........................  $ 69,436,684    $ 73,936,380   $289,859,020   $299,052,900  $343,108,085   $342,230,220
  Accumulated undistributed net investment
    income (loss) ........................     1,201,563          47,179      7,523,003      4,519,772      (472,812)            --
  Accumulated undistributed net realized
    gain (loss) on investments ...........       257,463          25,003    (52,292,634)   (57,424,938)   (6,909,813)   (34,959,383)
   Unrealized appreciation (depreciation)
    of investments .......................    (1,043,744)        632,404      6,693,628     12,485,835    16,774,003     63,440,525
                                            ------------    ------------   ------------   ------------  ------------   ------------
NET ASSETS, END OF PERIOD/YEAR ...........  $ 69,851,966    $ 74,640,966   $251,783,017   $258,633,569  $352,499,463   $370,711,362
                                            ============    ============   ============   ============  ============   ============


                                                     Conservative                   Moderate                    Aggressive
                                                    Allocation Fund             Allocation Fund              Allocation Fund
                                             ---------------------------  ---------------------------- -----------------------------
                                              For the Six      For the     For the Six      For the      For the Six      For the
                                              Months Ended  Period Ended   Months Ended   Period Ended  Months Ended    Period Ended
                                             June 30, 2004  December 31,  June  30, 2004  December 31,  June 30, 2004   December 31,
                                              (Unaudited)      2003(a)      (Unaudited)      2003(a)     (Unaudited)       2003(a)
                                             -------------  ------------  --------------  ------------  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) ...........    $       --     $   100,693   $         --    $   413,192   $        --   $   217,129
  Net realized gain (loss) on investments        (18,338)         11,315        725,703         66,311       658,759        74,951
  Unrealized appreciation (depreciation)
    of investments .......................      56,127           (21,241)      (257,919)       296,681      (313,870)      538,084
                                             -----------     -----------   ------------    -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ..............        37,789          90,767        467,784        776,184       344,889       830,164
                                             -----------     -----------   ------------    -----------   -----------   -----------
DIVIDEND DISTRIBUTIONS (Note 5)
  From net investment income .............            --         (98,762)            --       (397,667)           --      (205,040)
  From capital gains .....................            --         (13,488)            --        (53,682)           --       (42,769)
                                             -----------     -----------   ------------    -----------   -----------   -----------
Total distributions ......................            --        (112,250)            --       (451,349)           --      (247,809)
                                             -----------     -----------   ------------    -----------   -----------   -----------
CAPITAL SHARE TRANSACTIONS (Note 4):
  Net proceeds from sale of shares .......     7,757,639       4,867,188     34,667,656     16,257,172    16,266,524    12,583,286
  Dividends reinvested ...................            --         112,250             --        451,349            --       247,809
  Cost of shares redeemed ................    (4,594,342)     (2,065,277)   (23,669,432)    (2,213,701)   (7,880,362)   (2,172,218)
                                             -----------     -----------   ------------    -----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  CAPITAL SHARE TRANSACTIONS .............     3,163,297       2,914,161     10,998,224     14,494,820     8,386,162    10,658,877
                                             -----------     -----------   ------------    -----------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS ........     3,201,086       2,892,678     11,466,008     14,819,655     8,731,051    11,241,232
NET ASSETS, BEGINNING OF PERIOD/YEAR .....     2,892,678              --     14,819,655             --    11,241,232            --
                                             -----------     -----------   ------------    -----------   -----------   -----------
NET ASSETS, END OF PERIOD/YEAR ...........   $ 6,093,764     $ 2,892,678   $ 26,285,663    $14,819,655   $19,972,283   $11,241,232
                                             ===========     ===========   ============    ===========   ===========   ===========
COMPONENTS OF NET ASSETS:
  Paid-in capital ........................   $ 6,077,458     $ 2,914,161   $ 25,493,044    $14,494,820   $19,045,039   $10,658,877
  Accumulated undistributed net investment
    income (loss) ........................         1,931           1,931         15,525         15,525        12,089        12,089
   Accumulated undistributed net realized
    gain (loss) on investments ...........       (20,511)         (2,173)       738,332         12,629       690,941        32,082
   Unrealized appreciation (depreciation)
    of investments .......................        34,886         (21,241)        38,762        296,681       224,214       538,084
                                             -----------     -----------   ------------    -----------   -----------   -----------
NET ASSETS, END OF PERIOD/YEAR ...........   $ 6,093,764     $ 2,892,678   $ 26,285,663    $14,819,655   $19,972,283   $11,241,132
                                             ===========     ===========   ============    ===========   ===========   ===========

----------
(a) Commenced operations May 20, 2003.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                              FINANCIAL HIGHLIGHTS

      Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2004 and each of the previous five years ended December 31, (or since the Fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:


                                                                              Money Market Fund
                                                       ------------------------------------------------------------
                                                        Six Months
                                                           Ended               Years Ended December 31,
                                                       June 30, 2004   --------------------------------------------
                                                        (Unaudited)    2003      2002      2001      2000     1999
                                                        -----------    ----      ----      ----      ----     ----
Net Asset Value, Beginning of Year .....................   $1.18      $1.19     $1.19     $1.20     $1.19     $1.18
                                                           -----      -----     -----     -----     -----     -----
Income From Investment Operations:
  Net Investment Income (Loss) .........................    0.01       0.01      0.02      0.07      0.07      0.06

  Net Realized and Unrealized Gains or (Losses)
    on Securities ......................................      --      (0.01)       --     (0.01)       --        --
                                                           -----      -----     -----     -----     -----     -----
Total From Investment Operations .......................    0.01         --      0.02      0.06      0.07      0.06
                                                           -----      -----     -----     -----     -----     -----
Less: Dividend Distributions:
  From Net Investment Income ...........................      --      (0.01)    (0.02)    (0.07)    (0.06)    (0.05)
                                                           -----      -----     -----     -----     -----     -----
Total Distributions ....................................      --      (0.01)    (0.02)    (0.07)    (0.06)    (0.05)
                                                           -----      -----     -----     -----     -----     -----
Net Asset Value, End of Period/Year ....................   $1.19      $1.18     $1.19     $1.19     $1.20     $1.19
                                                           =====      =====     =====     =====     =====     =====
Total Return (%)(b) ....................................     0.4(e)     0.9       1.5       3.9       6.2       5.1

Net Assets, End of Period/Year ($ millions) ............      76         74        93        94       141        74

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) .................................    0.25(d)    0.25      0.25      0.25      0.25      0.25

Ratio of Net Investment Income to
  Average Net Assets (%)                                    0.79(d)    0.90      1.48      4.12      6.17      4.93

Portfolio Turnover Rate(a) .............................     N/A        N/A       N/A       N/A       N/A       N/A

----------
(a)   Portfolio turnover rate excludes all short-term securities.

(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c) Expense ratios as presented are limited to the Fund's investment advisory fee. During the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002, the expense ratio before the Adviser's expense reimbursement to the Fund was .36% (annualized), .38% and .33%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2004 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.

(d)   Annualized.

(e)   Not annualized.

N/A=Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)


                                                                            All America Fund
                                                       ------------------------------------------------------------
                                                        Six Months
                                                           Ended               Years Ended December 31,
                                                       June 30, 2004   --------------------------------------------
                                                        (Unaudited)    2003      2002      2001      2000     1999
                                                        -----------    ----      ----      ----      ----     ----
Net Asset Value, Beginning of Year ...................     $2.12      $1.60    $ 2.09    $ 2.54   $ 3.37   $ 2.90
                                                           -----      -----     -----     -----     -----    -----
Income From Investment Operations:
  Net Investment Income (Loss) .......................      0.01       0.01      0.03      0.02      0.03     0.02

  Net Realized and Unrealized Gains or (Losses)
    on Securities ....................................      0.01       0.52     (0.50)    (0.46)    (0.19)    0.72
                                                           -----      -----     -----     -----     -----    -----
Total From Investment Operations .....................      0.02       0.53     (0.47)    (0.44)    (0.16)    0.74
                                                           -----      -----     -----     -----     -----    -----
Less Dividend Distributions:
  From Net Investment Income .........................        --      (0.01)    (0.02)    (0.01)    (0.02)   (0.03)

  From Capital Gains .................................        --         --        --        --     (0.65)   (0.24)
                                                           -----      -----     -----     -----     -----    -----
Total Distributions ..................................        --      (0.01)    (0.02)    (0.01)    (0.67)   (0.27)
                                                           -----      -----     -----     -----     -----    -----
Net Asset Value, End of Period/Year . ................     $2.14      $2.12     $1.60     $2.09     $2.54    $3.37
                                                           =====      =====     =====     =====     =====    =====
Total Return (%)(b) ..................................       1.2(e)    33.0     -22.4     -17.4      -5.0     25.8

Net Assets, End of Period/Year ($ millions) ..........       450        492       421       604       771      886

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) ...............................      0.50(d)    0.50      0.50      0.50      0.50     0.50

Ratio of Net Investment Income to
  Average Net Assets (%) .............................      0.85(d)    0.84      0.80      0.70      0.64     0.73

Portfolio Turnover Rate (%)(a) .......................     33.45(e)   76.73     85.27     75.93     90.00    30.03

----------
(a)   Portfolio turnover rate excludes all short-term securities.

(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c) Expense ratios as presented are limited to the Fund's investment advisory fee. During the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002, the expense ratio before the Adviser's expense reimbursement to the Fund was .59% (annualized), .61% and .58%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2004 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.

(d)   Annualized.

(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION
FINANCIAL HIGHLIGHTS (Continued)


                                                                              Equity Index Fund
                                                       ------------------------------------------------------------
                                                        Six Months
                                                           Ended               Years Ended December 31,
                                                       June 30, 2004   --------------------------------------------
                                                        (Unaudited)    2003      2002      2001      2000     1999
                                                        -----------    ----      ----      ----      ----     ----
Net Asset Value, Beginning of
  Period/Year ........................................     $1.95      $1.54     $2.02     $2.37     $2.88     $2.45
                                                           -----      -----     -----     -----     -----     -----
Income From Investment Operations:
  Net Investment Income (Loss) .......................      0.02       0.03      0.03      0.03      0.06      0.03
                                                           -----      -----     -----     -----     -----     -----
  Net Realized and Unrealized Gains or (Losses)
    on Securities ....................................      0.05       0.41     (0.48)    (0.31)    (0.32)     0.48
                                                           -----      -----     -----     -----     -----     -----
Total From Investment Operations .....................      0.07       0.44     (0.45)    (0.28)    (0.26)     0.51
                                                           -----      -----     -----     -----     -----     -----
Less Dividend Distributions:
  From Net Investment Income .........................        --      (0.03)    (0.03)    (0.03)    (0.03)    (0.03)

  From Capital Gains .................................        --         --        --     (0.04)    (0.22)    (0.05)
                                                           -----      -----     -----     -----     -----     -----
Total Distributions ..................................        --      (0.03)    (0.03)    (0.07)    (0.25)    (0.08)
                                                           -----      -----     -----     -----     -----     -----
Net Asset Value, End of Period/Year ..................     $2.02      $1.95     $1.54     $2.02     $2.37     $2.88
                                                           =====      =====     =====     =====     =====     =====
Total Return (%)(e) ..................................       3.3(b)    28.3     -22.1     -12.2      -9.0      20.6

Net Assets, End of Period/Year
  ($ millions) .......................................       668        618       390       464       499       583

Ratio of Expenses to Average Net Assets
  after Expense Reimbursement (%)(f) .................      0.13(a)    0.13      0.13      0.13      0.13      0.13

Ratio of Net Investment Income to
  Average Net Assets (%) .............................      1.50(a)    1.65      1.49      1.24      1.09      1.34

Portfolio Turnover Rate (%)(d) .......................      3.15(b)    0.89      7.36     10.06     10.78      6.89

----------
(a)   Annualized.

(b)   Not annualized.

(d)   Portfolio turnover rate excludes all short-term securities.


(e) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(f) Expense ratios as presented are limited to each Fund's investment advisory fee. During the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002, the expense ratio before the Adviser's expense reimbursement to the Fund was .19% (annualized), .21% and .20%, respectively. The Adviser has contractually agreed to limit each Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2004 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Funds.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)


                                                                          Mid-Cap Equity Index Fund
                                                       ------------------------------------------------------------
                                                        Six Months
                                                           Ended               Years Ended December 31,
                                                       June 30, 2004   --------------------------------------------
                                                        (Unaudited)    2003      2002      2001      2000     1999
                                                        -----------    ----      ----      ----      ----     ----
Net Asset Value, Beginning of
  Period/Year ........................................     $1.30      $0.97     $1.16     $1.21     $1.11     $1.00
                                                           -----      -----     -----     -----     -----     -----
Income From Investment Operations:
  Net Investment Income (Loss) .......................        --       0.01      0.01      0.01      0.02      0.01
                                                           -----      -----     -----     -----     -----     -----
Net Realized and Unrealized Gains or (Losses)
  on Securities ......................................      0.07       0.33     (0.18)    (0.03)     0.17      0.11
                                                           -----      -----     -----     -----     -----     -----
Total From Investment Operations .....................      0.07       0.34     (0.17)    (0.02)     0.19      0.12
                                                           -----      -----     -----     -----     -----     -----
Less Dividend Distributions:
  From Net Investment Income .........................        --      (0.01)       --     (0.01)    (0.01)    (0.01)

  From Capital Gains .................................        --        --      (0.02)    (0.02)    (0.08)       --
                                                           -----      -----     -----     -----     -----     -----
Total Distributions ..................................        --      (0.01)    (0.02)    (0.03)    (0.09)    (0.01)
                                                           -----      -----     -----     -----     -----     -----
Net Asset Value, End of Period/Year ..................     $1.37      $1.30     $0.97     $1.16     $1.21     $1.11
                                                           =====      =====     =====     =====     =====     =====
Total Return (%)(e) ..................................       6.0(b)    35.2     -15.2      -1.1      16.7      11.8(b)

Net Assets, End of Period/Year
  ($ millions) .......................................       249        217       114       112        95        34

Ratio of Expenses to Average Net Assets
  after Expense Reimbursement (%)(f) .................      0.13(a)    0.13      0.13      0.13      0.13      0.13(a)

Ratio of Net Investment Income to
  Average Net Assets (%) .............................      1.05(a)    1.06      1.00      1.13      1.65      1.70(a)

Portfolio Turnover Rate (%)(d) .......................      8.41(b)    7.87     28.11     34.78     50.10     31.67(b)


----------
(a)   Annualized.

(b)   Not annualized.

(c)   Commenced operations May 3, 1999.

(d)   Portfolio turnover rate excludes all short-term securities.

(e) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(f) Expense ratios as presented are limited to each Fund's investment advisory fee. During the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002, the expense ratio before the Adviser's expense reimbursement to the Fund was .22% (annualized), .22% and .25%, respectively. The Adviser has contractually agreed to limit each Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2004 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Funds.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)



                                                                           Bond Fund
                                                       ------------------------------------------------------------
                                                        Six Months
                                                           Ended               Years Ended December 31,
                                                       June 30, 2004   --------------------------------------------
                                                        (Unaudited)    2003      2002      2001      2000     1999
                                                        -----------    ----      ----      ----      ----     ----
Net Asset Value, Beginning of Year ...................     $1.29      $1.27     $1.30     $1.31     $1.30     $1.42
                                                           -----      -----     -----     -----     -----     -----
Income From Investment Operations:
Net Investment Income (Loss) .........................      0.03       0.07      0.09      0.13      0.15      0.10

  Net Realized and Unrealized Gains or (Losses)
    on Securities ....................................     (0.02)      0.02     (0.01)    (0.01)    (0.04)    (0.12)
                                                           -----      -----     -----     -----     -----     -----
Total From Investment Operations .....................      0.01       0.09      0.08      0.12      0.11     (0.02)
                                                           -----      -----     -----     -----     -----     -----
Less Dividend Distributions:
  From Net Investment Income .........................        --      (0.07)    (0.08)    (0.13)    (0.10)    (0.10)

  From Capital Gains .................................        --         --     (0.03)       --        --        --
                                                           -----      -----     -----     -----     -----     -----
Total Distributions ..................................        --      (0.07)    (0.11)    (0.13)    (0.10)    (0.10)
                                                           -----      -----     -----     -----     -----     -----
Net Asset Value, End of Period/Year ..................     $1.30      $1.29     $1.27     $1.30     $1.31     $1.30
                                                           =====      =====     =====     =====     =====     =====
Total Return (%)(b) ..................................       0.5(e)     6.7       6.8       8.7       8.9      -1.9

Net Assets, End of Period/Year ($ millions) ..........       349        349       437       404       513       466

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) ...............................      0.50(d)    0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment Income to
  Average Net Assets (%) .............................      4.63(d)    5.10      6.38      7.19      7.40      7.11

Portfolio Turnover Rate (%)(a) .......................     17.95(e)   72.09     76.91      9.25     18.42     29.32

----------
(a)   Portfolio turnover rate excludes all short-term securities.

(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c) Expense ratios as presented are limited to the Fund's ivestment advisory fee. During the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002, the expense ratio before the Adviser's expense reimbursement to the Fund was .57% (annualized), .60% and .57%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2004 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.

(d)   Annualized.

(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)


                                                                            Short-Term Bond Fund
                                                       ------------------------------------------------------------
                                                        Six Months
                                                           Ended               Years Ended December 31,
                                                       June 30, 2004   --------------------------------------------
                                                        (Unaudited)    2003      2002      2001      2000     1999
                                                        -----------    ----      ----      ----      ----     ----
Net Asset Value, Beginning of Year ...................     $1.03      $1.05     $1.03     $1.01     $0.99     $1.03
                                                           -----      -----     -----     -----     -----     -----
Income From Investment Operations:
  Net Investment Income (Loss) .......................      0.02       0.04      0.03      0.06      0.09      0.09

  Net Realized and Unrealized Gains or (Losses)
    on Securities ....................................     (0.01)     (0.02)     0.02      0.02     (0.01)    (0.04)
                                                           -----      -----     -----     -----     -----     -----
Total From Investment Operations .....................      0.01       0.02      0.05      0.08      0.08      0.05
                                                           -----      -----     -----     -----     -----     -----
Less Dividend Distributions:
  From Net Investment Income .........................        --      (0.04)    (0.03)    (0.06)    (0.06)    (0.09)

  From Capital Gains .................................        --         --        --        --        --        --
                                                           -----      -----     -----     -----     -----     -----
Total Distributions ..................................        --      (0.04)    (0.03)    (0.06)    (0.06)    (0.09)
                                                           -----      -----     -----     -----     -----     -----
Net Asset Value, End of Period/Year ..................     $1.04      $1.03     $1.05     $1.03     $1.01     $0.99
                                                           =====      =====     =====     =====     =====     =====
Total Return (%)(b) ..................................       0.5(e)     1.7       5.0       7.4       7.8       4.2

Net Assets, End of Period/Year ($ millions) ..........        30         29        38        16        12        12

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) ...............................      0.50(d)    0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment Income to
  Average Net Assets (%) .............................      2.74(d)    2.88      4.19      5.79      6.10      5.48

Portfolio Turnover Rate (%)(a) .......................      8.15(e)   70.34     38.75     60.13     45.01     44.68

----------
(a)   Portfolio turnover rate excludes all short-term securities.

(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c) Expense ratios as presented are limited to the Fund's investment advisory fee. During the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002, the expense ratio before the Adviser's expense reimbursement to the Fund was .83% (annualized), .82% and .79%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2004 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.

(d)   Annualized.

(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)



                                                                             Mid-Term Bond Fund
                                                       ------------------------------------------------------------
                                                        Six Months
                                                           Ended               Years Ended December 31,
                                                       June 30, 2004   --------------------------------------------
                                                        (Unaudited)    2003      2002      2001      2000     1999
                                                        -----------    ----      ----      ----      ----     ----
Net Asset Value, Beginning of Year ...................     $0.96      $0.98     $0.91     $0.85     $0.87     $0.91
                                                           -----      -----     -----     -----     -----     -----
Income From Investment Operations:
  Net Investment Income (Loss) .......................      0.01       0.03      0.03      0.03      0.08      0.05

  Net Realized and Unrealized Gains or (Losses)
    on Securities ....................................     (0.02)        --      0.07      0.06     (0.05)    (0.04)
                                                           -----      -----     -----     -----     -----     -----
Total From Investment Operations .....................     (0.01)      0.03      0.10      0.09      0.03      0.01
                                                           -----      -----     -----     -----     -----     -----
Less Dividend Distributions:
  From Net Investment Income .........................        --      (0.04)    (0.03)    (0.03)    (0.05)    (0.05)

  From Capital Gains .................................        --      (0.01)       --        --        --        --
                                                           -----      -----     -----     -----     -----     -----
Total Distributions ..................................        --      (0.05)    (0.03)    (0.03)    (0.05)    (0.05)
                                                           -----      -----     -----     -----     -----     -----
Net Asset Value, End of Period/Year ..................     $0.95      $ .96     $0.98     $0.91     $0.85     $0.87
                                                           =====      =====     =====     =====     =====     =====
Total Return (%)(b) ..................................      -0.5(e)     2.8       9.7      10.4       4.8       1.4

Net Assets, End of Period/Year ($ millions) ..........        70         75        88        44        14        13

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) ...............................      0.50(d)    0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment Income to
  Average Net Assets (%) .............................      3.32(d)    3.23      4.11      5.16      6.26      5.75

Portfolio Turnover Rate (%)(a) .......................     18.68(e)   41.55    106.79      6.38     10.57     10.28

----------
(a)   Portfolio turnover rate excludes all short-term securities.

(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c) Expense ratios as presented are limited to the Fund's investment advisory fee. During the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002, the expense ratio before the Adviser's expense reimbursement to the Fund was .63% (annualized), .64% and .62%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2004 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.

(d)   Annualized.

(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                               Composite Fund
                                                       ------------------------------------------------------------
                                                        Six Months
                                                           Ended               Years Ended December 31,
                                                       June 30, 2004   --------------------------------------------
                                                        (Unaudited)    2003      2002      2001      2000     1999
                                                        -----------    ----      ----      ----      ----     ----
Net Asset Value, Beginning of Year ...................     $1.40       $1.22    $1.37     $1.60     $1.91     $1.78
                                                           -----       -----    -----     -----     -----     -----
Income From Investment Operations:
  Net Investment Income (Loss) .......................      0.02        0.03     0.02      0.06      0.10      0.06

  Net Realized and Unrealized Gains or (Losses)
    on Securities ....................................        --        0.18    (0.13)    (0.23)    (0.11)     0.21
                                                           -----       -----    -----     -----     -----     -----
Total From Investment Operations .....................      0.02        0.21    (0.11)    (0.17)    (0.01)     0.27
                                                           -----       -----    -----     -----     -----     -----
Less Dividend Distributions:
  From Net Investment Income .........................        --       (0.03)   (0.02)    (0.04)    (0.07)    (0.06)

  From Capital Gains .................................        --         --     (0.02)    (0.02)    (0.23)    (0.08)
                                                           -----       -----    -----     -----     -----     -----
Total Distributions ..................................        --       (0.03)   (0.04)    (0.06)    (0.30)    (0.14)
                                                           -----       -----    -----     -----     -----     -----
Net Asset Value, End of Period/Year ..................     $1.42       $1.40    $1.22     $1.37     $1.60     $1.91
                                                           =====       =====    =====     =====     =====     =====
Total Return (%)(b) ..................................       0.9(e)    18.2      -7.5       -11      -0.5      15.2

Net Assets, End of Period/Year ($ millions) ..........       252        259       225       272       341       364

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) ...............................      0.50(d)    0.50      0.50      0.50      0.50      0.50

Ratio of Net Investment Income to
  Average Net Assets (%) .............................      2.37(d)    2.59      3.37      3.64      3.36      3.23

Portfolio Turnover Rate (%)(a) .......................     60.02(e)  177.43    204.99    248.42    161.01     99.41

----------
(a)   Portfolio turnover rate excludes all short-term securities.

(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c) Expense ratios as presented are limited to the Fund's investment advisory fee. During the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002, the expense ratio before the Adviser's expense reimbursement to the Fund was .59% (annualized), .63% and .58%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2004 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.

(d)   Annualized.

(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)


                                                                             Aggressive Equity Fund
                                                        ------------------------------------------------------------
                                                        Six Months
                                                           Ended               Years Ended December 31,
                                                       June 30, 2004   --------------------------------------------
                                                        (Unaudited)    2003      2002      2001      2000     1999
                                                        -----------    ----      ----      ----      ----     ----
Net Asset Value, Beginning of Year ...................     $1.73       $1.24    $1.56     $1.76     $2.16    $1.51
                                                           -----       -----    -----     -----     -----    -----
Income From Investment Operations:
  Net Investment Income (Loss) .......................     (0.01)      (0.01)      --        --      0.01       --

  Net Realized and Unrealized Gains or (Losses)
    on Securities ....................................     (0.08)       0.50    (0.32)    (0.19)    (0.04)    0.65
                                                           -----       -----    -----     -----     -----    -----
Total From Investment Operations .....................     (0.09)       0.49    (0.32)    (0.19)    (0.03)    0.65
                                                           -----       -----    -----     -----     -----    -----
Less Dividend Distributions:
  From Net Investment Income .........................        --         --        --     (0.01)    (0.01)      --

  From Capital Gains .................................        --         --        --        --     (0.36)      --
                                                           -----       -----    -----     -----     -----    -----
Total Distributions ..................................        --         --        --     (0.01)    (0.37)      --
                                                           -----       -----    -----     -----     -----    -----
Net Asset Value, End of Period/Year ..................     $1.64       $1.73    $1.24     $1.56     $1.76    $2.16
                                                           =====       =====    =====     =====     =====    =====
Total Return (%)(b) ..................................      -5.0(e)     39.4    -20.5     -10.6      -1.2     43.3

Net Assets, End of Period/Year ($ millions) ..........       352         371      238       295       309      278

Ratio of Expenses to Average Net Assets after Expense
  Reimbursement (%)(c) ...............................      0.85(d)     0.85     0.85      0.85      0.85     0.85

Ratio of Net Investment Income to
  Average Net Assets (%) .............................      -0.26(d)   -0.48    -0.13      0.18      0.61     0.01

Portfolio Turnover Rate (%)(a) .......................     96.89(e)   200.77   204.53    221.49    162.44   134.62

----------
(a)   Portfolio turnover rate excludes all short-term securities.

(b) Total return would have been lower had non-investment advisory expenses not been reduced through expense reimbursement (Note 2).

(c) Expense ratios as presented are limited to the Fund's investment advisory fee. During the six months ended June 30, 2004 and the years ended December 31, 2003 and 2002, the expense ratio before the Adviser's expense reimbursement to the Fund was .92% (annualized), .94% and .92%, respectively. The Adviser has contractually agreed to limit the Fund's expenses, other than for brokers' commissions and fees relating to portfolio transactions, to the amount of its investment advisory fee. This contractual expense limitation agreement remains in effect through 2004 and continues into the successive calendar year unless the Adviser gives adequate advance notice to terminate or modify its expense limitation policy with the Fund.

(d)   Annualized.

(e)   Not annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                        FINANCIAL HIGHLIGHTS (Continued)


                                                  Conservative                 Moderate                  Aggressive
                                                Allocation Fund            Allocation Fund            Allocation Fund
                                            ------------------------   ----------------------    ------------------------
                                            Six Months      For the    Six Months     For the    Six Months      For the
                                               Ended        Period        Ended       Period        Ended        Period
                                             June 30,        Ended      June 30,       Ended      June 30,        Ended
                                               2004      December 31,     2004     December 31,     2004      December 31,
                                            (Unaudited)     2003(b)    (Unaudited)    2003(b)    (Unaudited)     2003(b)
                                            -----------     -------    -----------    -------    -----------     -------
Net Asset Value, Beginning of Period ......     $1.01       $ 1.00         $1.08        $1.00        $1.17        $1.00
                                                -----       ------         -----        -----        -----        -----
Income From Investment Operations:
  Net Investment Income (Loss) ............        --         0.01            --         0.01           --         0.03

  Net Realized and Unrealized Gains or
    (Losses) on Securities ................      0.01         0.05          0.03         0.11         0.02         0.17
                                                -----       ------         -----        -----        -----        -----
Total From Investment Operations ..........      0.01         0.06          0.03         0.12         0.02         0.20
                                                -----       ------         -----        -----        -----        -----
Less Dividend Distributions:
  From Net Investment Income ..............        --        (0.01)           --        (0.01)          --        (0.01)

  From Capital Gains ......................        --        (0.04)           --        (0.03)          --        (0.02)
                                                -----       ------         -----        -----        -----        -----
Total Distributions .......................        --        (0.05)           --        (0.04)          --        (0.03)
                                                -----       ------         -----        -----        -----        -----
Net Asset Value, End of Period ............     $1.02       $ 1.01         $1.11        $1.08        $1.19        $1.17
                                                =====       ======         =====        =====        =====        =====
Total Return (%)(c) .......................       0.6          5.3           2.3         11.7          2.4         19.2

Net Assets, End of Period ($ millions) ....         6            3            26           15           20           11

Ratio of Expenses to Average
  Net Assets (%)(d)(e) ....................         0            0             0            0            0            0

Ratio of Net Investment Income to
  Average Net Assets (%)(d) ...............         0         8.59             0         8.85            0         6.48

Portfolio Turnover Rate (%)(a)(c) .........    104.39        66.44        108.57        18.44        47.18        26.92

----------
(a) Portfolio  turnover rate excludes all short-term  securities.

(b) Commenced operations May 20, 2003.

(c) Not annualized.

(d) Annualized.

(e) Excludes expenses of the underlying funds.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
                    NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Mutual of America Investment Corporation (the "Investment Company") is a diversified, open-end management investment company -- a type of company commonly known as a "mutual fund". It is registered as such under the Investment Company Act of 1940 (the "Investment Company Act"). The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company ("Mutual of America Life") and its affiliates. As a "series" type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. There are currently twelve Funds: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap
Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund; a Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively "Allocation Funds", each of which began operations on May 20, 2003).

      Investment Company shares are issued to Mutual of America Life, and on a limited basis, to The American Life Insurance Company of New York, for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company's Allocation Funds.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by the Investment Company, which is in conformity with accounting principles generally accepted in the United States:

      Security Valuation -- Investment securities are valued as follows:

           Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

           The Allocation Funds value their investments in the underlying funds of the Investment Company at their respective net asset values.

           Debt securities are valued on the basis of prices obtained from an independent pricing service. The pricing service may utilize various pricing methodologies that incorporates both dealer supplied valuations and analytical modeling techniques which considers factors such as yield, quality, coupon rate, maturity, issue type, broker quotes and trading characteristics to derive a valuation. In the rare instance when such a price is not available from an independent pricing service, a fair value is used, as determined in good faith by the Adviser, in accordance with procedures adopted by the Board of Directors of the Investment Company.

           Short-term debt investments with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities, which mature in more than 60 days, are stated at market value.

      Investment Transactions -- Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of stock is based on the identified cost basis of the security, determined on the first-in, first-out ("FIFO") basis.

      Equity-type funds with an indexed portfolio component may, in order to remain more fully invested in the equity markets while minimizing transaction costs, purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period the contract was outstanding. The "Underlying Face Amount at Value" (appearing in the "Portfolio of Investments in Securities") representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a

                     MUTUAL OFAMERICA INVESTMENT CORPORATION
              NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities.

      Each of the Allocation Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect three different approaches to asset allocation based on risk tolerance.

      The Allocation Funds with these percentage allocations invest in the following underlying funds of the Investment Company:

      Conservative Allocation:   Equity Index (25%), Bond (30%), Mid-Term (30%),
                                 Short-Term (15%).

      Moderate Allocation:       Equity Index (35%), Bond (30%), Mid-Term (20%),
                                 Mid-Cap (15%).

      Aggressive Allocation:     Equity Index (45%), Bond (25%), Mid-Cap (20%),
                                 Aggressive Equity (10%).

      Generally, rebalancing of the Allocation Funds' holdings are performed on a monthly basis.

      Investment   Income  --  Interest   income,   accretion  of  discount  and
amortization of premium are recorded on an accrual basis daily. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

      Distributions to Shareholders ("Dividends") -- Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make distributions of its net investment income and to distribute net realized gains, if any, on an annual basis, in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications (which do not impact the funds' net asset values) are made within the funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations.

      Federal Income Taxes -- Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

      At  June  30,  2004,   certain  funds  had  the  following   capital  loss
carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations.


                                                                                      Mid-Cap
                                        Money       All America    Equity Index    Equity Index       Bond
Expiring on December 31,             Market Fund       Fund            Fund            Fund           Fund
-----------------------              -----------  --------------  --------------  -------------- --------------
2004 ..............................    $    51       $        0       $       0     $         0    $          0
2005 ..............................      3,447                0               0               0               0
2006 ..............................      2,238                0               0               0               0
2007 ..............................      1,434                0               0               0               0
2008 ..............................      5,103                0               0               0               0
2009 ..............................          0                0               0               0               0
2010 ..............................        295                0               0               0               0
2011 ..............................          0                0               0               0      23,117,159
2012 ..............................          0                0               0               0         655,592
                                       -------       ----------       ---------     -----------    ------------
  Total ...........................    $12,568       $        0       $       0     $         0    $ 23,772,751
                                       =======       ==========       =========     ===========    ============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)


                                                                                    Conservative   Moderate     Aggressive
                            Short-Term    Mid-Term                     Aggressive    Allocation   Allocation    Allocation
Expiring on December 31      Bond Fund    Bond Fund   Composite Fund   Equity Fund      Fund         Fund          Fund
-----------------------     -----------  -----------  --------------  ------------  ------------   ---------    ----------
   2004 .................   $         0   $         0   $         0   $         0   $         0   $         0   $         0
   2005 .................             0             0             0             0             0             0             0
   2006 .................             0             0             0             0             0             0             0
   2007 .................        73,348             0             0             0             0             0             0
   2008 .................           101             0             0             0             0             0             0
   2009 .................             0             0    31,740,514             0             0             0             0
   2010 .................             0             0    20,417,938     4,364,259             0             0             0
   2011 .................       111,136             0             0             0             0             0             0
   2012 .................        22,985             0             0             0             0             0             0
                            -----------   -----------   -----------   -----------   -----------   -----------   -----------
Total ...................   $   207,570   $         0   $52,158,452   $ 4,364,259   $         0   $         0   $         0
                            ===========   ===========   ===========   ===========   ===========   ===========   ===========


2.  EXPENSES

      The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management Corporation ("the Adviser"), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge, at the annual rate of .25% of the value of the net assets of the Money Market Fund, .50% of the value of the net assets of the All America Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund and Composite Fund, .125% of the value of the net assets of the Equity Index Fund and the Mid-Cap Equity Index Fund, and .85% of the value of the net assets of the Aggressive Equity Fund. The Advisor does not assess a fee for investment management to the Allocation Funds. However, shareholders in the Allocation Funds will indirectly bear their pro-rata share of the investment management fees incurred by the underlying funds in which they invest.

      Under a Sub-Advisory Agreement for the All America Fund, the Adviser has delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) is responsible for compensation payable under such Sub-Advisory Agreement.

      The Adviser contractually limits the expenses of each Fund, other than for brokers' commissions and other fees relating to portfolio transactions, to the amount of the advisory fee paid by the Funds of the Investment Company to the Adviser. This expense limitation remains in effect through 2004 and continues into the successive calendar year unless the Adviser gives adequate notice to terminate or modify its expense limitation policy.

3. PURCHASES AND SALES

      The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the year ended June 30, 2004 was as follows:


                                                                                  Mid-Cap
                                                All America    Equity Index    Equity Index        Bond
                                                   Fund            Fund            Fund            Fund
                                                -----------     -----------     -----------     -----------
Cost of investment purchases ...............   $159,742,867    $ 64,015,390    $ 43,308,719     $ 61,133,188
                                               ============    ============    ============     ============
Proceeds from sales of investments .........   $204,255,401    $ 19,645,194    $ 18,699,615     $ 70,888,625
                                               ============    ============    ============     ============

                                                Short-Term       Mid-Term        Composite      Aggressive
                                                 Bond Fund       Bond Fund         Fund         Equity Fund
                                                -----------     -----------     -----------     -----------
Cost of investment purchases ...............   $  2,293,605    $ 12,866,820    $150,107,550     $354,528,411
                                               ============    ============    ============     ============
Proceeds from sales of investments .........   $  4,018,535    $ 17,838,906    $158,600,605     $345,788,067
                                               ============    ============    ============     ============

                                               Conservative      Moderate       Aggressive
                                                Allocation      Allocation      Allocation
                                                   Fund            Fund            Fund
                                                -----------     -----------     -----------
Cost of investment purchases ...............   $  7,615,814    $ 34,048,664    $ 16,063,225
                                               ============    ============    ============
Proceeds from sales of investments .........   $  4,452,518    $ 23,050,441    $  7,677,063
                                               ============    ============    ============

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

3.  PURCHASES AND SALES (CONTINUED)

      The cost of short-term security purchases for the Money Market Fund for the period was $419,764,042; net proceeds from sales and redemptions for the period were $417,541,238.

      The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at June 30, 2004, for each of the funds were as follows:


                                                                                 Mid-Cap
                                    Money      All America    Equity Index    Equity Index        Bond        Short-Term
                                 Market Fund      Fund            Fund            Fund            Fund         Bond Fund
                                 ----------    -----------     -----------     -----------     -----------     ---------
Unrealized Appreciation .......  $        --   $110,213,644   $111,693,194    $ 45,529,662    $  7,001,852      $  83,533
Unrealized Depreciation .......       (1,772)   (29,244,249)   (55,697,527)    (15,308,105)     (8,541,794)      (309,823)
                                 -----------   ------------   ------------    ------------    ------------    -----------
  Net .........................  $    (1,772)  $ 80,969,395   $ 55,995,667    $ 30,221,557    $ (1,539,942)   $ (226,290)
                                 ===========   ============   ============    ============    ============    ===========
Cost of Investments ...........  $76,328,153   $375,576,626   $619,591,923    $220,989,947    $347,131,985    $30,081,010
                                 ===========   ============   ============    ============    ============    ===========

                                                                               Conservative     Moderate      Aggressive
                                  Mid-Term      Composite      Aggressive       Allocation     Allocation     Allocation
                                  Bond Fund       Fund         Equity Fund        Fund            Fund           Fund
                                 ----------    -----------     -----------     -----------     -----------   ------------
Unrealized Appreciation .......  $   291,336   $ 11,315,650   $ 34,721,429     $  119,215     $   291,441     $   412,440
Unrealized Depreciation .......   (1,335,080)    (4,487,796)   (16,349,081)          (305)       (148,350)    $  (142,376)
                                 -----------   ------------   ------------     ----------     -----------     -----------
  Net .........................  $(1,043,744)  $  6,827,854   $ 18,372,348     $  118,910     $   143,091     $   270,064
                                 ===========   ============   ============     ==========     ===========     ===========
Cost of Investments ...........  $69,924,576   $244,068,822   $336,411,326     $6,142,902     $26,351,230     $19,793,919
                                 ===========   ============   ============     ==========     ===========     ===========

4.  CAPITAL SHARE ACTIVITY

      The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. Shares are currently allocated into the twelve series of Funds as follows:


                                                        Authorized No. of Shares
                                                        ------------------------
Money Market Fund ....................................        175,000,000
All America Fund .....................................        500,000,000
Equity Index Fund ....................................        500,000,000
Mid-Cap Equity Index Fund ............................        300,000,000
Bond Fund ............................................        450,000,000
Short-Term Bond Fund .................................         50,000,000
Mid-Term Bond Fund ...................................        125,000,000
Composite Fund .......................................        300,000,000
Aggressive Equity Fund ...............................        500,000,000
Conservative Allocation Fund .........................        100,000,000
Moderate Allocation Fund .............................        100,000,000
Aggressive Allocation Fund ...........................        100,000,000
                                                            -------------
    Sub-Total ........................................      3,200,000,000
Shares to be allocated at the discretion of the
  Board of Directors .................................        300,000,000
                                                            -------------
    Total ............................................      3,500,000,000
                                                            =============
Transactions in shares were as follows:


                                                           For the Six Months Ended June 30, 2004
                                               --------------------------------------------------------------
                                               Money Market      All America     Equity Index    Equity Index
                                                   Fund             Fund             Fund            Fund
                                                -----------      -----------     -----------     -----------
Shares issued ...............................    23,082,451       27,418,482      90,795,319      54,771,709
Shares issued to shareholders as
  reinvestment of dividends .................            --               --              --              --
                                                -----------      -----------     -----------     -----------
Total .......................................    23,082,451       27,418,482      90,795,319      54,771,709
Shares redeemed .............................   (21,135,727)     (49,528,409)    (76,242,115)    (40,905,438)
                                                -----------      -----------     -----------     -----------
Net increase (decrease) .....................     1,946,724      (22,109,927)     14,553,204      13,866,271
                                                ===========      ===========     ===========     ===========

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. CAPITAL SHARE ACTIVITY (CONTINUED)


                                                          For the Six Months Ended June 30, 2004
                                               ----------------------------------------------------------
                                                  Bond         Short-Term      Mid-Term         Composite
                                                  Fund          Bond Fund      Bond Fund          Fund
                                               -----------     ----------     -----------      -----------
Shares issued ...............................   31,564,827      5,849,817      19,839,781        3,543,193
Shares issued to shareholders as
  reinvestment of dividends .................           --             --              --               --
                                               -----------     ----------     -----------      -----------
Total .......................................   31,564,827      5,849,817      19,839,781        3,543,193
Shares redeemed .............................  (33,307,853)    (4,633,155)    (24,469,482)     (10,093,913)
                                               -----------     ----------     -----------      -----------
Net increase (decrease) .....................   (1,743,026)     1,216,662      (4,629,701)      (6,550,720)
                                               ===========     ==========     ===========      ===========





                                                           For the Six Months Ended June 30, 2004
                                                ------------------------------------------------------------
                                                Aggressive      Conservative       Moderate       Aggressive
                                                  Equity         Allocation       Allocation      Allocation
                                                   Fund             Fund             Fund            Fund
                                                -----------       ----------     -----------      ----------
Shares issued ...............................    26,536,092        7,649,532      31,347,758      13,708,406
Shares issued to shareholders as
  reinvestment of dividends .................            --               --              --              --
                                                -----------       ----------     -----------      ----------
Total .......................................    26,536,092        7,649,532      31,347,758      13,708,406
Shares redeemed .............................   (26,345,986)      (4,525,801)    (21,318,779)     (6,619,939)
                                                -----------       ----------     -----------      ----------
Net increase (decrease) .....................       190,106        3,123,731      10,028,979       7,088,467
                                                ===========       ==========     ===========      ==========


                                                           For the Year Ended December 31, 2003
                                               --------------------------------------------------------------
                                                                                                    Mid-Cap
                                               Money Market      All America     Equity Index    Equity Index
                                                   Fund             Fund             Fund            Fund
                                                -----------      -----------    ------------     -----------
Shares issued ...............................    40,942,050       42,722,244     178,117,210     121,630,513
Shares issued to shareholders as
  reinvestment of dividends .................       650,662        1,764,361       4,039,147       1,249,980
                                                -----------      -----------    ------------     -----------
Total .......................................    41,592,712       44,486,605     182,156,357     122,880,493
Shares redeemed .............................   (57,916,095)     (74,654,763)   (119,151,468)    (74,111,997)
                                                -----------      -----------    ------------     -----------
Net increase (decrease) .....................   (16,323,383)     (30,168,158)     63,004,889      48,768,496
                                                ===========      ===========    ============     ===========


                                                            For the Year Ended December 31, 2003
                                              -------------------------------------------------------------
                                                  Bond         Short-TermMid-TermComposite
                                                  Fund          Bond Fund      Bond Fund          Fund
                                              ------------    -----------     -----------      -----------
Shares issued ...............................   47,911,378     13,454,529      28,860,368        7,343,200
Shares issued to shareholders as
  reinvestment of dividends .................   13,919,945        938,434       3,552,841        4,592,730
                                              ------------    -----------     -----------      -----------
Total .......................................   61,831,323     14,392,963      32,413,209       11,935,930
Shares redeemed ............................. (134,208,193)   (22,729,980)    (44,211,764)     (12,523,177)
                                              ------------    -----------     -----------      -----------
Net increase (decrease) .....................  (72,376,870)    (8,337,017)    (11,798,555)        (587,247)
                                              ============    ===========     ===========      ===========


                                                            For the Year Ended December 31, 2003
                                                ------------------------------------------------------------
                                                Aggressive      Conservative       Moderate       Aggressive
                                                  Equity         Allocation       Allocation      Allocation
                                                   Fund            Fund(a)          Fund(a)         Fund(a)
                                                 ----------        ---------      ----------       ---------
Shares issued ...............................    60,887,763        4,773,853      15,362,194      11,386,216
Shares issued to shareholders as
  reinvestment of dividends .................            --          111,059         417,156         212,604
                                                 ----------        ---------      ----------       ---------
Total .......................................    60,887,763        4,884,912      15,779,350      11,598,820
Shares redeemed .............................   (38,169,864)      (2,027,537)     (2,099,348)     (1,961,473)
                                                 ----------        ---------      ----------       ---------
Net increase (decrease) .....................    22,717,899        2,857,375      13,680,002       9,637,347
                                                 ==========        =========      ==========       =========

----------
(a) Commenced operations May 20, 2003.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS

      No dividends have been declared or paid during the six months ended June 30, 2004. It is the Investment Company's practice to declare and distribute such dividends at the end of the year in conformity with Internal Revenue Code regulations.

      On December 31, 2003 dividend distributions were declared for each of the Funds from net realized gains on investment transactions and net investment income. Additionally, on September 15, 2003 the remaining required distributions relating to 2002 were executed by Internal Revenue Sec. 855(a) elections declared and paid for each of the Funds. All dividend distributions are immediately reinvested in additional shares of each respective Fund. The tax character of the distributions paid during 2003 was as follows:


                                                                                                 Mid-Cap
                                                   Money       All America    Equity Index    Equity Index      Bond
                                                Market Fund       Fund            Fund            Fund          Fund
                                                -----------       ----            ----            ----          ----
Ordinary Income (a) .........................   $  770,955     $3,535,195      $7,869,784       $1,480,749     $17,956,541
Long-term capital gains (b) .................   $        0     $        0      $        0       $        0     $        0



                                                Short-Term      Mid-Term        Composite      Aggressive
                                                 Bond Fund      Bond Fund         Fund         Equity Fund
                                                ----------      --------        ---------      ----------
Ordinary Income (a) .........................   $  968,857     $2,977,128      $6,126,289        $       0
Long-term capital gains (b) .................   $        0     $  429,002      $        0        $       0


                                               Conservative     Moderate       Aggressive
                                                Allocation     Allocation      Allocation
                                                   Fund           Fund            Fund
                                                ----------     ----------      ----------
Ordinary Income .............................     $108,219       $437,582        $247,809
Long-term capital gains (b) .................     $  4,031       $ 13,767        $      0

----------
Notes:

No distribution paid during 2003 constituted a return of capital for Federal income tax purposes.

(a)   Includes distributions from Fund-level net short-term capital gains.

(b) To the extent reported, each Fund designates these amounts as capital gain dividends for federal income tax purposes.

As of June 30, 2004 undistributed net income and undistributed  accumulated gain
(loss) on a tax basis was as follows:


                                                  Money                                       Mid-Cap
                                                 Market      All America    Equity Index      Equity         Bond     Short-Term
                                                  Fund          Fund            Fund        Index Fund       Fund      Bond Fund
                                                ---------   -------------   -------------  ------------    ---------  ----------
Accumulated undistributed net
  investment income ........................  $ 336,927     $ 4,152,883     $ 5,067,721     $ 2,557,521  $  8,160,364  $ 418,148
Accumulated net realized gain/(loss) on
  investments and futures contracts ........  $ (12,568)    $33,003,376        $646,905     $ 4,036,806  $(23,772,751) $(209,403)
Net unrealized appreciation
      (depreciation) of investments
      and futures contracts ................  $ (1,772)     $80,969,395     $55,995,667     $30,221,557  $ (1,539,942) $(226,290)

                                                                                           Conservative    Moderate   Aggressive
                                                Mid-Term      Composite      Aggressive     Allocation    Allocation  Allocation
                                                Bond Fund       Fund         Equity Fund       Fund          Fund        Fund
                                               ----------   -------------   -------------  ------------    ---------  ----------
Accumulated undistributed net
  investment income .......................  $ 1,201,563    $  7,523,003     $  (472,812)    $  1,931      $ 15,525     $ 12,089
Accumulated net realized gain/(loss) on
  investments and futures contracts .......  $   257,463    $(52,158,408)    $(5,311,468)    $ 63,513      $842,661     $736,791
Net unrealized appreciation
  (depreciation) of investments
  and futures contracts ...................  $(1,043,744)   $  6,827,854     $18,372,348     $118,910      $143,091     $270,064

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of changes in net assets are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

                    MUTUAL OF AMERICA INVESTMENT CORPORATION
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  DIVIDENDS (CONTINUED)

During the year ended December 31, 2003, each fund reclassified the following book to tax differences [increases (decreases)]:


                                                                                                 Mid-Cap
                                                   Money      All America      Equity Index   Equity Index         Bond
                                                Market Fund      Fund              Fund           Fund             Fund
                                                -----------      ----              ----           ----             ----
Accumulated undistributed net
  investment income ...........................   $     0       $     0          $     0          $     0       $(223,958)
Accumulated undistributed net realized
  gains (loss) on investments and futures
  contracts ...................................     1,937             0                0                0         223,958
                                                   ------       -------          -------          -------       ---------
Paid in capital ...............................   $(1,937)      $     0          $     0          $     0       $       0
                                                  =======       =======          =======          =======       =========


                                                Short-Term      Mid-Term         Composite     Aggressive
                                                 Bond Fund      Bond Fund          Fund        Equity Fund
                                                 ---------      ---------          ----        -----------
Accumulated undistributed net
  investment income ...........................   $     0        $     0          $     0      $ 1,318,079
Accumulated net realized gain/loss on
  investments and futures contracts ...........         0              0                0                0
                                                  -------        -------          -------      -----------
Paid in capital ...............................   $     0        $     0          $     0      $(1,318,079)
                                                  =======        =======          =======      ===========


                                               Conservative     Moderate        Aggressive
                                                Allocation     Allocation       Allocation
                                                   Fund           Fund             Fund
                                                ----------     ----------       ----------
Accumulated undistributed net
  investment income ...........................   $     0        $     0          $     0
Accumulated net realized gain/loss on
  investments and futures contracts ...........         0              0                0
                                                  -------        -------          -------
Paid in capital ...............................   $     0        $     0          $     0
                                                  =======        =======          =======


These reclassifications were made as a result of the differences arising from the disallowance of net operating losses, expiration of capital loss carryforwards, and other cumulative adjustments for federal income tax purposes versus financial reporting purposes. Each fund's net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures

A copy of Mutual of America Investment Corporation's proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the Securities and Exchange Commission's website at www.sec.gov.

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839

www.mutualofamerica.com

ITEM 2.    CODE OF ETHICS.

           Item not applicable to semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Item not applicable to semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Item not applicable to semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

           Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

           Included in Item 1.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
           FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

           Not applicable.

ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

           Not applicable.

ITEM 10.   CONTROLS AND PROCEDURES.

           (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

           (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal six-month period that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.   EXHIBITS.

           (a)  Not required at this time.

           (b)  Attached hereto.

           Exhibit 31 Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

           Exhibit 32 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Mutual of America Investment Corporation

By:   /s/ MANFRED ALTSTADT
      ----------------------------------
      Manfred Altstadt
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Investment Corporation

Date: August 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ MANFRED ALTSTADT
      ----------------------------------
      Manfred Altstadt
      Chairman of the Board,
      President and Chief Executive Officer of
      Mutual of America Investment Corporation

Date: August 30, 2004

By:   /s/ JOHN R. GREED
      ----------------------------------
      John R. Greed
      Executive Vice President,
      Chief Financial Officer and Treasurer of
      Mutual of America Investment Corporation

Date: August 30, 2004